File No. 33-30156



     As filed with the Securities and Exchange Commission on May  1, 2007

================================================================================



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE

                    [X]      SECURITIES ACT OF 1933


                    [ ] Pre-Effective Amendment No.



                    [X] Post-Effective Amendment No. 26



                                   and/or


                        REGISTRATION STATEMENT UNDER THE

                    [X]  INVESTMENT COMPANY ACT OF 1940



                    [X] Amendment No. 27


                        (Check appropriate box or boxes)



                         OneAmerica(R) Funds, Inc.

                           (Exact Name of Registrant)



                One American Square, Indianapolis, Indiana 46282

                    (Address of Principal Executive Offices)



              Insurance Company's Telephone Number: (317) 285-1877


     Thomas M. Zurek, Esq., One American Square, Indianapolis, Indiana 46282

                     (Name and Address of Agent for Service)


Title of Securities Being Registered:  Shares of common stock



It is proposed that this filing will become effective (Check appropriate Space)


                  immediately upon filing pursuant to paragraph (b) of Rule 485

_____





 X

_____             on May 1, 2007 pursuant to paragraph (b) of Rule 485




                  60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____


_____             on       (date)       pursuant to paragraph (a)(1) of Rule 485


_____             75 days after filing pursuant to paragraph (a)(2)


_____             on      (date)   pursuant to paragraph (a)(2) of Rule 485


_____             this post-effective  amendment  designates  a  new  effective date for a previously filed amendment.

                            OneAmerica(R) Funds, Inc.



                        Class O and Advisor Class Shares



                               One American Square

                           Indianapolis, Indiana 46282

                                 (800) 249-6269



OneAmerica(R)  Funds,  Inc.  (the "Fund") is an open-end  management  investment company consisting of five separate portfolios:


OneAmerica(R) Value portfolio

OneAmerica(R) Investment Grade Bond portfolio

OneAmerica(R) Money Market  portfolio

OneAmerica(R) Asset Director portfolio

OneAmerica(R) Socially Responsive portfolio


Each  portfolio  has its own  investment  objectives  and  policies,  which  are described later in this  prospectus.  This prospectus  describes the Class O and

Advisor Class shares of common stock of the  portfolios,  which are sold only to separate  accounts of American  United Life Insurance  Company(R)  (AUL) to fund investments in variable life and variable  annuity  contracts issued by AUL. The separate  accounts of AUL buy and sell  shares of the  portfolios  according  to instructions  given by owners or  participants  in the contracts.  The rights of owners and  participants  are described in the contracts or the certificates for those contracts and in the prospectus for the contracts.



This  prospectus  should  be read in  conjunction  with the  separate  account's prospectus  describing the contracts.  Please read both  prospectuses and retain them for future reference.


Neither the SEC nor any state securities  commission has approved or disapproved these  securities  or found that this  prospectus  is accurate or complete.  Any representation to the contrary is a criminal offense.






                                  May 1, 2007




                                                           TABLE OF CONTENTS



Description                                                                                                                     Page




THE PORTFOLIOS.................................................................................................................. 3

  Portfolio Holdings............................................................................................................ 3

  The Value Portfolio........................................................................................................... 3

  The Investment Grade Bond Portfolio........................................................................................... 4

  The Money Market Portfolio.................................................................................................... 6

  The Asset Director Portfolio..... ............................................................................................ 8

  The Socially Responsive Portfolio ............................................................................................10


FINANCIAL HIGHLIGHTS............................................................................................................12


GENERAL INFORMATION ABOUT THE FUND..............................................................................................22

Management of the Fund..........................................................................................................22

The Investment Advisor--American United Life Insurance Company(R)...............................................................22

The Portfolio Managers..........................................................................................................22

 The Value Portfolio............................................................................................................22

 The Investment Grade Bond Portfolio............................................................................................22

 Tbe Asset Director Portfolio...................................................................................................23

 The Socially Responsive Portfolio..............................................................................................23

ABUSIVE TRADING PRACTICES.......................................................................................................23

 Late Trading...................................................................................................................23

 Market Timing..................................................................................................................23

FURTHER PORTFOLIO INFORMATION; INVESTMENTS; INVESTMENT STRATEGIES AND RISKS.....................................................24

Investments and Investment Strategies...........................................................................................24

 The Value Portfolio............................................................................................................24

 The Investment Grade Bond Portfolio............................................................................................24

 The Money Market Portfolio.....................................................................................................24

 The Asset Director Portfolio...................................................................................................25

 The Socially Responsive Portfolio..............................................................................................25

General Risks...................................................................................................................25

 Market Risk....................................................................................................................25

 Socially Responsive Investing Risks............................................................................................26

 Interest Rate Risk.............................................................................................................26

 Credit Risk....................................................................................................................26

 Derivatives Risk...............................................................................................................26

Defensive Strategy..............................................................................................................26


PURCHASE AND REDEMPTION OF SHARES...............................................................................................27

 Net Asset Value................................................................................................................27

 Classes of Shares - Class O and

  Advisor Class Shares .........................................................................................................28

 Distribution and Servicing (12b-1) Plans.......................................................................................28


TAXATION........................................................................................................................28




                                 The Portfolios



Portfolio Holdings


A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's

Statement of Additional Information, which is available upon request.



The Value Portfolio


The primary  investment  objective of the Value  portfolio is long-term  capital appreciation.  The  portfolio  seeks  current  investment  income as a secondary objective. To do this, the portfolio primarily invests in equity securities that the advisor selects based on fundamental investment research for their long-term growth  prospects.  The  portfolio  uses a  value-driven  approach in  selecting portfolio securities.


Normally,  at least 65% of the  portfolio's  assets will be will be comprised of

equity   securities  listed  on  a  national   securities   exchange  or  traded

over-the-counter.  The  portfolio  may  invest up to 35% of its  assets in other instruments and investment  techniques such as preferred stock,  debentures that can be  converted to common stock or that have rights to buy common stock in the future,  nonconvertible debt securities, U.S. Government securities,  commercial paper and other money  market  instruments,  repurchase  agreements  and reverse repurchase agreements.


An investment in the portfolio involves investment risk, including possible loss of the principal amount invested. The portfolio is subject to market risk, which is the risk that the market value of a portfolio  security may move up and down,

sometimes rapidly and unpredictably. This risk may be particularly acute for the portfolio's  investments in common stocks and other types of equity  securities.

The  portfolio  is also  subject to interest  rate risk,  which is the risk that changes  in  interest  rates  will  affect  the  value  of its  investments.  In particular,  the  portfolio's  investments  (if any) in fixed income  securities generally will change in value inversely with changes in interest  rates.  Also,

an investment by the portfolio in fixed income securities  generally will expose the  portfolio to credit  risk,  which is the risk that the issuer of a security will default or not be able to meet its financial obligations.


An  investment  in the  portfolio  is not a bank  deposit  and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.



The bar chart and table below provide some  indication of the risks of investing in the Value portfolio by showing  changes in its performance  from year to year and by comparing its average  annual  returns for one,  five, and ten years to a broad measure of market  performance.  The bar chart below shows  performance of the fund's Class O shares  only,  because the fund did not offer  Advisor  Class shares for the entire periods shown



[Bar chart inserted with returns printed above each year's column.]



Numbers to be inserted are:            for 1997:  29.6%    for 2002:  -7.0%


                                       for 1998:   7.1%    for 2003:  36.5%


                                       for 1999:  -0.9%    for 2004:  15.0%


                                       for 2000:  17.7%    for 2005:  10.0%


                                       for 2001:  11.3%    for 2006:  13.5%





During this ten year time period, the Class O shares' highest return for any quarter  was 17.1%,  which  occurred  in the 2nd  quarter of 2003 and the lowest return for a quarter was -19.2% in the 3rd quarter of 2002.




Since the inception of the Advisor Class, the Advisor shares' highest return for any quarter was 17.0%, which occurred in the 2nd quarter of 2003 and the lowest return for a quarter was -3.7% in the 2nd quarter of 2006.


Performance  numbers shown in the Average Annual Total Return table  demonstrate the average  annual  total  return of the  portfolio  as of December  31,  2006,

compared  to the  Standard & Poor's 500  Composite  Stock  Price Index (the "S&P

500") for one,  five,  and ten years.  The S&P 500 is a  capitalization-weighted benchmark of common stock  performance.  The S&P 500 includes 500 of the largest stocks  (in  terms of market  value)  in the  United  States.  Investors  cannot directly invest in an index and unlike the portfolio,  an index is unmanaged and does not incur  transaction or other expenses.  Performance  information for the

Advisor  Class  shares  represents  performance  for the fund's  Class O shares,

adjusted to reflect  distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares.  Although Class O and the Advisor Class shares would have  similar  annual  returns  (because all the fund's  shares  represent interests in the same portfolio of securities),  Advisor Class performance would be lower than Class O performance  because of the lower expenses paid by Class O shares.  The  information  does not reflect  charges and fees  associated with a separate  account that invests in the  portfolio or any  insurance  contract for which the portfolio is an investment option.  These charges and fees will reduce returns. How the portfolio has performed in the past is not an indication of its future performance.






                                                           Average Annual Total Return as of 12/31/06


                                         One Year                    Five Years                    Ten Years

                                ---------------------------- ---------------------------- ----------------------------


Value Class O                           13.54%                       12.74%                       12.61%

Value Advisor Class                     13.21%                       12.40%                       12.28%

S&P 500                                 15.80%                        6.19%                        8.42%





                  Portfolio Expenses




The  following  table  describes  the fees and expenses  that you may pay if you invest in the Portfolio.




Class O Annual Portfolio Operating Expenses

(expenses that are deducted from fund assets)




Management Fees........................................................... 0.50%

Other Expenses*........................................................... 0.09%

Total Annual Portfolio Operating Expenses*................................ 0.59%




*For the current fiscal year,  Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and  expense  reimbursements,  cannot  exceed  1.00%.  Any fee waiver or expense  reimbursement  arrangement is voluntary and may be  discontinued at any time.


Advisor Class Annual Portfolio Operating Expenses

(expenses that are deducted from fund assets)




Management Fees........................................................... 0.50%

Distribution and/or Service (12b-1) Fees.................................. 0.30%

Other Expenses*........................................................... 0.08%

Total Annual Portfolio Operating Expenses*................................ 0.88%




*For the current fiscal year,  Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and  expense  reimbursements,  cannot  exceed  1.30%.  Any fee waiver or expense  reimbursement  arrangement is voluntary and may be  discontinued at any time.




Expense Example




These  examples  are  intended to help you compare the cost of  investing in the portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Examples also assume that  your  investment  has a 5%  return  each  year and  that  the  portfolio's operating  expenses  remain  the same.  If  separate  account  and/or  insurance contract fees and charges were  reflected,  expenses  would be higher.  Although your actual costs may be higher or lower,  based on these  assumptions your cost would be:






Portfolio Share Class        1 Year           3 Years          5 Years          10 Years




Value Class O                $60              $189             $330             $  738

Value Advisor Class          $90              $280             $487             $1,081






The Investment Grade Bond Portfolio


The primary  investment  objective of the Investment  Grade Bond portfolio is to provide a high level of current income consistent with prudent  investment risk.

A secondary  investment  objective  is to provide  capital  appreciation  to the extent consistent with the primary objective.  To achieve these objectives,  the portfolio  primarily  invests in income  producing  securities such as corporate bonds, U.S.  government debt securities,  convertible bonds,  mortgage and asset backed securities, and preferred stocks.


The portfolio may invest in bonds of any maturity. The average maturity and type of  bonds  in the  portfolio  change  based  on the  advisor's  view  of  market conditions  and  the  likelihood  of a  change  in the  interest  rates  for the different types of bonds the portfolio buys.


The advisor believes that having mostly  investment grade bonds in the portfolio protects investors from the risk of losing principal and interest.  However,  if the advisor feels that it can take  advantage of higher yields  offered by bonds that are not investment grade ("junk bonds"), the portfolio may invest up to 10%

of its assets in such bonds.  Bonds that are not investment  grade have a higher risk of losing principal and interest than investment grade bonds.


The Fund has adopted a policy to invest,  under normal  circumstances,  at least

80% of the value of the portfolio's  assets in investment  grade bonds. The Fund has  adopted a policy to provide the Fund's  shareholders  with at least 60 days prior notice of any change in this policy.


An investment in the portfolio involves investment risk, including possible loss of the principal amount invested. The
portfolio is subject to market risk,  which is the risk that the market value of a portfolio security may move up and down,  sometimes rapidly and unpredictably.

The  portfolio  is also  subject to interest  rate risk,  which is the risk that changes  in  interest  rates  will  affect  the  value  of its  investments.  In particular,  the portfolio's  investments in fixed income  securities  generally will change in value inversely with changes in interest rates. Longer-term bonds typically  demonstrate  the greatest  changes in value in response to changes in interest rates.  Also, an investment by the portfolio in fixed income securities generally  will expose the portfolio to credit risk,  which is the risk that the issuer  of a  security  will  default  or not be  able  to  meet  its  financial obligations.  Investments  in junk bonds are subject to credit risk to a greater degree than more highly-rated, investment grade securities.


An  investment  in the  portfolio  is not a bank  deposit  and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.


The bar chart and table below provide some  indication of the risks of investing in the  Investment  Grade Bond portfolio by showing  changes in its  performance from year to year and by comparing its average annual returns for one, five, and ten years to a broad  measure of market  performance.  The bar chart below shows performance  of the fund's Class O shares  only,  because the fund did not offer

Advisor Class shares for the entire periods shown.


[Bar chart inserted with returns printed above each year's column.]



Numbers to be inserted are:

                                     for 1997:  7.9%    for 2002:  7.9%


                                     for 1998:  8.8%    for 2003:  4.9%


                                     for 1999: -1.1%    for 2004:  4.1%


                                     for 2000: 10.8%    for 2005:  2.2%



                                     for 2001:  7.1%    for 2006:  3.8%



During this ten year time  period,  the Class O shares'  highest  return for any quarter  was 4.1%,  which  occurred  in the 3rd  quarter  of 2001 and the lowest return for a quarter was -2.2% in the 2nd quarter of 2004.


Since the inception of the Advisor Class, the Advisor shares' highest return for any quarter was 3.3%,  which occurred in the 3rd quarter of 2006 and the lowest return for a quarter was -2.2% in the 2nd quarter of 2004.


Performance  numbers shown in the Average Annual Total Return table  demonstrate the average  annual  total  return of the  portfolio  as of December  31,  2006,

compared to the Lehman  Aggregate Index for one, five, and ten years. The Lehman

Aggregate Index is a broad capitalization-weighted  benchmark of U.S. investment grade bond performance. The Lehman Aggregate Index includes all investment grade

U.S. bond issues (government, corporate,  mortgage-backed and asset-backed) with a minimum of $250 million par value and that have at least one year remaining to maturity.  Performance  information  for the  Advisor  Class  shares  represents performance  for the fund's  Class O shares,  adjusted  to reflect  distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares.

Although  Class O and the Advisor Class shares would have similar annual returns

(because all the fund's  shares  represent  interests  in the same  portfolio of securities),  Advisor Class  performance would be lower than Class O performance because of the lower expenses paid by Class O shares.  The information  does not reflect charges and fees associated with a separate  account that invests in the portfolio or any  insurance  contract for which the  portfolio is an  investment option.  These  charges  and fees will reduce  returns.  How the  portfolio  has performed in the past is not an indication of its future performance.



Investors cannot directly invest in an index and unlike the portfolio,  an index is unmanaged and does not incur transaction or other expenses.







                                                  Average Annual Total Return as of 12/31/06


                                         One Year                    Five Years                    Ten Years

                                       --------------------- ---------------------------- ----------------------------

Investment Grade Bond Class O            3.82%                        4.55%                        5.57%

Investment Grade Bond Advisor Class      3.52%                        4.26%                        5.27%

Lehman Aggregate Index                   4.33%                        5.06%                        6.24%




                               Portfolio Expenses




The  following  table  describes  the fees and expenses  that you may pay if you invest in the Portfolio.




Class O Annual Portfolio Operating Expenses

(expenses that are deducted from fund assets)


Management Fees........................................................... 0.50%

Other Expenses*........................................................... 0.14%

Total Annual Portfolio Operating Expenses*................................ 0.64%


*For the current fiscal year,  Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and  expense  reimbursements,  cannot  exceed  1.00%.  Any fee waiver or expense  reimbursement  arrangement is voluntary and may be  discontinued at any time.


Advisor Class Annual Portfolio Operating Expenses

(expenses that are deducted from fund assets)


Management Fees........................................................... 0.50%

Distribution and/or Service (12b-1) Fees.................................. 0.30%

Other Expenses*........................................................... 0.14%

Total Annual Portfolio Operating Expenses*................................ 0.94%


*For the current fiscal year,  Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and  expense  reimbursements,  cannot  exceed  1.30%.  Any fee waiver or expense  reimbursement  arrangement is voluntary and may be  discontinued at any time.



Expense Example




These  examples  are  intended to help you compare the cost of  investing in the portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Examples also assume that  your  investment  has a 5%  return  each  year and  that  the  portfolio's operating  expenses  remain  the same.  If  separate  account  and/or  insurance contract fees and charges were  reflected,  expenses  would be higher.  Although your actual costs may be higher or lower,  based on these  assumptions your cost would be:






Portfolio Share Class        1 Year           3 Years          5 Years          10 Years


Investment Grade Bond

 Class O                     $65              $204             $356             $  795

Investment Grade Bond

 Advisor Class               $96              $300             $520             $1,154





The Money Market Portfolio


The  investment  objective of the Money Market  portfolio is to provide  current income while preserving assets and maintaining liquidity and investment quality.

To do this, the portfolio invests in short-term money market  instruments of the highest quality that the advisor has determined present minimal credit risk. The portfolio invests only in money market  instruments  denominated in U.S. dollars that mature in 13 months or less from the date of purchase.


The portfolio is subject to interest  rate risk,  which is the risk that changes in interest rates will affect the value of its investments. Investments in fixed income  securities  generally  will change in value  inversely  with  changes in interest rates. However, fixed income securities with shorter-terms to maturity,

like those in which the portfolio invests, typically demonstrate smaller changes in  value  in  response  to  changes  in  interest  rates  than  do  longer-term securities.  Also, an  investment  by the portfolio in money market  instruments will expose the portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. However,

the  portfolio  invests only in  high-quality  instruments  that the advisor has determined present minimal credit risk.




An  investment  in this  portfolio  is not a bank  deposit and is not insured or

guaranteed  by  the  Federal   Deposit   Insurance   Corporation  or  any  other

governmental  agency.  Although the portfolio seeks to preserve the value of its investment at $1 per share, it is possible to lose principal by investing in the portfolio.




The bar chart and table below provide some  indication of the risks of investing in the Money Market portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to a broad  measure  of market  performance.  The bar chart and table  below  shows performance  of the fund's Class O shares  only,  because the fund did not offer

Advisor Class shares for the entire period shown.

[Bar chart inserted with returns printed above each year's column.]



Numbers to be inserted are:          for 1997:   4.9%   for 2002:   1.2%

                                     for 1998:   4.9%   for 2003:   0.6%

                                     for 1999:   4.6%   for 2004:   0.9%

                                     for 2000:   5.9%   for 2005:   2.7%

                                     for 2001:   3.5%   for 2006:   4.6%


During this ten year time  period,  the Class O shares'  highest  return for any quarter  was 1.5%,  which  occurred  in the 4th  quarter  of 2000 and the lowest return for a quarter was 0.1% in the 1st quarter of 2004.





Since the inception of the Advisor Class, the Advisor shares' highest return for any quarter was 1.1%,  which occurred in the 4th quarter of 2006 and the lowest return for a quarter was 0.0% in the 1st quarter of 2004.


Performance  numbers shown in the Average Annual Total Returns table demonstrate the average  annual  total  return of the  portfolio  as of December  31,  2006,

compared to the return on 90-Day Treasury  Bills for one,  five,  and ten years.

Performance  information for the Advisor Class shares represents performance for the fund's  Class O shares,  adjusted  to reflect  distribution  and/or  service

(12b-1) fees and other expenses paid by the Advisor Class shares. Although Class

O and the Advisor Class shares would have similar  annual  returns  (because all the fund's  shares  represent  interests in the same  portfolio of  securities),

Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares.  The information does not reflect charges and fees associated with a separate account that invests in the portfolio or any insurance  contract  for which the  portfolio  is an  investment  option.  These charges and fees will reduce  returns.  How the  portfolio  has performed in the past is not an indication of its future performance.








                                                   Average Annual Total Return as of 12/31/06


                                         One Year                    Five Years                    Ten Years

                                        -------------------- ---------------------------- ----------------------------


Money Market Class O                     4.60%                        1.99%                        3.35%

Money Market Advisor Class               4.29%                        1.69%                        3.05%

90 Day Treasury Bill                     4.85%                        2.42%                        3.81%




For the seven day period  ended  December 31,  2006,  the current  yield for the portfolio was 4.77% and the effective yield was 4.88%.



                               Portfolio Expenses




The  following  table  describes  the fees and expenses  that you may pay if you invest in the Portfolio.




Class O Annual Portfolio Operating Expenses

(expenses that are deducted from fund assets)




Management Fees........................................................... 0.40%

Other Expenses*........................................................... 0.10%

Total Annual Portfolio Operating Expenses*................................ 0.50%




*For the current fiscal year,  Other Expenses paid by the portfolio are expected to be limited to 0.60%, and Total Annual Portfolio Operating Expenses, after fee waivers and  expense  reimbursements,  cannot  exceed  1.00%.  Any fee waiver or expense  reimbursement  arrangement is voluntary and may be  discontinued at any time.


Advisor Class Annual Portfolio Operating Expenses

(expenses that are deducted from fund assets)




Management Fees........................................................... 0.40%

Distribution and/or Service (12b-1) Fees.................................. 0.30%

Other Expenses*........................................................... 0.10%

Total Annual Portfolio Operating Expenses*................................ 0.80%




*For the current fiscal year,  Other Expenses paid by the portfolio are expected to be limited to 0.60%, and Total Annual Portfolio Operating Expenses, after fee waivers and  expense  reimbursements,  cannot  exceed  1.30%.  Any fee waiver or expense  reimbursement  arrangement is voluntary and may be  discontinued at any time.

Expense Example




These  examples  are  intended to help you compare the cost of  investing in the portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Examples also assume that  your  investment  has a 5%  return  each  year and  that  the  portfolio's operating  expenses  remain  the same.  If  separate  account  and/or  insurance contract fees and charges were  reflected,  expenses  would be higher.  Although your actual costs may be higher or lower,  based on these  assumptions your cost would be:






Portfolio Share Class        1 Year           3 Years          5 Years          10 Years



Money Market Class O         $51              $160             $279             $  627

Money Market Advisor Class   $82              $255             $443             $1,987






The Asset Director Portfolio


The investment  objective of the Asset  Director  portfolio is to provide a high total return  consistent  with prudent  investment  risk. The investments of the portfolio  are not limited to one type of  investment  as it purchases  publicly traded common stocks, fixed income securities, and money market instruments. The makeup of the portfolio changes,  based on the advisor's  evaluation of economic and market  trends and the  expected  total  return  from a  particular  type of security. Therefore, up to 100% of the portfolio may be invested in any one type of investment such as common stocks,  fixed income  securities,  or money market instruments.


Because of the portfolio's flexible investment policy, portfolio turnover may be greater than for a portfolio  that does not allocate  assets among various types of securities, which may increase the portfolio's expenses.



The portfolio can invest up to 10% of its assets in fixed income securities that are rated below investment grade ("junk bonds").




An investment in the portfolio involves investment risk, including possible loss of the principal amount invested. The portfolio is subject to market risk, which is the risk that the market value of a portfolio  security may move up and down,

sometimes rapidly and unpredictably. This risk may be particularly acute for the portfolio's  investments in common stocks and other types of equity  securities.

The  portfolio  also is subject to  interest  rate risk,  which is the risk that changes  in  interest  rates  will  affect  the  value  of its  investments.  In particular,  the portfolio's  investments in fixed income  securities  generally will change in value inversely with changes in interest rates. Longer-term bonds typically  demonstrate  the  greatest  change in value in response to changes in interest rates.  Also, an investment by the portfolio in fixed income securities generally  will expose the portfolio to credit risk,  which is the risk that the issuer  of a  security  will  default  or not be  able  to  meet  its  financial obligations.  Investments  in junk bonds are subject to credit risk to a greater degree than higher rated, investment grade securities.



An  investment  in the  portfolio  is not a bank  deposit  and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.



The bar chart and table below provide some  indication of the risks of investing in the Asset Director  portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to two  broad  measures  of  market  performance.  The  bar  chart  below  shows performance  of the fund's Class O shares  only,  because the fund did not offer

Advisor Class shares for the entire period shown.



[Bar chart inserted with returns printed above each year's column.]



Numbers to be inserted are:         for 1997: 21.0%     for 2002: -2.6%


                                    for 1998:  8.3%     for 2003: 27.5%


                                    for 1999: -0.8%     for 2004: 11.5%


                                    for 2000: 15.7%     for 2005:  7.7%


                                    for 2001: 10.6%     for 2006: 10.5%




During this ten year time  period,  the Class O shares'  highest  return for any quarter  was 12.7%,  which  occurred  in the 2nd  quarter of 2003 and the lowest return for a quarter was -12.9% in the 3rd quarter of 2002.




Since the inception of the Advisor Class, the Advisor shares' highest return for any quarter was 12.6%, which occurred in the 2nd quarter of 2003 and the lowest return for a quarter was -2.7% in the 2nd quarter of 2006.


Performance  numbers shown in the Average Annual Total Return table  demonstrate the average  annual  total  return of the  portfolio  as of December  31,  2006,

compared to the S&P 500 and the Lehman  Aggregate  Index for one,  five, and ten years. Investors cannot directly invest in an index and unlike the portfolio, an index is unmanaged and does not incur transaction or other  expenses.Performance information for the Advisor Class shares  represents  performance for the fund's

Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other  expenses  paid by the  Advisor  Class  shares.  Although  Class O and the

Advisor Class shares would
have similar annual returns (because all the fund's shares  represent  interests in the same portfolio of securities),  Advisor Class  performance would be lower than Class O performance  because of the lower  expenses paid by Class O shares.

The  information  does not reflect  charges and fees  associated with a separate account that invests in the  portfolio or any  insurance  contract for which the portfolio is an investment  option.  These charges and fees will reduce returns.

How the  portfolio  has performed in the past is not an indication of its future performance






                                                   Average Annual Total Return as of 12/31/06


                                        One Year                    Five Years                    Ten Years

                                        ------------------- ---------------------------- ----------------------------


Asset Director Class O                  10.51%                       10.52%                       10.60%

Asset Director Advisor Class            10.18%                       10.23%                       10.30%

S&P 500                                 15.80%                        6.19%                        8.42%

Lehman Aggregate Index                   4.33%                        5.06%                        6.24%





                               Portfolio Expenses



The  following  table  describes  the fees and expenses  that you may pay if you invest in the Portfolio.




Class O Annual Portfolio Operating Expenses

(expenses that are deducted from fund assets)



Management Fees........................................................... 0.50%

Other Expenses*........................................................... 0.10%

Total Annual Portfolio Operating Expenses*................................ 0.60%



*For the current fiscal year,  Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and  expense  reimbursements,  cannot  exceed  1.00%.  Any fee waiver or expense  reimbursement  arrangement is voluntary and may be  discontinued at any time.


Advisor Class Annual Portfolio Operating Expenses

(expenses that are deducted from fund assets)



Management Fees........................................................... 0.50%

Distribution and/or Service (12b-1) Fees.................................. 0.30%

Other Expenses*........................................................... 0.10%

Total Annual Portfolio Operating Expenses*................................ 0.90%



*For the current fiscal year,  Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and  expense  reimbursements,  cannot  exceed  1.30%.  Any fee waiver or expense  reimbursement  arrangement is voluntary and may be  discontinued at any time.



Expense Example




These  examples  are  intended to help you compare the cost of  investing in the portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Examples also assume that  your  investment  has a 5%  return  each  year and  that  the  portfolio's operating  expenses  remain  the same.  If  separate  account  and/or  insurance contract fees and charges were  reflected,  expenses  would be higher.  Although your actual costs may be higher or lower,  based on these  assumptions your cost would be:






Portfolio Share Class        1 Year           3 Years          5 Years          10 Years



Asset Director Class O       $61              $192             $334             $  747

Asset Director Advisor Class $92              $287             $499             $1,107




The Socially Responsive Portfolio


The  primary  investment  objective  of the  Socially  Responsive  portfolio  is long-term capital appreciation. The portfolio seeks current investment income as a secondary  objective.  In pursuit of its objectives,  the portfolio  primarily invests in equity  securities that are selected based on fundamental  investment research and long-term  growth  prospects,  attractive  relative  valuations and sensitivity  to socially  responsible  principles.  The  portfolio may invest in companies of any size and may change composition between small, medium and large companies depending on the outlook for the economic environment and the markets.


The portfolio focuses on securities of companies which are sensitive to socially responsible  principles.  In  particular,  the portfolio  will  typically  avoid investments in the following types of companies:


     o    Companies that are engaged in the manufacture of tobacco;


     o    Companies that derive a significant portion of their revenues from the manufacture of alcohol;


     o    Companies that are involved in gambling as a primary line of business;


     o    Companies whose activities  include direct  participation in abortion;

          and


     o    Companies  that derive a  significant  portion of their  revenues from activities that promote pornography.


Although the portfolio intends to primarily invest in equity securities,  it may also  invest in other  instruments  such as  preferred  stock,  convertible  and non-convertible debt securities, options and money market instruments.


An investment in the portfolio involves investment risk, including possible loss of the principal amount invested. The portfolio is subject to market risk, which is the risk that the  market  value of its  portfolio  holdings  may move up and down,  sometimes rapidly and unpredictably.  This risk may be particularly acute for the  portfolio's  investments  in common  stocks  and other  types of equity securities. Risks associated with equities of smaller and medium-sized companies may be  greater  than that of larger  companies,  especially  during  periods of economic  uncertainty.  Investments in foreign companies may also pose a greater risk to the  portfolio  as the value of foreign  companies  may be  affected  by

political,   economic  and  social   developments   in  foreign   countries  and

fluctuations in currency exchange rates.


The portfolio is also subject to socially  responsible  investing risk, which is the risk that,  due to the inclusion of social  criteria in selecting  portfolio securities,  the  return  of the  portfolio  may be  lower  than  if  investment decisions  were based solely on  investment  considerations.  The  portfolio may entail interest rate risk, which is the risk that changes in interest rates will affect the value of its investments.  In particular, the portfolio's investments

(if any) in fixed income  securities  generally  will change in value  inversely with changes in interest rates.  In addition,  an investment by the portfolio in fixed  income  securities  generally  will expose the  portfolio to credit risk,

which is the risk that the issuer of a security  will  default or not be able to meet its financial obligations.


An  investment  in the  portfolio  is not a bank  deposit  and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.


Portfolio  Performance


Because the  portfolio has no investment  track  record,  it has no  performance information  to serve as a basis for  comparison  against  other mutual funds or against a broad measure of securities market performance, such as an index.


Portfolio Expenses




The  following  table  describes  the fees and expenses  that you may pay if you invest in the Portfolio.






Class O Annual Portfolio Operating Expenses

(expenses that are deducted from Fund assets)



Management Fees                                                                                            0.70%

Other Expenses*                                                                                            3.70%

Total Annual Portfolio Operating Expenses*                                                                 4.40%



* For the current fiscal year, Other Expenses paid by the Portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense  reimbursements,  will not exceed 1.20% (the "fee cap"). Any fee  waiver  or  expense  reimbursement  arrangement  is  voluntary  and  may be discontinued  at any time. The Investment  Advisor may recoup any fee waivers in subsequent years, up to five years following when the fee waiver occurred, up to the fee cap for Total Annual Portfolio Operating Expenses.



Advisor Class Annual Portfolio Operating Expenses

(expenses that are deducted from Fund assets)

Management Fees                                                                                            0.70%

Distribution and/or Service (12b-1) Fees                                                                   0.30%

Other Expenses*                                                                                            3.73%

Total Annual Portfolio Operating Expenses*                                                                 4.73%



* For the current fiscal year, Other Expenses paid by the portfolio are expected to be limited to 0.50%, and Total Annual Portfolio Operating Expenses, after fee waivers and expense  reimbursements,  will not exceed 1.50% (the "fee cap"). Any fee  waiver  or  expense  reimbursement  arrangement  is  voluntary  and  may be discontinued  at any time. The Investment  Advisor may recoup any fee waivers in subsequent years, up to five years following when the fee waiver occurred, up to the fee cap for Total Annual Portfolio Operating Expenses.



Expense Example


These  examples  are  intended to help you compare the cost of  investing in the portfolio with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  The Examples also assume that  your  investment  has a 5%  return  each  year and  that  the  portfolio's operating  expenses  remain  the same.  If  separate  account  and/or  insurance contract fees and charges were  reflected,  expenses  would be higher.  Although your actual costs may be higher or lower,  based on these  assumptions your cost would be:




Portfolio Share Class        1 Year           3 Years          5 Years          10 Years



Socially Responsive Class O  $441             $1,329           $2,226           $4,506

Socially Responsive Advisor

 Class                       $473             $1,422           $2,374           $4,766




                              FINANCIAL HIGHLIGHTS

       Per Share Data and Ratios through the Year Ended December 31, 2006



The  following   information  is  intended  to  help  investors  understand  the portfolios'  financial  performance for the past five years (or since inception,

if shown).  Per share amounts presented are based on a share outstanding for the periods shown.  The total returns in the tables represent an investor's gain (or loss) on an investment in a portfolio  (assuming  reinvestment  of all dividends

and  distributions).   The  information  in  the  tables  has  been  audited  by

PricewaterhouseCoopers  LLP, the Fund's Independent Registered Public Accounting

Firm, whose report, along with the Fund's financial statements,  are included in the Fund's Annual Report as of December 31, 2006. The Annual Report is available free of charge upon request.




                                                               CLASS O

                                                           VALUE PORTFOLIO




                                                                           For years ended

                                             Dec. 31, 2006    Dec. 31, 2005  Dec. 31, 2004    Dec. 31, 2003       Dec. 31, 2002


Per Share Operating Performance:

Net investment income*                     $          0.39   $       0.29  $         0.23    $        0.19         $          0.19

Net gain (loss) on investments                        2.98           2.11            3.10             5.78                   (1.47)

                                            ---------------   ------------  --------------    -------------         ---------------


Total from Investment Operations                      3.37           2.40            3.33             5.97                  (1.28)

                                            ---------------   ------------  --------------    -------------         ---------------





Shareholder Distributions:

Net investment income                               (0.39)         (0.29)          (0.18)           (0.18)                  (0.18)

Realized gain                                       (1.79)         (1.59)          (1.07)                0                  (0.53)

Return of capital                                                       -               -                -                  (0.02)

                                            ---------------   ------------  --------------    -------------         ---------------





Net increase (decrease)                               1.19           0.52            2.08             5.79                  (2.01)

Net asset value at beginning of period               24.77          24.25           22.17            16.38                   18.39

                                            ---------------   ------------  --------------    -------------         ---------------



Net Asset Value at End of Period           $         25.96          24.77  $        24.25    $           22.17     $         16.38

                                            ---------------   ------------  --------------    -------------         ---------------

                                            ---------------   ------------  --------------    -------------         ---------------



Total Return**                                       13.5%           9.9%           15.0%            36.5%                  (7.0%)


Supplemental Data:

Net Assets, end of period (000)            $       386,081   $    355,415  $      326,227    $     192,940         $       127,527


Ratio to average net assets:

Expenses                                             0.59%          0.61%           0.60%            0.60%                 0.57%

Net investment income                                1.47%          1.18%           1.00%            1.01%                 1.05%


Portfolio Turnover Rate                                12%            17%             19%              30%                     11%


*Net investment income is calculated based on average shares.


**The total return is  calculated  by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.  Total return for periods less than one year are not annualized.



                                       12





                                                           ADVISOR CLASS
                                                          VALUE PORTFOLIO



                                                                                                            For the period

                                                                                                              March 31,

                                                      For the year       For the year     For the year         2003****

                                                         ended               ended            ended            through

                                                     Dec. 31, 2006       Dec. 31, 2005      Dec. 31, 2004   Dec.31,2003

                                                  ----------------------------------------------------------------------------------




Per Share Operating Performance:

Net investment income*                                 $      0.32        $      0.23      $    0.18         $        0.10

Net gain (loss) on investments                                2.94               2.10           3.06                  6.62

                                                  -----------------------------------------------------------------------------



Total from Investment Operations                              3.26               2.33           3.24                  6.72

                                                  -----------------------------------------------------------------------------





Shareholder Distributions:                                   (0.33)

Net investment income                                        (1.79)             (0.25)         (0.15)                (0.12)

Realized gain                                                    0              (1.59)         (1.07)                    0

Return of Capital                                                0                  0              0                     0

                                                  -----------------------------------------------------------------------------



Net increase (decrease)                                        1.14               0.49           2.02                  6.60

Net asset value at beginning of period                        24.65              24.16          22.14                 15.54

                                                  -----------------------------------------------------------------------------



Net Asset Value at End of Period                        $     25.79        $     24.65      $   24.16        $        22.14

                                                  -----------------------------------------------------------------------------




Total Return**                                                13.2%               9.6%          14.6%                 43.3%


Supplemental Data:

Net Assets, end of period (000)                         $    24,222         $    9,863     $    2,062          $          5


Ratio to average net assets:

Expenses                                                      0.88%              0.92%          0.90%              0.86%***


Net investment income                                         1.22%              0.90%          0.82%              0.76%***


Portfolio Turnover Rate                                         12%                17%            19%                   30%


*    Net investment income is calculated based on average shares.


**   The total  return is  calculated  by  assuming a purchase  of shares on the first day and a sale on the last day of each period  reported  and includes reinvestment of dividends and distributions.  Total return for periods less than one year are not annualized.


***  Annualized


**** Commencement of operations.


                                       13






                                                              CLASS O

                                                       MONEY MARKET PORTFOLIO



                                                                                    For years ended

                                                 ---------------------------------------------------------------------------------


                                                  Dec. 31, 2006   Dec. 31, 2005  Dec. 31, 2004   Dec. 31, 2003    Dec. 31, 2002

                                                 ---------------------------------------------------------------------------------




Per Share Operating Performance:

Net investment income*                             $        0.045    $     0.027   $       0.009    $      0.006   $        0.010

Net gain (loss) on investments                              0              0               0               0                0

                                                    --------------    -----------   -------------    ------------   --------------

Total from Investment Operations                            0.045          0.027           0.009           0.006            0.010

                                                    --------------    -----------   -------------    ------------   --------------




Shareholder Distributions:

Net investment income                                     (0.045)        (0.027)         (0.009)         (0.006)          (0.010)

Realized Gain                                              0              0               0               0                0

Return of Capital                                          0              0               0               0                0

Net increase (decrease)                                    0              0               0               0                0

Net asset value at beginning of period                     1.00           1.00            1.00            1.00             1.00

                                                    --------------    -----------   -------------    ------------   --------------



Net Asset Value at End of Period                   $       1.00    $      1.00   $        1.00    $       1.00   $         1.00

                                                    --------------    -----------   -------------    ------------   --------------




Total Return**                                               4.6%           2.7%            0.9%            0.6%             1.2%


Supplemental Data:

Net Assets, end of period (000)                    $      195,104    $   179,484   $     190,589    $    208,405   $      244,933


Ratio to average net assets:

Expenses                                                    0.50%          0.51%           0.51%           0.52%           0.48%

Net investment income                                       4.49%          2.69%           0.85%           0.62%           1.20%


*Net investment income is calculated based on average shares.


**The total return is  calculated  by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.  Total return for periods less than one year are not annualized.




                                       14




                                                           ADVISOR CLASS
                                                       MONEY MARKET PORTFOLIO




                                                                                                  For the period

                                                                                                    March 31,

                                              For the year      For the year     For the year        2003****

                                                 ended              ended           ended            through

                                             Dec. 31, 2006      Dec. 31, 2005   Dec. 31, 2004     Dec. 31, 2003

                                           --------------------------------------------------------------------------




Per Share Operating Performance:

Net investment income*                    $             0.042              0.025         0.006                 0.002

Net gain (loss) on investments                          0                  0             0                     0

                                           --------------------------------------------------------------------------

Total from Investment Operations                        0.042              0.025         0.006                 0.002

                                           --------------------------------------------------------------------------




Shareholder Distributions:

Net investment income                                   (0.042)            (0.025)       (0.006)               (0.002)

Realized Gain                                            0                  0             0                     0

Return of Capital                                        0                  0             0                     0

Net asset value at beginning of period                   1.00               1.00          1.00                  1.00

                                           --------------------------------------------------------------------------


Net Asset Value at End of Period          $              1.00               1.00          1.00                  1.00

                                           --------------------------------------------------------------------------

                                           --------------------------------------------------------------------------


Total Return**                                           4.3%               2.4%          0.6%                  0.2%


Supplemental Data:

Net Assets, end of period (000)           $            18,821             11,081         4,148                    34


Ratio to average net assets:

Expenses                                                0.80%              0.81%         0.80%              0.85%***

Net investment income                                   4.24%              2.50%         0.78%              0.20%***


*    Net investment income is calculated based on average shares.


**   The total  return is  calculated  by  assuming a purchase  of shares on the first day and a sale on the last day of each period  reported  and includes reinvestment of dividends and distributions.  Total return for periods less than one year are not annualized. ***Annualized

***  Annualized

**** Commencement of operations.



                                       15





                                                               CLASS O

                                                  INVESTMENT GRADE BOND PORTFOLIO



                                                                                      For years ended


                                                 Dec. 31, 2006  Dec. 31, 2005       Dec. 31, 2004      Dec. 31, 2003  Dec. 31, 2002

                                               -------------------------------------------------------------------------------------




Per Share Operating Performance:

Net investment income*                          $        0.53   $        0.46      $             0.46$         0.48 $          0.56

Net gain (loss) on investments                          (0.11)          (0.21)                  (0.01)         0.06            0.29

                                                -------------   -------------      -------------------------------- ---------------



Total from Investment Operations                         0.42            0.25                    0.45          0.54            0.85

                                                -------------   -------------      -------------------------------- ---------------





Shareholder Distributions:

Net investment income                                  (0.58)          (0.46)                  (0.42)         (0.50)          (0.49)

Realized gain                                           0               0                       0              0              (0.01)

Return of capital                                       0               0                       0              0              (0.01)

                                                -------------   -------------      -------------------------------- ---------------





Net increase (decrease)                                 (0.16)         (0.21)                    0.03          0.04           0.34

Net asset value at beginning of period                  10.90           11.11                   11.08         11.04          10.70

                                                -------------   -------------      -------------------------------- ---------------



Net Asset Value at End of Period                $       10.74   $       10.90      $            11.11$        11.08 $        11.04

                                                -------------   -------------      -------------------------------- ---------------

                                                -------------   -------------      -------------------------------- ---------------



Total Return**                                           3.8%            2.1%                    4.1%          4.9%            7.9%


Supplemental Data:

Net Assets, end of period (000)                 $     124,630   $     143,020      $          140,848$      124,745 $       118,958


Ratio to average net assets:

Expenses                                                0.64%           0.64%                   0.66%         0.65%        0.59%

Net investment income                                   4.86%           4.10%                   4.09%         4.24%        5.10%


Portfolio Turnover Rate                                   67%             35%                     55%          143%             97%


*Net investment income is calculated based on average shares.


**The total return is  calculated  by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.  Total return for periods less than one year are not annualized.





                                       16











                                                           ADVISOR CLASS
                                                  INVESTMENT GRADE BOND PORTFOLIO




                                                                                                         For the period

                                                                                                            March 31,

                                                            For the year   For the year    For the year     2003****

                                                                ended          ended          ended          through

                                                            Dec. 31, 2006  Dec. 31, 2005  Dec. 31, 2004   Dec. 31, 2003

                                                           --------------------------------------------------------------



Per Share Operating Performance:

Net investment income*                                    $          0.50           0.43             0.42           0.29

Net gain (loss) on investments                                      (0.11)         (0.22)            0.00           0.03

                                                           --------------------------------------------------------------


Total from Investment Operations                                      0.39           0.21            0.42           0.32

                                                           --------------------------------------------------------------



Shareholder Distributions:

Net investment income                                                (0.55)         (0.43)          (0.39)         (0.37)

Realized Gain                                                         0              0               0              0

Return of Capital                                                     0              0               0              0

                                                           --------------------------------------------------------------



Net increase (decrease)                                              (0.16)         (0.22)            0.03         (0.05)

Net asset value at beginning of period                               10.88          11.10           11.07          11.12

                                                           --------------------------------------------------------------


Net Asset Value at End of Period                          $          10.72          10.88           11.10          11.07

                                                           --------------------------------------------------------------

                                                           --------------------------------------------------------------



Total Return**                                                        3.5%           1.8%            3.8%           2.9%


Supplemental Data:

Net Assets, end of period (000)                           $          3,515          2,997           2,270          1,397


Ratio to average net assets:

Expenses                                                             0.94%          0.94%           0.96%       0.99%***

Net investment income                                                4.58%          3.81%           3.76%       3.97%***


Portfolio Turnover Rate                                                67%            35%             55%           143%


*    Net investment income is calculated based on average shares.


**   The total  return is  calculated  by  assuming a purchase  of shares on the first day and a sale on the last day of each period  reported  and includes reinvestment of dividends and distributions.  Total return for periods less than one year are not annualized.


***  Annualized


**** Commencement of operations.


                                       17











                                                              CLASS O

                                                      ASSET DIRECTOR PORTFOLIO



                                                                                   For years ended


                                               Dec. 31, 2006        Dec. 31, 2005      Dec. 31, 2004  Dec. 31, 2003   Dec. 31, 2002

                                           ------------------   ------------------ ------------------ --------------  --------------



Per Share Operating Performance:

Net investment income*                    $             0.46   $             0.35 $             0.30 $         0.30  $        0.35

Net gain (loss) on investments                          1.43                 1.02               1.63           3.36          (0.72)

                                           ------------------   ------------------ ------------------ --------------  --------------



Total from Investment Operations                        1.89                 1.37               1.93           3.66          (0.37)

                                           ------------------   ------------------ ------------------ --------------  --------------



Shareholder Distributions:

Net investment income                                  (0.44)               (0.33)             (0.29)         (0.28)         (0.33)

Realized gain                                          (0.78)               (0.67)             (0.75)          0             (0.30)

Return of capital                                       0                    0                  0              0             (0.01)

                                           ------------------   ------------------ ------------------ --------------  --------------




Net increase (decrease)                                 0.67                 0.37               0.89           3.38          (1.01)

Net asset value at beginning of period                 18.04                17.67              16.78          13.40           14.41

                                           ------------------   ------------------ ------------------ --------------  --------------



Net Asset Value at End of Period          $            18.71   $            18.04 $            17.67 $        16.78  $        13.40

                                           ------------------   ------------------ ------------------ --------------  --------------

                                           ------------------   ------------------ ------------------ --------------  --------------


Total Return**                                           10.5%                 7.7%              11.5%          27.5%         (2.6)%

Supplemental Data:

Net Assets, end of period (000)           $          271,853   $          227,950 $          197,688 $      162,254  $      107,053


Ratio to average net assets:

Expenses                                               0.60%               0. 62%              0.61%          0.61%        0.59%

Net investment income                                  2.44%                1.94%              1.77%          2.02%        2.47%


Portfolio Turnover Rate                                  28%                  17%                31%            59%             33%


*Net investment income is calculated based on average shares.


**The total return is  calculated  by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.  Total return for periods less than one year are not annualized.





                                       18







                                                           ADVISOR CLASS
                                                      ASSET DIRECTOR PORTFOLIO



                                                                                                        For the period

                                                                                                           March 31,

                                                          For the year    For the year   For the year      2003****

                                                             ended           ended           ended          through

                                                         Dec. 31, 2006   Dec. 31, 2005   Dec. 31, 2004   Dec. 31, 2003

                                                        -----------------------------------------------------------------



Per Share Operating Performance:

Net investment income*                                 $            0.41            0.30           0.25             0.18

Net gain (loss) on investments                                      1.42            1.00           1.66             3.82

                                                        -----------------------------------------------------------------


Total from Investment Operations                                    1.83            1.30           1.91             4.00

                                                        -----------------------------------------------------------------




Shareholder Distributions:

Net investment income                                              (0.39)          (0.29)         (0.27)           (0.19)

Realized gain                                                      (0.78)          (0.67)         (0.75)            0

Return of Capital                                                   0               0              0                0

                                                        -----------------------------------------------------------------



Net increase (decrease)                                             0.66            0.34           0.89             3.81

Net asset value at beginning of period                             18.00           17.66          16.77            12.96

                                                        -----------------------------------------------------------------


Net Asset Value at End of Period                       $           18.66           18.00          17.66            16.77

                                                        -----------------------------------------------------------------

                                                        -----------------------------------------------------------------


Total Return**                                                     10.2%            7.3%          11.4%            30.8%


Supplemental Data:

Net Assets, end of period (000)                        $          28,135          15,679          6,635              223


Ratio to average net assets:

Expenses                                                           0.90%           0.92%          0.92%         0.89%***

Net investment income                                              2.16%           1.66%          1.50%         1.61%***


Portfolio Turnover Rate                                              28%             17%            31%              59%


*Net investment income is calculated based on average shares.

 **The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes

    reinvestment of dividends and distributions. Total return for periods less than one year are not annualized.

***Annualized

****Commencement of operations.


                                       19












                                                              CLASS O

                                                   SOCIALLY RESPONSIVE PORTFOLIO



                                                      For the Period

                                                March 31, 2006**** through

                                                     Dec. 31, 2006

                                                ---------------------------



Per Share Operating Performance:

Net investment income*                         $                      0.06

Net gain (loss) on investments                                        0.20

                                                ---------------------------


Total from Investment Operations                                      0.26

                                                ---------------------------




Shareholder Distributions:

Net investment income                                               (0.05)

Realized gain                                                        0

Return of capital                                                    0

                                                ---------------------------




Net increase (decrease)                                              0.21

Net asset value at beginning of period                              10.00

                                                ---------------------------


Net Asset Value at End of Period               $                    10.21

                                                ---------------------------

                                                ---------------------------



Total Return**                                                        2.6%


Supplemental Data:

Net Assets, end of period (000)                $                    2,561


Ratio to average net assets:

Expenses                                                             1.20%

Expenses before Waiver                                               4.40%

Net investment income                                                0.81%


Portfolio Turnover Rate                                                 3%


*    Net investment income is calculated based on average shares.


**   The total  return is  calculated  by  assuming a purchase  of shares on the first day and a sale on the last day of each period  reported  and includes reinvestment of dividends and distributions.  Total return for periods less than one year are not annualized.


***Annualized


****Commencement of Operations



                                       20






                                                           ADVISOR CLASS
                                                   SOCIALLY RESPONSIVE PORTFOLIO




                                                      For the Period

                                                March 31, 2006**** through

                                                     Dec. 31, 2006

                                                ---------------------------



Per Share Operating Performance:

Net investment income*                         $                      0.04

Net gain (loss) on investments                                        0.20

                                                ---------------------------


Total from Investment Operations                                      0.24

                                                ---------------------------




Shareholder Distributions:

Net investment income                                               (0.03)

Realized gain                                                        0

Return of capital                                                    0

                                                ---------------------------




Net increase (decrease)                                              0.21

Net asset value at beginning of period                              10.00

                                                ---------------------------


Net Asset Value at End of Period               $                    10.21

                                                ---------------------------

                                                ---------------------------



Total Return**                                                        2.4%


Supplemental Data:

Net Assets, end of period (000)                $                    1,832


Ratio to average net assets:

Expenses                                                             1.50%

Expenses before Waiver                                               4.73%

Net investment income                                                0.51%


Portfolio Turnover Rate                                                 3%


*    Net investment income is calculated based on average shares.


**   The total  return is  calculated  by  assuming a purchase  of shares on the first day and a sale on the last day of each period  reported  and includes reinvestment of dividends and distributions.  Total return for periods less than one year are not annualized.


***Annualized


****Commencement of Operations


                       General Information About the Fund


Management of the Fund


The  business  and affairs of the fund are managed  under the  direction  of its

Board of  Directors  according  to laws of the State of Maryland  and the fund's

Articles of Incorporation  and Bylaws.  Information  about the directors and the

fund's  executive   officers  may  be  found  in  the  statement  of  additional information ("SAI") under the heading "Management of the Fund."


The Investment Advisor--American United Life Insurance Company(R)



American United Life Insurance  Company ("AUL") has its principal offices at One

American Square, Indianapolis,  Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government,  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company,  American United Mutual  Insurance  Holding Company

("MHC").


After  conversion,  the insurance  company issued voting stock to a newly-formed stock holding company,  OneAmerica Financial Partners,  Inc. (the "Stock Holding

Company").  The Stock Holding Company may, at some future time,  offer shares of its stock publicly or privately;  however, the MHC must always hold at least 51%

of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting  stock of AUL.  No plans  have been  formulated  to issue  any  shares of capital  stock of the Stock  Holding  Company  at this time.  The Stock  Holding

Company issued $200 million  aggregate  principal  amount of its 7% senior notes due 2033 in 2003.




AUL conducts a conventional life insurance and annuity business. At December 31,

2006, the OneAmerica  Financial  Partners,  Inc.  enterprise,  in which AUL is a partner, had assets of $18,491.3 million and had equity of $1,222.7 million.




Subject to overall supervision of the Board of Directors,  the advisor exercises overall responsibility for the investment and reinvestment of the fund's assets.

In so doing,  the advisor manages the day-to-day  investment  operations and the composition  of each  investment  portfolio.  These duties include the purchase,

retention,  and  disposition of the  securities and cash in accordance  with the portfolios'  investment  objectives and policies as stated in the fund's current prospectus.


Under the Investment  Advisory  agreement,  the advisor is  compensated  for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio. The annual fees paid by the fund to AUL (by portfolio)

are:


Value portfolio:                                              .50%

Investment Grade Bond portfolio:                              .50%

Asset Director portfolio:                                     .50%

Money Market portfolio:                                       .40%

Socially Responsive portfolio:                                .70%


From the fees paid to AUL by the fund,  AUL  would  pay any  sub-advisor(s)  for their services. As of the date of this prospectus, there are no sub-advisors for any of the portfolios.


A  discussion  regarding  the basis of the Board's  approval  of the  Investment

Advisory Agreement relating to the portfolios is in the Fund's annual report for the fiscal year ending  December  31, 2005 and will be  available  in the Fund's semi-annual report for the fiscal half-year ending June 30, 2006.


AUL or its affiliates  may, out of their own resources and at no additional cost to the  portfolio  or  shareholders,  pay  broker-dealers  and  other  financial intermediaries  ("Intermediaries")  for  providing  services  to the  Fund or to investors.  Such  payments,  commonly  referred to as "revenue  sharing," do not increase  portfolio  expenses  and are not  reflected  in the fees and  expenses listed in the expense table of this  prospectus.  The  compensation  received by

Intermediaries  via  these  payments  may be  more  or  less  than  the  overall compensation received by the Intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the

Intermediary,  including the investment  options  available  under your variable insurance  contract.  Shareholders  may  obtain  more  information  about  these

arrangements,   including   associated   conflicts  of   interest,   from  their

Intermediary,  and should so inquire if they would like additional  information.

Shareholders  also may inquire of an Intermediary how the  Intermediary  will be compensated for investments made in the portfolio.


The Portfolio Managers


The Value Portfolio


The  day-to-day  management  of the Value  portfolio  is the  responsibility  of

Kathryn  Hudspeth,  CFA, Vice  President,  Equities.  Ms.  Hudspeth has been the portfolio  manager of the Value  portfolio since its inception and has been with

AUL since 1989. In her role as equity portfolio manager,  she is responsible for

developing  and  executing  equity   investment   strategy  for  the  OneAmerica

portfolios  and AUL's general  account.  Prior to joining AUL, Ms.  Hudspeth was

Vice  President at Bank One, where she had been  responsible  for personal trust portfolios,  institutional  accounts  and  credit  research.  The  Statement  of

Additional  Information  provides  additional  information  about Ms. Hudspeth's compensation,  other accounts managed by her, and her ownership of securities in the Fund.


The Investment Grade Bond Portfolio


The  day-to-day  management  of  the  Investment  Grade  Bond  portfolio  is the responsibility  of a portfolio  management  team.  The team includes the current team leader, Matthew Hall, CFA, Director, Fixed Income Securities.  Mr. Hall has

been with the Fund and managed the credit  research and review process for

AUL's general  account since 2002.  Prior to his positions  with the  Investment

Advisor,  Mr. Hall was a credit  analyst for First  Tennessee  Bank from 1997 to

2002.


Kent Adams, CFA, Vice President, Fixed Income Securities is also a member of the portfolio  management  team.  Mr.  Adams was the sole  portfolio  manager of the

Investment  Grade Bond portfolio  prior to its  management by a team,  since its inception  and  has  been  with  AUL  since  1977.  Mr.  Adams  participates  in formulating general strategy for the portfolio.






John Mason,  CFA,  Vice  President,  Marketable  Bonds,  is also a member of the portfolio  management  team.  Mr. Mason has been with the Fund for ten years and has been with AUL since 1994. He participates in formulating general strategy of the  portfolio,  with a particular  emphasis on  corporate  bond  exposures.  He performs  research  in support of the  strategy  (economic,  industry,  relative value, credit).






Tyler Gentry,  CFA, Senior Research Analyst,  joined the portfolio's  management team in 2005. Mr. Gentry participates in the formulation of general strategy for the portfolio.  He also  participates in the credit review and research  process for AUL's general account.




Dave McConaha,  CFA, Senior Research Analyst,  joined the portfolio's management team in 2006. Mr. McConaha  participates in the formulation of general  strategy for the  portfolio.  He also  participates  in the credit  review  and  research process for AUL's general account.


Edward Zhou, CFA, Senior  Research  Analyst,  has been a member of the portfolio management team since 2006. Mr. Zhou  participates in the formulation of general strategy  for the  portfolio.  He also  particiaptes  in the  credit  review and research process for AUL's general account




There are no limitations on any of the members of the portfolio management team;

but, all portfolio decisions are subject to approval by the team.


The Statement of Additional  Information  provides additional  information about each team  member's  compensation,  other  accounts  managed,  and  ownership of securities in the Fund.


The Asset Director Portfolio


The  day-to-day  management  of  the  Asset  Director  portfolio  is  the  joint responsibility of Kathryn Hudspeth, Vice President, Equities, and the Investment

Grade Bond portfolio management team.


The Statement of Additional  Information  provides additional  information about each portfolio manager's compensation,  other accounts managed, and ownership of securities in the Fund.


The Socially Responsive Portfolio




The  day-to-day  management  of the Socially  Responsive  portfolio is the joint responsibility  of Kathryn  Hudspeth,  CFA,  Vice  President,  Equities and Erik

Leighton,  Assistant Equity Portfolio Manager. Mr. Leighton has been a member of

AUL's equity  portfolio  management  team since joining AUL in 2001. He provides input on  portfolio  strategy  and  makes  investment  recommendations.  He also performs credit analysis, industry reviews and economic analysis.




The Statement of Additional  Information  provides additional  information about each portfolio manager's compensation,  other accounts managed, and ownership of securities in the Fund.


Abusive Trading Practices


Late Trading


Some  investors  attempt to profit from  trading in funds after the close of the market,  but before the fund has actually  been  priced.  Because the market has closed,  these  investors  have actual  knowledge of the price of the securities prior to its  calculation.  They are,  therefore,  executing trades in the funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.


The Fund  prohibits  late  trading  in its  portfolios.  The  insurance  company separate  accounts date and time stamp all trades from whatever source and allow only those  trades  received  prior to the close of the  market to receive  that day's share value.  All trades  received  after this point will receive the next day's calculated share value.


Market  Timing


Some  investors  attempt to profit from various  short-term or frequent  trading strategies commonly known as market timing.  Excessive purchases and redemptions of Fund shares disrupt  portfolio  management,  hurt Fund  performance and drive

Fund  expenses  higher.  These  costs are borne by all  shareholders,  including long-term investors who do not generate these costs.


The Board of Directors of the Fund has approved a policy  intended to discourage market timing and excessive trading.  If you intend to engage in such practices,

do not invest in the shares of the Fund.  The Fund  reserves the right to reject any  request  to  purchase  shares  which  it  reasonably  determines  to  be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example,  related contract  owners,  or a financial advisor with discretionary trading authority for multiple accounts).


The Fund does not always know and cannot always  reasonably detect such trading,

particularly  since trading is executed through omnibus account  arrangements of insurance  company  separate  accounts.  The  insurance  company's  policies and procedures  only address  market timing after the fact and are not  prophylactic measures;  they will only prevent  market timing going forward once  discovered.

However,  the insurance  company does monitor for  excessive  short term trading within ts separate accounts.  A report is run daily to identify,  at the omnibus level,  net  trades by  Investment  Account.  Omnibus  trades  in an  individual

Investment  Account which exceed a certain dollar amount or percentage of assets will identify
potential  abusive  trading.  The  dollar  amounts  and  asset  percentages  are determined  by a  market  timing  task  force,  and  are  enforced  against  all participants/policyholders  consistently.  Once a possible abuse is flagged, the individual  trades for the  previous  ten days are  reviewed to  determine  if a similar trade amount was executed in the opposite direction over that period.


If a  purchase/redemption  match is found,  then the  blotters for the two trade dates are analyzed to determine if the same policyholder/participant has ordered the purchase and redemption. If an individual is identified,  the administrative area is  notified.  Policyholder/participant  trading  history  is  reviewed  to determine if the trading  activity is indeed abusive  short-term  trading.  This procedure is enforced against all participants/policyholders consistently.


In the case of an  Individual  policy,  if it is  determined  that  the  trading activity  violates  the Fund's  policy,  then the  policyholder  is  notified of restrictions  on his/her  account.  The  policyholder's  access to internet  and interactive  voice  response  trades are turned off,  and he/she is limited to a specific  number of trades per month,  as  determined  by the Task Force.  While these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.


In the case of group  variable  annuities,  the plan  sponsor is notified of the trading  activity and encouraged to communicate to the  participant to cease and desist the activity in question.  If the activity  continues,  the participant's trading  privileges may be restricted,  as described  above.  As with Individual policies,  while  these  procedures  are only  triggered  in the event  that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.


The Fund will not enter into any  agreement  with any  individual,  corporation,

insurance  company  separate  account or other  entity  that would  permit  such activity for that entity while discouraging it for other shareholders.


The Board of  Directors of the Fund has  considered  the  potential  harm to the shareholders  of the Fund and the  historical  instances of market timing in the

Fund and has concluded  that  assessment of a redemption  fee is  unwarranted at this  time.  The Board has  concluded  that there is  insufficient  quantifiable damage to impose such a fee.  The Board will  continue to monitor the  situation and may decide to impose a redemption fee in the future.


   Further Portfolio Information; Investments; Investment Strategies and Risks


Investments and Investment Strategies


Many of the investment  strategies and techniques  described in this  prospectus are discretionary,  and portfolio managers can decide whether or not to use them at any particular time. Other techniques, strategies and investments may be made that are not part of a portfolio's  principal investment strategy or strategies.

The  investment  objectives  of a  portfolio  (except  the  Socially  Responsive portfolio) may not be changed without the approval of the shareholders. However,

a  portfolio's  investment  policies  may be  changed  by the  fund's  Board  of

Directors.  All of the portfolios are diversified and will not concentrate their securities purchases in a particular industry or group of industries.


The Value Portfolio


The Value portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. Using a bottom-up  approach,  the  portfolio  concentrates  on  companies  which  appear undervalued compared to the market and their own historic valuation levels. Both quantitative  and  qualitative  tools are utilized  focusing on a "value"  based equity strategy.


Important  valuation  criteria include price to sales, price to cash flow, price to adjusted earnings, profitability,  capital adequacy and growth potential. The portfolio  also  focuses on  management  ability,  insider  ownership,  industry position and liquidity of the underlying equity issues.


In addition to extensive fundamental  analysis,  the advisor also uses technical analysis. Its purpose is not to make investment decisions,  but rather to assist in the timing of trading decisions.




When the advisor believes that financial, economic, or market conditions require a defensive strategy, the portfolio may buy more nonconvertible debt securities,

U.S. Government securities, commercial paper and other money market instruments,

repurchase agreements and reverse repurchase agreements.  The portfolio may also buy and sell options on securities and securities  indices.




The Investment Grade Bond Portfolio




The Investment Grade Bond portfolio may also invest in money market  investments

and  foreign  securities   including  corporate  bonds  or  other  fixed  income

securities that satisfy the portfolio's standards for quality. Additionally, the

Portfolio may enter into repurchase  agreements,  reverse repurchase agreements,

and swap agreements.





The Money Market Portfolio


The  advisor  determines  whether a money  market  instrument  has the  required minimal credit risk under  procedures  adopted by the fund's Board of Directors.

An instrument is of the highest quality when:



     -it is a U.S. Government security;


     -it is a security issued by a registered investment company that is a money market fund;


     -it (or a similar  short-term  obligation from the same issuer) is rated in the highest rating category by two nationally recognized statistical rating organizations,  or if rated by
     only one such organization, if the Board ratifies or approves the purchase;

     or


     -it is not rated,  but the advisor  has  determined  the  security to be of comparable quality and the purchase is approved or ratified by the Board.



If the rating of an instrument  bought by the portfolio is lowered,  the advisor will follow  procedures  approved by the Board of  Directors to determine if the security  still  presents  minimal credit risk. If it does not, it will be sold.

Examples  of money  market  instruments  that  may be  bought  by the  portfolio include:  U.S.  Government  securities,  other money  market  funds,  repurchase agreements  that mature in seven days or less with Federal  Reserve System banks or with dealers in U.S. Government  securities,  reverse repurchase  agreements,

certificates of deposit and other  obligations of banks or  depositories,  fixed income securities, commercial paper, and variable amount floating rate notes and master notes.


The Asset Director Portfolio





In  pursuing  its  investment  objective,  the  portfolio  may also buy and sell options on  securities  and  securities  indices.  The  portfolio may enter into repurchase agreements, reverse repurchase agreements, and swap agreements..




The Socially Responsive Portfolio


The  primary  investment   objective  of  the  portfolio  is  long-term  capital

appreciation.  The  portfolio  seeks  current  investment  income as a secondary objective.  The investment  objectives of the portfolio are not  fundamental and may be changed by the Fund's  Board of  Directors  without  the  approval of the shareholders.


The portfolio invests  primarily in equity  securities  selected based on strong underlying  fundamentals,  attractive relative valuations,  and long-term growth potential.  The  Advisor  may  incorporate  technical  analysis to assist in the timing of trading decisions.  In addition to extensive fundamental analysis, the portfolio  focuses on  securities  of companies  which are sensitive to socially responsible principles.


The  Advisor  may rely on an outside  independent  authority  to assist with its monitoring  efforts.  The social  criteria for the portfolio are not fundamental and may be changed without the approval of shareholders.


The portfolio is diversified and will not  concentrate its securities  purchases

in  a  particular   industry  or  group  of  industries.   The  portfolio  is  a

"multi-capitalization"  fund,  meaning it may invest in  companies  of any size,

from  large,   well-established  companies  to  smaller  companies  with  market capitalizations  below one billion dollars. The portfolio may change composition between  small,  medium and large  companies  depending  on the  outlook for the economic environment and the markets.



Normally,  the portfolio  primarily will invest in equity securities listed on a national securities exchange or traded over-the-counter.  However, the portfolio also may  invest  in other  instruments  and  investment  techniques  including,

without limitation,  preferred stock, debentures that can be converted to common stock or that have rights to buy common stock in the future, nonconvertible debt securities, U.S. Government securities,  commercial paper and other money market instruments,  repurchase agreements,  reverse repurchase agreements,  and mutual funds.  The portfolio may also buy and sell options on securities and securities indices.



When the  Investment  Advisor  believes  that  financial,  economic,  or  market conditions  require a more  defensive  strategy,  the portfolio may increase its

holdings  of  nonconvertible  debt  securities,   U.S.  Government   securities,

commercial paper and other money market instruments.


General Risks


Each  portfolio is, of course,  subject to the general risk that its  investment objective or objectives will not be achieved,  or that a portfolio  manager will make  investment  decisions  or use  strategies  that  do not  accomplish  their intended goals. In addition,  the portfolios'  investment strategies may subject them to a number of risks, including the following:


Market Risk


Although equities  historically  have outperformed  other asset classes over the long-term,  their prices tend to fluctuate more  dramatically  over the shorter-

term. These movements may result from factors affecting individual companies, or from broader  influences  like  changes in interest  rates,  market  conditions,

investor  confidence  or  announcements  of  economic,  political  or  financial information. While potentially offering greater opportunities for capital growth than larger, more established  companies,  the equities of smaller companies may be particularly  volatile,  especially  during periods of economic  uncertainty.

These companies may face less certain growth  prospects,  or depend heavily on a limited  line of products  and  services or the efforts of a small number of key management personnel.  Portfolios that may invest primarily in equities, such as the Value, Socially Responsive and Asset Director portfolios may be particularly subject to the  potential  risks (and  rewards) and  volatility  of investing in equities.


The  Asset  Director,  Investment  Grade  Bond,  Socially  Responsive  and Value

portfolios may invest in equities issued by foreign  companies.  The equities of foreign  companies  may pose risks in addition to, or to a greater  degree than,

the risks  described  above.  Foreign  companies  may be subject to  disclosure,

accounting,  auditing and financial  reporting  standards and practices that are different  from those to which U.S.  issuers  are  subject.  Accordingly,  these portfolios may not have access to adequate or reliable company  information.  In addition,  political,  economic and social developments in foreign countries and fluctuations  in currency  exchange  rates may affect the  operations of foreign companies  or the value of their  securities.  Risks posed by  investing  in the equities of foreign  issuers may be  particularly  acute with respect to issuers located in lesser developed, emerging market countries.

Socially Responsible Investing Risks


The  Socially  Responsive  portfolio  invests in  securities  that meet  certain fundamental  and  financial  criteria  as well as  social  criteria.  Due to the inclusion of social criteria,  the portfolio may not pursue opportunities to buy certain  securities  when it is  otherwise  advantageous  to do so,  or may sell certain  securities when it is otherwise  disadvantageous to do so. As a result,

the return of the portfolio may be lower than if investment decisions were based solely on investment considerations.


Interest Rate Risk


Each portfolio may invest in fixed income  securities.  Generally,  the value of these  securities  will change  inversely  with  changes in interest  rates.  In addition,  changes in interest rates may affect the operations of the issuers of stocks  or other  equity  securities  in which  the  portfolios  invest.  Rising interest  rates,  which  may be  expected  to lower  the  value of fixed  income instruments  and  negatively  impact the  operations of many issuers,  generally exist during periods of inflation or strong economic growth.


Credit Risk


The  portfolios'  investments,   and  particularly  investments  in  convertible

securities and fixed income securities,  may be affected by the creditworthiness of issuers in which the portfolios invest. Changes in the financial strength, or perceived  financial  strength,  of a  company  may  affect  the  value  of  its securities  and,  therefore,  impact  the  value of a  portfolio's  shares if it invests in the company's securities.


The portfolios may all invest in investment grade fixed income securities;  but,

the Investment Grade Bond and Asset Director portfolios may also invest in fixed income  securities that are not "investment  grade," which are commonly referred to as "junk bonds." To a greater extent than more highly rated securities, lower rated  securities  tend to reflect  short-term  corporate,  economic  and market developments,  as well as investor  perceptions of the issuer's  credit quality.

Lower  rated  securities  may be  especially  susceptible  to real or  perceived adverse economic and competitive industry conditions.  In addition,  lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent a portfolio from selling a security at the time and price that would be most beneficial to the portfolio.


The  advisor  attempts  to reduce the credit  risk  associated  with lower rated securities through diversification of portfolio investments,  credit analysis of issuers in which the portfolios invest, and monitoring broad economic trends and corporate and legislative  developments.  However, there is no assurance that it will successfully or completely reduce credit risk.


Derivatives Risk


The  Value,  Investment  Grade  Bond,  Socially  Responsive  and Asset  Director

portfolios'  use of derivative  instruments may involve risks different from, or greater than,  the risks  associated  with  investing  directly in securities or other  traditional  investments.  Derivatives  may be  subject  to market  risk,

interest rate risk, and credit risk, as discussed above. Certain derivatives may be  illiquid,  which may reduce the return of a  portfolio  if it cannot sell or terminate the  derivative  instrument  at an  advantageous  time or price.  Some derivatives  may involve the risk of  mispricing or improper  valuation,  or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A portfolio could lose the entire amount of its investment  in a  derivative  and,  in some  cases,  could  lose  more  than the principal  amount invested.  Also,  suitable  derivative  instruments may not be available in all circumstances,  and there is no assurance that a portfolio will be able to engage in these transactions to reduce exposure to other risks.


Defensive Strategy


If the advisor  believes  that  economic  or other  market  conditions,  such as excessive  volatility  or sharp  market  declines,  require  taking a  defensive position to preserve or maintain the assets of a portfolio, then a portfolio may purchase  securities  of a  different  type or types  than it  ordinarily  would purchase,  even if such  purchases are contrary to the  investment  objective or objectives  of a portfolio.  Taking such a defensive  position  could  prevent a portfolio from attaining its investment  objectives,  or cause it to miss out on some or all of an upswing in the securities market.


Please see the Statement of Additional Information for more detailed information about the portfolios, their investment strategies, and their risks.

                        Purchase and Redemption of Shares



As of the date of this  prospectus,  shares  of the fund  are  offered  only for purchase  by one or more  separate  accounts  of AUL to serve  as an  investment medium for the contracts  issued by AUL. Shares of each portfolio may be offered in the future to separate accounts of other affiliated or unaffiliated insurance companies to serve as the underlying  investments  for variable life and annuity contracts.  Owners  of the  contracts  do not deal  directly  with the fund with respect to acquisition,  redemption,  or transfer of shares, and should refer to the  contract  (or  certificate),  or, if  applicable,  the  prospectus  for the separate  account for  information on allocation of premiums and on transfers of account value.


Shares of a portfolio  may be  purchased or redeemed on any day that AUL is open for business.  Shares of each  portfolio are sold at their  respective net asset values  (without a sales charge) next computed after receipt and acceptance of a purchase order by AUL at its home office, on behalf of a separate  account.  The separate  accounts  invest in shares of the fund in accordance  with  allocation instructions  received from owners and participants of the contracts  offered by

AUL. Each portfolio  reserves the right to reject or refuse,  in its discretion,

any order for the purchase of shares,  in whole or in part.  Redemptions will be effected by the  separate  accounts  to meet  obligations  under the  contracts.

Redemptions  are made at the per share net asset  value  next  determined  after receipt  of the  redemption  request by AUL at its home  office,  on behalf of a separate  account.  Redemption  proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended  by the fund (1) when the New York  Stock  Exchange  (the  "NYSE")  is closed  (other than  customary  weekend and holiday  closings) or for any period during  which  trading is  restricted;  (2)  because  an  emergency  exists,  as determined by the SEC, making  disposal of portfolio  securities or valuation of new assets not  reasonably  practicable;  and, (3) whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.


The portfolios reserve the right to discontinue  offering shares at any time, or to cease investment operations entirely.


Net Asset Value


The net  asset  value per share of each  portfolio's  Advisor  Class and Class O shares is  determined  by  dividing  the value of each  portfolio's  net  assets attributable  to the class of shares by the number of class shares  outstanding.

That  determination  is made once each business day, Monday through  Friday,  on which  the NYSE is open for  trading  as of the close of the NYSE  (normally,  4

p.m.,  Eastern  Standard Time (EST)).  Net asset value will not be determined on days that the NYSE is closed, on any federal holidays or on days when AUL is not open for business.  Traditionally,  in addition to federal holidays,  AUL is not open for business on the day after Thanksgiving.


The value of the assets of each portfolio, except the Money Market portfolio, is based on their  market  prices,  with special  provisions  for assets not having readily  available  market  quotations.  If market  quotations  are not  readily available  (which may include  closing  prices  deemed to be  unreliable  due to subsequent events),  the securities will be fair valued using procedures adopted by the Board of  Directors.  The types of  securities  for which such fair value pricing may be required  include,  but are not limited to:  foreign  securities,

where a significant  event occurs after the close of the foreign market on which such  security  principally  trades,  but before the close of the NYSE,  that is likely to have  changed  the value of such  security,  or the  closing  value is otherwise  deemed  unreliable;  securities  of an issuer that has entered into a restructuring;  securities  whose  trading has been halted or  suspended;  fixed income  securities that have gone into default and for which there is no current market value  quotation;  and  securities  that are restricted as to transfer or resale.


Valuing  securities  at fair value  involves  greater  reliance on judgment than

valuing  securities  that  have  readily  available  market   quotations.   Fund

management makes such determinations in good faith in accordance with the Fund's

valuation  procedures.   Fair  value  determinations  can  involve  reliance  on

quantitative  models employed by a fair value pricing  service.  There can be no assurance that the portfolio  could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its net asset value per share.




If market quotations are not readily available (which may include closing prices deemed to be unreliable due to subsequent  events),  the securities will be fair valued  using  procedures  adopted  by the  Board  of  Directors.  The  types of securities  for which such fair value pricing may be required  include,  but are not limited to: foreign  securities,  where a significant event occurs after the close of the  foreign  market on which such  security  principally  trades,  but before the close of the NYSE,  that is likely to have  changed the value of such security, or the closing value is otherwise deemed unreliable;  securities of an issuer that has entered into a restructuring;  securities whose trading has been halted or suspended; fixed income securities that have gone into default and for which  there is no current  market  value  quotation;  and  securities  that are restricted as to transfer or resale.




The net asset  value  per  share of each  portfolio,  except  the  Money  Market portfolio,  will fluctuate in response to changes in market conditions and other factors.  The Money  Market  portfolio  will  attempt to maintain a constant net asset value per share of $1.00,  which will not fluctuate in response to changes in  market  conditions,  although  there can be no  assurance  that this will be achieved.  The Money Market portfolio  attempts to maintain a constant net asset value  per  share by using  the  amortized  cost  method  of  valuation  for its portfolio  securities.  This involves valuing a security at cost on the purchase date and thereafter  assuming a constant accretion of a discount or amortization of a premium to maturity.  See the  Statement of  Additional  Information  for a

description of certain  conditions and procedures  followed by the portfolios in connection with amortized cost valuation.

              CLASSES OF SHARES - CLASS O AND ADVISOR CLASS SHARES


The Fund  offers  Class O and Advisor  Class  shares of the  portfolios  in this prospectus. The Class O shares and the Advisor Class shares are identical in all material respects,  except that Advisor Class shares are subject to the fee paid pursuant to the 12b-1 distribution and service plan described below.


Distribution and Servicing (12b-1) Plans - Advisor Class Shares




The Fund may pay annual fees of up to 0.30% of each  portfolio's  average  daily net assets attributable to Advisor Class shares as compensation or reimbursement for a variety of services and expenses in connection  with the  marketing,  sale and distribution of Advisor Class shares ("distribution fees") and in connection with personal services rendered to investors  ("servicing fees"). These payments are made pursuant to  Distribution  and  Servicing  (12b-1) Plans adopted by the

Fund with respect to the Advisor Class shares of each  portfolio.  The plan will be operated as a compensation plan.




Because  these fees are paid out of a  portfolio's  assets on an ongoing  basis,

over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.


                                    Taxation


Each  portfolio  intends  to  qualify  and to elect to be taxed as a  "regulated investment company" under the provisions of Subchapter M of the Internal Revenue

Code of 1986, as amended (the "Code").  If a portfolio qualifies as a "regulated investment  company" and complies with the  appropriate  provisions of the Code,

the  portfolio  will  not  be  liable  for  federal  income  tax  on  income  it distributes.  The  portfolios  also  intend to comply  with the  diversification requirements  under  section  817(h)  of the Code  that  apply to  mutual  funds underlying variable contracts.


Because  the  shareholders  of the  portfolios  will be  separate  accounts,  no discussion is included  here as to the federal  income tax  consequences  at the

shareholder   level.   For   information   concerning  the  federal  income  tax

consequences to purchasers of the variable life insurance  policies and variable annuity  contracts,  see the  prospectus  for the  relevant  variable  insurance contract.  See the Statement of Additional  Information for more  information on taxes.

We have not authorized  anyone to provide you with information that is different from the information in this prospectus. You should only rely on the information in  this  prospectus  or in  other  information  provided  to you  by  us.  This prospectus  is not an  offering  by the fund in any  jurisdiction  in which such offering may not be lawfully made.




There is a statement of additional  information that has more information  about the fund. It is  incorporated  by reference and is legally  considered a part of this  prospectus.  The fund also files annual and  semi-annual  reports with the

SEC. These reports provide more information  about the portfolios'  investments.

The annual report also discusses  market  conditions  and investment  strategies that significantly affected the portfolios' performance in 2006.




You may request a free copy of the Statement of Additional Information or a copy of the annual or  semi-annual  reports by writing to us at One American  Square,

Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. The Statement of

Additional  Information and the annual and semi-annual reports are not available on the internet,  because the Fund does not have a internet website. If you have other questions, call or write us.


Information  about the fund can also be reviewed  and copied at the SEC's Public

Reference Room in Washington,  D.C.,  which may be contacted at  1-202-942-8090.

Reports and other  information  are also available on the SEC's Internet site at

http://www.sec.gov.  Copies of this  information  can be ordered by writing  the

Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by e-mailing your request to  public.info@sec.gov.  The SEC will charge a duplicating fee for those services.  Please reference the fund's Investment  Company Act file number in your correspondence.


The portfolios are not insured by the Federal Deposit Insurance Corporation; are not  deposits or other  obligations  of the  financial  institution  and are not guaranteed by the financial  institution;  and are subject to investment  risks,

including possible loss of the principal invested.



           OneAmerica(R) Funds, Inc. Class O and Advisor Class Shares


                      Variable Life and Annuity Contracts


                                    Sold by


                   American United Life Insurance Company(R)

                              One American Square

                          Indianapolis, Indiana 46282


                                   PROSPECTUS




                                Dated: May 1, 2007




                    Investment Company Filing No. 811-05850

                       Statement of Additional Information


                             OneAmerica Funds, Inc.


                        Class O and Advisor Class Shares




                                   May 1, 2007


This is a statement of additional  information  (SAI) and not a  prospectus.  It contains more detailed  information about the fund than the prospectus.  You may request a free copy of the  prospectus by writing to us at One American  Square,

Indianapolis,  Indiana 46282 or by calling us at (800) 249-6269. The date of the current prospectus is May 1, 2007.


The financial statements and accompanying notes in the annual report of the fund for the year ended December 31, 2006 are incorporated by reference in the SAI. A free copy of the annual report may be obtained by writing or calling the fund at the address or telephone number given above.




A table of contents for this SAI is found below.




                                TABLE OF CONTENTS

Description                                                                 Page


INTRODUCTION...................................................................2

   The Fund....................................................................2

General Description Of Securities And Investment Techniques....................2

   U.S. Government Securities..................................................2

   Corporate Bonds And Debt Securities ........................................2

   Mortgage-Related Securities.................................................4

     GNMA Certificates.........................................................4

     FNMA and FHLMC Obligations................................................4

     Collateralized Mortgage Obligations (CMOs)................................5

     Other Mortgage-Backed Securities..........................................5

     Risks of Mortgage-Related Securities......................................5

   Repurchase Agreements.......................................................6

   Reverse Repurchase Agreements.............................................. 6

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS..............................7

Securities of Securities-Related Businesses....................................7

Swap Agreements................................................................7

Options........................................................................8

     Risks Associated with Options.............................................8

Futures Contracts..............................................................9

     Limitations...............................................................9

     Risks Associated with Futures............................................10

   Other Investment Companies.................................................10

   Zero Coupon And Step Coupon Securities.....................................10

   Illiquid And Restricted Securities.........................................11

   Lending Of Portfolio Securities............................................11

Investment Restrictions.......................................................11

Disclosure of Portfolio Holdings..............................................12

Management of the Fund........................................................13

   Management Information.....................................................13

   Standing Committees of the Board of Directors..............................13

   Compensation of Directors..................................................16

   Principal Holdings and Management Ownership of Securities..................17

   The Investment Advisor.....................................................17

   Fund Administration Agreement..............................................18

   Transfer Agent Agreement...................................................18

   Fund Accounting Agreement..................................................18

   Custody Agreement..........................................................18

   Rule 12b-1 Plan............................................................18

   Investor Advisor Proxy Voting Policies and Procedures......................19

Fund Expenses.................................................................21

   General Expenses of the Fund...............................................21

ADDITIONAL INFORMATION REGARDING THE PORTFOLIO MANAGERS.......................22

   The Value Portfolio........................................................22

   The Investment Grade Bond Portfolio...................................... .22

   The Asset Director Portfolio...............................................22

   The Socially Responsive Portfolio..........................................23

   Potential Conflicts of Interest............................................23

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................23

   Brokerage and Research Services............................................23

   Portfolio Turnover.........................................................24

Performance Information.......................................................24

Taxation......................................................................26

   Federal Income Tax Status..................................................26

   Diversification Rules......................................................26

Shareholder Information.......................................................27

   Description of Fund Shares.................................................27

   Voting Rights..............................................................27

   Net Asset Value of the Fund's Shares.......................................27

   Purchases and Redemptions..................................................28

   Custodian, Transfer Agent, and Dividend Disbursing Agent...................28

   Independent Registered Public Accounting Firm..............................28

   Legal Counsel..............................................................28

   Code of Ethics.............................................................28

Financial Statements..........................................................28

APPENDIX I Corporate Bond and Commercial Paper ...............................29

   Corporate Bonds............................................................29

   Commerical Paper...........................................................29

                                  INTRODUCTION


This SAI is designed to provide a more detailed discussion of certain securities

and  investment   techniques  which  are  described  in  the  prospectus.   This

information  is intended only for investors who have read the prospectus and are interested  in a more  detailed  explanation  of  certain  aspects of the fund's securities  and  investment  techniques.  Captions and defined terms in this SAI generally correspond to like captions and terms in the prospectus.


                                    The Fund


OneAmerica  Funds,  Inc.  (the  "Fund")  is an  open-end  management  investment company,  commonly referred to as a mutual fund. Its five diversified portfolios are the:


OneAmerica Value portfolio

OneAmerica Investment Grade Bond portfolio

OneAmerica Money Market portfolio

OneAmerica Asset Director portfolio

OneAmerica Socially Responive portfolio


Each  portfolio has its own  investment  objectives,  which are described in the prospectus.


The fund was  incorporated  under the laws of Maryland on July 26, 1989,  and is registered  under  the  Investment  Company  Act of 1940  (the  1940  Act) as an

open-end management investment company.


The fund issues Class O shares and Advisor Class shares of common stock relating to separate  investment  portfolios.  The Class O shares and the  Advisor  Class shares are  identical in all material  respects,  except that the Class O shares are not subject to the fee paid pursuant to the 12b-1  distribution  and service plan described herein.


More  portfolios or classes may be added in the future.  An interest in the fund is limited to the assets of the  particular  portfolio in which shares are held.

Shareholders of each portfolio are entitled to a pro rata share of all dividends and distributions paid by the portfolio.


           GENERAL DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES


U.S. GOVERNMENT SECURITIES




All of the portfolios may invest in U.S. government securities.  U.S. government

securities  are  obligations   of,  or  obligations   guaranteed  by,  the  U.S.

government, its agencies or instrumentalities. Securities guaranteed by the U.S.

government  include:  (1)  direct  obligations  of the  U.S.  Treasury  (such as

Treasury bills, notes, and bonds) and (2) federal agency obligations  guaranteed as to principal and interest by the U.S.  Treasury (such as GNMA  certificates).

Direct  obligations  of the  U.S.  government  include  a  variety  of  Treasury securities which differ with respect to coupons, maturities, and dates of issue.

Treasury  bills  have  maturities  of one  year or  less.  Treasury  notes  have maturities of one to 10 years,  and Treasury bonds  generally have a maturity of greater than 10 years.  Securities  guaranteed  by the U.S.  government  include federal agency  obligations  guaranteed as to principal and interest by the U.S.

Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal  Housing  Administration  debentures).  The payment of principal and

interest  of  these  securities  is  unconditionally   guaranteed  by  the  U.S.

government.  Therefore,  they are of the highest credit quality. Such securities are subject to variations in market value due to  fluctuations in interest rates but, if held to maturity,  the United States is directly obligated or guarantees to pay them in full.




Securities  issued by U.S.  government  instrumentalities  and  certain  federal agencies are neither direct  obligations of, nor obligations  guaranteed by, the

U.S. Treasury.  However, they involve federal sponsorship in one way or another:

some are  supported  by the issuer's  right to borrow from the U.S.  government;

others are  supported  only by the credit of the  issuing  government  agency or instrumentality.  These  agencies  and  instrumentalities  include,  but are not limited to, Federal National Mortgage  Association  ("FNMA"),  Federal Home Loan

Banks, Federal Land Banks,  Central Bank for Cooperatives,  Federal Intermediate

Credit Banks, Farmers Financing Bank, Farmers Home  Administration,  Farm Credit

Banks, and the Tennessee Valley Authority.


CORPORATE BONDS AND DEBT SECURITIES


The  Investment  Grade Bond,  Value,  Asset  Director,  and Socially  Responsive

portfolios may invest in U.S. dollar or foreign  currency-denominated  corporate bonds or debt  securities  of domestic or foreign  issuers,  which may  include,

without limit,  debentures,  notes and other similar corporate debt instruments,

including convertible securities. (The Money Market portfolio is limited to U.S.

dollar-denominated  issues.)  Debt  securities  may be  acquired  with  warrants attached.  Corporate  income-producing  securities  also  may  include  forms of preferred or preference  stock.  These instruments must meet the minimum ratings criteria set forth for the portfolio, or, if unrated, be deemed to be comparable in quality to corporate debt  securities in which the portfolio may invest.  The rate of return or return of principal on some debt  obligations may be linked or indexed to the level of exchange  rates  between  the U.S.  dollar and a foreign currency or currencies.

The investment  return on a debt security reflects interest earnings and changes in the  market  value of the  security.  The  market  value of each  portfolio's securities  may be affected by, among other things,  changes in interest  rates,

and the price of debt  obligations  will  generally rise and fall inversely with interest rates.  Longer-term  debt  obligations will normally have greater price volatility than shorter-term obligations.




A debt  security  also presents the risk that the issuer of the security may not be able to meet its  obligations  on interest or principal  payments at the time called  for by the  instrument.  Bonds  rated BBB or Baa,  which are  considered medium-grade  category bonds, do not have economic  characteristics that provide the same degree of security  with respect to payment of  principal  and interest associated  with  higher  rated  bonds,  and  generally  have  some  speculative characteristics.  A bond will be placed in this rating  category  where interest payments and principal  security appear  adequate for the present,  but economic

characteristics  that  provide  longer-term   protection  may  be  lacking.  Any

corporate bond, and  particularly  those rated BBB or Baa, may be susceptible to changing conditions,  particularly to economic downturns,  which could lead to a weakened  capacity to pay  interest  and  principal.  In the event that  ratings decline after the portfolio's  investment in debt  securities,  the advisor will consider all such factors as it deems relevant to the  advisability of retaining such securities. See Appendix I for further information concerning bond ratings.




Among the  corporate  debt  securities  in which the  portfolios  may invest are convertible securities. A convertible debt security is a bond, debenture,  note,

or other  security  that  entitles  the holder to acquire  common stock or other equity  securities of the same or a different  issuer.  A  convertible  security generally  entitles  the holder to receive  interest  paid or accrued  until the convertible  security  matures or is redeemed,  converted or  exchanged.  Before

conversion,    convertible   securities   have   characteristics    similar   to

non-convertible  debt securities.  Convertible  securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced  depends in large  measure  upon the degree to which the  convertible security sells above its value as a fixed income security.


A convertible  security may be subject to redemption at the option of the issuer at a  predetermined  price.  If a  convertible  security  held by a portfolio is called for  redemption,  the portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible  security to a third party.  A portfolio  generally  would invest in convertible  securities  for their  favorable  price  characteristics  and total return potential.


The  portfolios  may invest in or acquire  warrants to purchase  equity or fixed income  securities.  Bonds with warrants  attached to purchase equity securities have many  characteristics  of  convertible  bonds and their prices may, to some degree,  reflect the  performance  of the  underlying  stock.  Bonds also may be issued with warrants attached to purchase  additional fixed income securities at the same coupon  rate.  A decline in interest  rates would permit a portfolio to buy additional  bonds at the favorable rate or to sell the warrants at a profit.

If interest rates rise, the warrants would generally expire with no value.


Securities  rated in categories  Baa and BBB are the lowest which are considered

"investment  grade"  obligations.  Moody's Investors Service,  Inc.  ("Moody's")

describes securities rated Baa as "medium-grade" obligations;  they are "neither highly  protected  nor poorly  secured . . .  [i]nterest  payments and principal security appear adequate for the present but certain protective  elements may be lacking or may be  characteristically  unreliable over any great length of time.

Such  bonds  lack  outstanding  investment  characteristics  and  in  fact  have speculative  characteristics  as well."  Standard & Poor's Ratings Group ("S&P")

describes  securities  rated BBB as "regarded as having an adequate  capacity to pay interest and repay principal . . . [w]hereas it normally  exhibits  adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal .

.. .than in higher rated categories."


The Investment Grade Bond portfolio may invest up to 10% of its assets, measured at the time of investment, and the Asset Director portfolio may invest up to 10%

of its assets,  measured at the time of  investment,  in securities  rated below investment  grade.  These  securities are described as  "speculative"  by Fitch,

Moody's and S&P.  Investment in lower rated  corporate  debt  securities  ("high yield  securities"  or "junk  bonds")  generally  provides  greater  income  and increased  opportunity  for  capital  appreciation  than  investments  in higher quality securities,  but they also typically entail greater price volatility and principal  and  income  risk.  These  high  yield  securities  are  regarded  as predominantly  speculative  with respect to the issuer's  continuing  ability to meet  principal  and  interest  payments.  Analysis of the  creditworthiness  of issuers  of debt  securities  that are high yield may be more  complex  than for issuers of higher  quality debt  securities.  Debt  securities  rated lower than investment grade by either S&P or Moody's, but not the other, are not considered to  be  high  yield  securities  for  purposes  of  the  portfolios'  limits  on investments in high yield securities.


High yield  securities  may be more  susceptible  to real or  perceived  adverse economic and competitive  industry  conditions than investment grade securities.

The prices of high yield  securities  have been  found to be less  sensitive  to interest-rate  changes  than  higher-rated  investments,  but more  sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security  prices because the advent of a recession could lessen the ability of a highly  leveraged  company to make  principal  and interest payments on its debt securities.  If an issuer of high yield securities defaults,  in  addition to risking  payment of all or a portion of interest  and principal,  the portfolios  investing in such  securities  may incur  additional expenses to seek recovery.  In the case of high yield  securities  structured as zero coupon or  pay-in-kind  securities,  their market  prices are affected to a greater extent by interest rate changes, and therefore, tend to


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be more volatile than securities which pay interest periodically and in cash.


The  secondary  market on which  high  yield  securities  are traded may be less liquid  than the market for  higher  grade  securities.  Less  liquidity  in the secondary  trading  market  could  adversely  affect  the  price  at  which  the portfolios  could sell a high yield  security,  and could  adversely  affect the daily net asset value of the shares. Adverse publicity and investor perceptions,

whether  or not based on  fundamental  analysis,  may  decrease  the  values and liquidity of high yield securities,  especially in a thinly-traded  market. When secondary  markets for high yield securities are less liquid than the market for higher  grade  securities,  it may be more  difficult  to value  the  securities because such valuation may require more  research,  and elements of judgment may play a greater role in the valuation  because there is less reliable,  objective data available.


The use of credit ratings as the sole method of evaluating high yield securities can involve  certain risks,  as credit ratings  evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also,

credit rating  agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.  Accordingly,  analysis of the creditworthiness  of issuers of high yield  securities  may be more complex than for issuers of higher quality debt securities, and the ability of a portfolio to achieve its investment  objective may, to the extent of its  investments in high yield  securities,  be more dependent upon such  creditworthiness  analysis than would be the case if the portfolio were investing in higher quality securities.


Mortgage-Related Securities




The  Asset  Director,  Investment  Grade  Bond,  Socially  Responsive  and Value

portfolios, may invest in GNMA certificates, FNMA and Federal Home Loan Mortgage

Corporation  ("FHLMC")   mortgage-backed   obligations,   and  privately  issued

mortgage-backed  securities.  Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings  and loan  institutions,  mortgage  bankers,  commercial  banks,  and others.  Pools  of  mortgage  loans  are  assembled  as  securities  for sale to investors by various governmental and government-related organizations.




GNMA Certificates


GNMA certificates are mortgage-backed  securities representing part ownership of a pool of mortgage  loans on which timely  payment of interest and  principal is guaranteed  by the full  faith  and  credit  of the U.S.  government.  GNMA is a wholly-owned U.S.  government  corporation  within the Department of Housing and

Urban  Development.  GNMA is authorized  to  guarantee,  with the full faith and credit of the U.S.  government,  the timely payment of principal and interest on securities  issued by  institutions  approved  by GNMA (such as savings and loan institutions,  commercial  banks,  and mortgage  bankers) and backed by pools of

FHA-insured or VA-guaranteed mortgages.


Interests in pools of mortgage loans differ from other forms of debt securities,

which  normally  provide for periodic  payment of interest in fixed amounts with

principal  payments  at  maturity  or  specified  call  dates.  Instead,   these

securities  provide a periodic  payment  which  consists  of both  interest  and principal  payments.  In effect,  these  payments are a  'pass through'-  of the periodic payments made by the individual  borrowers on the residential  mortgage loans,  net of any fees paid to the  issuer  or  guarantor  of such  securities.

Additional  payments are caused by  repayments of principal  resulting  from the refinancing,  foreclosure or sale of the underlying residential property, net of fees or costs which may be incurred.  Mortgage-related securities issued by GNMA are described as "modified  pass-through"  securities.  These securities entitle the holder to receive all interest and  principal  payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment  even if  homeowners  delay  or  default,  tracking  the  "pass-through"

payments may, at times,  be difficult.  Expected  payments may be delayed due to the delays in registering  the newly traded paper  securities.  The  custodian's policies for crediting missed payments,  while errant receipts are tracked down,

may vary.


Although the mortgage loans in the pool will have  maturities of up to 30 years,

the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal  amortization and may  be  prepaid  prior  to  maturity.  Early  repayments  of  principal  on the underlying  mortgages  may expose a  portfolio  to a lower  rate of return  upon reinvestment  of  principal.  Due to the  prepayment  feature  and  the  need to reinvest  prepayments of principal at current rates,  GNMA  certificates  can be less effective  than typical bonds of similar  maturities at "locking in" yields during periods of declining  interest  rates,  although they may have comparable risks of decline in value during periods of rising interest rates.


FNMA and FHLMC Obligations


FNMA, a federally-chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees  the timely  payment of principal and interest but this  guarantee is not  backed by the full  faith  and  credit  of the U.S.  government.  FNMA is a government sponsored corporation owned entirely by private  stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.

FNMA purchases  conventional  (i.e., not insured or guaranteed by any government agency) residential  mortgages from a list of approved  sellers/servicers  which include  state and  federally-chartered  savings and loan  associations,  mutual savings banks, commercial banks, credit unions, and mortgage bankers.



FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the  availability  of mortgage  credit for residential  housing.  FHLMC issues  Participation  Certificates  ("PCs")  which represent  interests in a pool of conventional  mortgages from FHLMC's

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national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default,  but PCs are not backed by the full faith and credit of the U.S.

Government.  As is the case with GNMA  certificates,  the actual maturity of and realized yield on particular  FNMA and FHLMC  pass-through  securities will vary based on the prepayment experience of the underlying pool of mortgages.


Collateralized Mortgage Obligations (CMOs)


A CMO is a hybrid  between a  mortgage-backed  bond and a mortgage  pass through security.  Similar to a bond,  interest and prepaid  principal are paid, in most cases,  semi-annually.  CMOs may be  collateralized by whole mortgage loans, but are  more  typically  collateralized  by  portfolios  of  mortgage  pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are  structured  into  multiple  classes,  each bearing a different  stated

maturity.  Actual  maturity  and average  life will  depend upon the  prepayment experience  of  the  collateral.  CMOs  provide  for a  modified  form  of  call protection  through a de facto  breakdown  of the  underlying  pool of mortgages according  to how  quickly the loans are repaid.  Monthly  payment of  principal received from the pool of underlying investors,  including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity  classes  receive  principal only after the shorter classes have been retired.  An investor is partially  guarded  against a  sooner-than-desired return of principal because of the sequential payments.


In  a  typical  CMO  transaction,   a  corporation  ("issuer")  issues  multiple

portfolios  (e.g.,  A, B, C, Z) of CMO  bonds  ("Bonds").  Proceeds  of the Bond offering are used to purchase  mortgages or mortgage  pass-through  certificates

("Collateral").  The  Collateral is pledged to a third party trustee as security for the Bonds.  Principal and interest  payments from the Collateral are used to pay  principal  on the Bonds in the order A, B, C, Z. The  portfolio A, B, and C

Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the  principal;  a like amount is paid as principal on the portfolio A,

B, or C Bond currently  being paid off. When the portfolio A, B, and C Bonds are paid in full,  interest and  principal on the  portfolio Z Bond begin to be paid currently.  With  some  CMOs,  the  issuer  acts  as a  conduit  to  allow  loan originators  (usually  builders  or  savings  and loan  associations)  to borrow against their loan portfolios.


Certain classes of CMOs pay the holders only the interest paid on the underlying mortgages or mortgage pass-through  securities  ("interest-only  class").  Other classes pay the holders only the principal paid on the  underlying  mortgages or mortgage pass-through  securities  ("principal-only  class").  Interest-only and principal-only classes of CMOs purchased by a portfolio are currently considered to be illiquid  securities  subject to the limitations on investment in illiquid securities. See "Investment Restrictions" in this SAI.


Other Mortgage-Backed Securities


Commercial  banks,  savings and loan  institutions,  private mortgage  insurance companies,  mortgage  bankers,  and other  secondary  market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of underlying  mortgage loans as well as the guarantors of the  mortgage-backed  securities.  Payments are passed through to the holders,  although not  necessarily  on a pro rata basis,  on the

same  schedule  as  they  are  received.   Mortgage-backed   bonds  are  general

obligations of the issuer fully collateralized  directly or indirectly by a pool of  mortgages.  The  mortgages  serve as  collateral  for the  issuer's  payment obligations on the bonds,  but interest and principal  payments on the mortgages are not passed through either directly (as with GNMA  certificates  and FNMA and

FHLMC pass-through securities) or on a modified basis (as with CMOs).



Accordingly,  a change in the rate of prepayments on the pool of mortgages could change the effective  maturity of a CMO but not that of a  mortgage-backed  bond

(although,  like many  bonds,  mortgage-backed  bonds can be  callable by issuer prior to maturity).  Pools created by such  non-governmental  issuers  generally offer a higher rate of interest than  government and  government-related  pools,

because  there are no direct or  indirect  government  or agency  guarantees  of payments in the former pools.  Timely payment of interest and principal of these pools may be supported by various  forms of insurance or  guarantees,  including individual loan, title, pool and hazard  insurance,  and letters of credit.  The insurance and guarantees are issued by governmental entities,  private insurers,

and the mortgage poolers. Such insurance,  guarantees,  and the creditworthiness

of  the  issuers   thereof  will  be   considered  in   determining   whether  a

mortgage-backed security meets a portfolio's investment quality standards. There can be no  assurance  that the  private  insurers or  guarantors  can meet their obligations under the insurance policies or guarantee arrangements.


All  portfolios  that  may buy  mortgage-backed  securities  may  purchase  such securities  without insurance or guarantees,  if the advisor determines that the securities meet a portfolio's  quality  standards.  Although the market for such securities  is  becoming  increasingly  liquid,  securities  by certain  private organizations may not be readily  marketable.  It is expected that governmental,

government-related, or private entities may create mortgage loan pools and other

mortgage-backed     securities     offering     mortgage     pass-through    and

mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed  securities are developed and offered to investors, the advisor will, consistent with a portfolio's investment objectives, policies, and

quality   standards,   consider   making   investments  in  such  new  types  of

mortgage-backed securities.


Risks of Mortgage-Related Securities


For many types of  mortgage-related  securities,  early


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repayment of principal  arising from  prepayments of principal on the underlying mortgage loans due to the sale of the underlying  property,  the  refinancing of the loan, or  foreclosure  may expose a portfolio to a lower rate of return upon reinvestment of principal.  Prepayment  rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase,  thereby  shortening the actual average life of the mortgage-related security.  Conversely,  when interest rates are rising, the rate of prepayment  tends to decrease,  thereby  lengthening  the actual average life  of the  mortgage-related  security.  Accordingly,  it is not  possible  to accurately  predict the  average  life of a  particular  pool.  Reinvestment  of prepayments  may occur at higher or lower rates than the  original  yield on the certificates.  Therefore, the actual maturity and realized yield on pass-through or modified  pass-through  mortgage-related  securities will vary based upon the prepayment experience on the underlying pool of mortgages.


REPURCHASE AGREEMENTS


All portfolios may invest in repurchase  agreements.  If a portfolio  acquires a security  from a bank  or  broker-dealer,  it may  simultaneously  enter  into a repurchase  agreement  with the seller  wherein the seller agrees at the time of sale to repurchase  the security at a mutually  agreed upon time and price.  The term of such an agreement is generally  short,  possibly  overnight or for a few days,  although  it may extend over a number of months (up to one year) from the date of  delivery.  The resale  price is in excess of the  purchase  price by an amount which  reflects an agreed upon market rate of return,  effective  for the period of time the  portfolio  is invested in the  security.  This  results in a fixed rate of return protected from market  fluctuations  during the term of the agreement.  This rate is not tied to the coupon rate on the security  subject to the  repurchase  agreement.  Such  transactions  afford  an  opportunity  for  a portfolio to maintain liquidity and earn income over periods of time as short as overnight.


The  underlying   securities  on  repurchase   agreements  are  ordinarily  U.S.

government securities,  but may be other securities in which the portfolio might otherwise invest. A portfolio will enter into repurchase agreements only if they are fully collateralized.  The market value of the collateral, including accrued interest,  will equal or exceed the repurchase price, and the collateral will be in the actual or constructive  possession of the portfolio.  Under the 1940 Act,

repurchase agreements are considered to be loans by the purchaser collateralized by the  underlying  securities.  The  advisor  will  monitor  the  value  of the underlying  securities at the time a repurchase agreement is entered into and at all times  during  the term of the  agreement  to ensure  that its value  always equals or exceeds the agreed upon repurchase  price to be paid to the portfolio.

The advisor will also evaluate the creditworthiness and financial responsibility of the banks and broker-dealers  with which the portfolios enter into repurchase agreements.


A portfolio  may not enter into a  repurchase  agreement  having more than seven days remaining to maturity if, as a result,  such  agreements  together with any other  securities  which are not readily  marketable,  would  exceed  applicable limits on the portfolio's investments in illiquid securities.




A repurchase  agreement subjects a portfolio to the risk of the inability of the seller to pay the repurchase price on the delivery date; however, the underlying security constitutes the collateral for the seller's obligation.  In addition, a portfolio  will enter into  repurchase  agreements  only with  parties  that the advisor  considers  creditworthy.  In the event the  seller  does  default,  the portfolio may incur (1) a loss if the value of the  collateral  declines and (2)

disposition  costs in connection with  liquidating the collateral.  In the event bankruptcy  proceedings commence with respect to the seller,  realization of the collateral by the portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.




REVERSE REPURCHASE AGREEMENTS


All of the  portfolios  may invest in  reverse  repurchase  agreements.  Reverse repurchase  agreements  involve the sale of a security  by a  portfolio  and its agreement to repurchase the instrument at a specified time and price.


A portfolio will use the proceeds of a reverse repurchase  agreement to purchase other money market  instruments  which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an  agreement to resell  maturing as of that time. A portfolio  will enter into a reverse  repurchase  agreement only when the interest income to be earned from the  investment  of the  proceeds of the  transaction  is greater  than the interest  expense of the transaction.  However,  reverse  repurchase  agreements involve the risk that the market value of  securities  retained by the portfolio may decline below the repurchase  price of the securities  sold by the portfolio which it is obligated to repurchase.


Under  the 1940 Act,  reverse  repurchase  agreements  may be  considered  to be borrowings by the seller. A portfolio  typically will segregate liquid assets to cover its obligations under reverse  repurchase  agreements.  To the extent that

positions  in  reverse  repurchase   agreements  are  not  covered  through  the

segregation  of liquid  assets  at least  equal to the  amount  of the  purchase commitment,  a portfolio will limit its  investments in such reverse  repurchase agreements and other  borrowings to no more than one-third of the current market value of the portfolio's total assets.  The use of uncovered reverse  repurchase agreements  by a  portfolio  creates  leverage  which  increases  a  portfolio's investment  risk.  If the  income  and gains on  securities  purchased  with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the portfolio's  earnings or net asset  value will  increase  faster than  otherwise would be the case; conversely,  if the income and gains fail to exceed the cost,

earnings or net asset value would  decline  faster than  otherwise  would be the case.


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A  portfolio  may  enter  into  reverse  repurchase  agreements  with  banks  or broker-dealers.  Entry  into  such  agreements  with  a  broker-dealer  requires segregation of U.S.  government  securities or cash or cash equivalents equal to its obligations under reverse purchase agreements.


BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS


All portfolios may invest in  certificates of deposit,  time deposits,  bankers'

acceptances,  and other short-term debt obligations  issued by commercial banks;

and in certificates of deposit, time deposits,  and other short-term obligations issued by savings and loan associations ("S&L").


Certificates  of  deposit  are  negotiable  certificates  issued  against  funds deposited in a commercial  bank or S&L for a definite period of time and earning a specified  return.  Bankers'  acceptances  are  negotiable  drafts or bills of exchange,  which  are  normally  drawn by an  importer  or  exporter  to pay for specific  merchandise,  and which are "accepted" by a bank,  meaning, in effect,

that the bank unconditionally  agrees to pay the face value of the instrument on maturity.  Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.  Fixed-time deposits may be withdrawn on demand by the  investor,  but may be  subject to early  withdrawal  penalties which vary  depending upon market  conditions and the remaining  maturity of the obligation.  There are no  contractual  restrictions  on the right to transfer a beneficial  interest in a fixed-time deposit to a third party,  because there is no market for such deposits.  A portfolio will invest in fixed-time deposits (1)

which  are not  subject  to  prepayment  or (2)  which  provide  for  withdrawal penalties upon  prepayment  (other than  overnight  deposits),  consistent  with applicable limits on its investments in illiquid securities.


The portfolios will not invest in obligations issued by a commercial bank or S&L unless  the  bank or S&L  has  total  assets  of at  least  $1  billion,  or the equivalent in other currencies,  and the institution has outstanding  securities rated A or better by S&P or Moody's,  or, if the  institution has no outstanding securities rated by S&P or Moody's,  such  institution,  in the determination of the advisor,  has  creditworthiness  similar to institutions  having outstanding securities so rated.


The  portfolios  may invest in U.S.  dollar-denominated  obligations  of foreign branches of U.S. banks and foreign  banks.  Obligations of foreign banks involve somewhat  different  investment  risks than those affecting  obligations of U.S.

banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less  marketable than  comparable  obligations of U.S.  banks;  (3) a foreign jurisdiction  might impose withholding taxes on interest income payable on those obligations;  (4) foreign  deposits may be seized or  nationalized;  (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and

(6) the selection of those  obligations may be more difficult  because there may be less publicly available  information  concerning foreign banks and/or because the accounting,  auditing,  and financial reporting  standards,  practices,  and requirements  applicable  to foreign  banks may differ from those  applicable to

U.S. banks.  Foreign banks are not generally subject to examination by any U. S.

government agency or instrumentality.


Securities of Securities-Related Businesses


The  portfolios  are  allowed to  purchase a security  issued by a company  that derives more than 15% of it gross revenues from securities  related  activities,

provided that  immediately  after the  acquisition of any equity  security,  the portfolio does not own more than 5% of the outstanding  securities of that class of the issuer's  equity  securities;  immediately  after the  acquisition of any debt,  the  portfolio  does not own more than 10% of the  outstanding  principal amount  of the  issuer's  debt  securities;  and,  immediately  after  any  such acquisition,  the  portfolio  has  invested not more than 5% of the value of its total assets in the securities of the issuer.




Swap Agreements


Swap  agreements  can be  individually  negotiated  and  structured  to  include exposure  to a variety of  different  types of  investments  or market  factors.

Depending on their structure,  swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad),

foreign  currency values,  mortgage  securities,  corporate  borrowing rates, or other factors such as security  prices or inflation  rates.  Swap agreements can take  many  different  forms and are  known by a  variety  of  names,  including interest  rate swaps  (where the  parties  exchange a floating  rate for a fixed rate),  total return swaps (where the parties  exchange a floating  rate for the total return of a security or index),  and credit default swaps (where one party pays a fixed rate and the other  agrees to buy a specific  issuer's  debt at par upon the  occurrence of certain agreed events,  including,  for example,  if the

issuer  is  bankrupt,   defaults  on  any  of  its  debt  obligations  or  makes

arrangements with a creditor to modify a debt obligation).


In a typical cap or floor  agreement,  one party  agrees to make  payments  only under  specified  circumstances,  usually in return for  payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive  payments  to the  extent  that a  specified  interest  rate  exceeds an agreed-upon  level,  while the seller of an interest  rate floor is obligated to make  payments  to the extent  that a  specified  interest  rate falls  below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.


Swap agreements will tend to shift a fund's investment exposure from one type of investment to another.  For example,  if the fund agreed to exchange payments in dollars  for  payments in foreign  currency,  the swap  agreement  would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing  options.  Depending on how they are used,  swap  agreements  may  increase or decrease the overall  volatility  of a

Fund's investments and its share price and yield.


Swap  agreements also may allow a fund to acquire or reduce credit exposure to a particular  issuer.  The most  significant  factor  in the  performance  of swap agreements  is the change in the factors that  determine the amounts of payments due to and from a fund. If a swap agreement  calls for payments by the fund, the fund  must  be  prepared  to make  such  payments  when  due.  In the  case of a physically  settled  credit  default swap written by the fund,  the fund must be prepared  to pay par for and take  possession  of  eligible  debt of a defaulted issuer. If a swap counterparty's  creditworthiness  declines, the risk that they may not perform may  increase,  potentially  resulting in a loss to the fund. In the case of a credit default swap written by the fund, the fund will  experience a loss if a credit  event  occurs  and the credit of the  underlying  referenced entity (the debt issuer as to which  credit  protection  has been  written)  has deteriorated.  Although  there can be no assurance that the fund will be able to do so, the fund may be able to reduce or  eliminate  its  exposure  under a swap agreement  either by  assignment  or other  disposition,  or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

The fund may have  limited  ability to  eliminate  its  exposure  under a credit default swap if the credit of the underlying referenced entity has declined.


OPTIONS


In pursuing their investment objectives, the Value, Investment Grade Bond, Asset

Director,  and Socially Responsive  portfolios may engage in buying put and call options in furtherance of their respective investment objective or objectives if they are traded on a domestic securities exchange or board of trade.


The  portfolios  may also write put and all  options if (1) after any sale,  the aggregate  of  the  exercise  prices  of all  outstanding  puts  written  by the portfolio do not exceed 25% of the portfolio's total assets; (2) after any sale,

not more than 25% of that portfolio's total assets are subject to calls; (3) the puts and calls are traded on a domestic  securities  exchange or board of trade;

and (4) the puts are  "secured";  and (5) the calls are covered.  The portfolios may  write or invest in  options  on  individual  securities  and on  underlying indices.




In the case of a call on a security,  the option is "covered"  if the  portfolio owns the security  underlying the call or has an absolute and immediate right to acquire that security without  additional cash  consideration (or, if additional cash  consideration  is required,  cash or cash  equivalents  in such amount are placed in a segregated  account by its custodian) upon conversion or exchange of other  securities  held by the  portfolio.  A put is  secured  if the  portfolio maintains  cash,  cash  equivalents or U.S.  government  securities with a value equal to the exercise  price in a segregated  account or holds a put on the same underlying security at an equal or greater exercise price.


A portfolio may sell calls it has previously purchased,  which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the  premium  and other  transaction  costs  paid on the call which is sold.


An option on a security is a contract  that gives the holder of the  option,  in return for a  premium,  the right to buy from (in the case of a call) or sell to

(in the case of a put) the  writer of the option the  underlying  security  at a specified  exercise price at any time during the term of the option.  The writer of an option on a security  has the  obligation  upon  exercise of the option to deliver  the  underlying  security  (in the case of a call) upon  payment of the exercise price or to pay the exercise price (in the case of a put) upon delivery of the underlying security.









The principal factors affecting the market value of an option include supply and demand,  interest rates, the current market price of the underlying  security in relation to the exercise  price of the option,  the volatility of the underlying security, and the time remaining until the expiration date.




The  premium  received  for an option  written by a  portfolio  is recorded as a deferred credit. The value of the option is marked-to-market daily and is valued at the  closing  price on the  exchange or board of trade on which it is traded,

or, if no closing price is available, at the mean between the last bid and asked prices.


Risks Associated with Options




The purchase and writing of options  involve  certain  risks.  During the option period,  the  covered  call writer has, in return for the premium on the option,

given up the  opportunity  to profit  from a price  increase  in the  underlying securities above the exercise price,  but, as long as its obligation as a writer continues,  has  retained  the risk of loss  should the price of the  underlying security  decline.  The writer of an option has no control over the time when it may be required to fulfill its  obligation as a writer of the option.  If a call option  purchased by a portfolio is not sold when it has remaining value, and if the market price of the  underlying  security  remains less than or equal to the exercise price, the portfolio will lose its entire investment in the option.


There can be no assurance that a liquid market will exist when a portfolio seeks to close out an  option  position.  If a  portfolio  were  unable to close out a covered call option it had written on a security due to trading  restrictions or suspensions  imposed on the  options  markets,  it would not be able to sell the underlying security. If a portfolio cannot effect a closing transaction, it will not be able to sell the underlying  security while the previously written option remains  outstanding,  even if it might otherwise be advantageous to do so.




Since option premiums paid or received by a portfolio, as compared to underlying investments,  are small in  relation  to the market  value of such  investments,

buying call options offers large amounts of leverage,  which could result in the portfolios'  net asset value being more sensitive to changes in the value of the underlying securities.

FUTURES CONTRACTS


The Value,  Investment  Grade Bond,  Asset  Director,  and  Socially  Responsive

portfolios may invest in interest rate futures  contracts which are standardized and traded on a U.S.  exchange or board of trade.  These investments may be made primarily  for  the  purpose  of  hedging  against  changes  in the  value  of a portfolio's securities or securities intended to be purchased due to anticipated changes in interest rates,  market conditions,  stock or currency prices and not for purposes of speculation.  A futures contract provides for the future sale by one party and purchase by another  party of a specified  quantity of a financial instrument or the cash value of an index at a specified price and time. A public market  exists in  futures  contracts  covering  various  financial  instruments

including  U.S.  Treasury  bonds,   U.S.  Treasury  notes,  GNMA   certificates,

three-month U.S.  Treasury bills,  90-day commercial paper, bank certificates of deposit, and Eurodollar certificates of deposit.


As a hedging  strategy,  a portfolio  might  purchase an interest  rate  futures contract when it is not fully invested in long-term  debt  securities but wishes to defer their purchase for some time until it can invest in such  securities or because short-term yields are higher than long-term yields.  Such purchase would enable a portfolio to earn the income on a short-term security while at the same time  minimizing the effect of all or part of an increase of the market price of the  long-term  debt security  which the  portfolio  intended to purchase in the future.  A portfolio  would sell an interest  rate futures  contract in order to continue to receive the income from a long-term debt security while  endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. Although other techniques could be used to reduce a portfolio's exposure to interest rate fluctuations,  a portfolio may be able to hedge its exposure  more  effectively  and perhaps at a lower cost by using futures contracts.


In addition to interest rate futures,  the  portfolios  may also invest in stock index futures  contracts,  futures  involving other financial  instruments,  and options on such futures contracts.


A portfolio will only enter into futures  contracts which are  standardized  and traded on an exchange,  board of trade, or similar entity. If a purchase or sale of a futures  contract  is made by a  portfolio,  the  portfolio  is required to deposit with its custodian (or broker, if legally  permitted) a specified amount of cash or U.S. government  securities  ("initial margin").  The margin required for a futures  contract is set by the  exchange on which the  contract is traded and may be modified  during the term of the contract.  The initial  margin is in the nature of a performance  bond or good faith deposit on the futures  contract which is returned to the portfolio upon  termination  of the contract,  assuming all  contractual  obligations  have been  satisfied.  Each  investing  portfolio expects  to earn  interest  income on its  initial  margin  deposits.  A futures contract held by a portfolio is valued daily at the official settlement price of the  exchange  on which it is traded.  Each day the  portfolio  pays or receives cash,  called  "variation  margin,"  equal to the  daily  change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a portfolio but is instead  settlement between  the  portfolio  and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each portfolio will mark-to-market its open futures positions.


When purchasing a futures contract, a portfolio must maintain with its custodian

(or broker, if legally  permitted) cash, U.S.  government  securities,  or other liquid high grade debt  obligations  (including  any margin) equal to the market value of such  contract.  When  writing a futures  contract,  a  portfolio  must maintain with its custodian cash, U.S.  government  securities,  or other liquid high grade debt  obligations  that,  when added to the amounts  deposited with a futures  commission  merchant or broker as margin, are equal to the market value of the  instruments  underlying  the  contract.  Alternatively,  a portfolio may

"cover" its  position by owning the  instruments  underlying  the  contract,  or holding a call permitting the portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the portfolio (or at a higher  price if the  difference  is  maintained  in  liquid  assets  with its custodian).


Generally,  futures  contracts  obligations  are closed out prior to delivery by offsetting  purchases or sales of matching  futures  contracts  (same  exchange,

underlying index, and delivery month).  If an offsetting  purchase price is less than the original sale price, the portfolio realizes a capital gain, or if it is more, the portfolio realizes a capital loss.  Conversely,  if an offsetting sale price is more than the original purchase price, the portfolio realizes a capital gain, or if it is less, the portfolio  realizes a capital loss. The  transaction costs must also be included in these calculations.


Limitations


If the notional value of a fund's non-hedge  contracts exceeds 100% of its total assets, the fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate  amount of margin  deposits on its existing futures  positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging  purposes is 5% or less of the its net assets.  If the aggregate  amount of margin deposits on its existing futures  positions plus the amount of premiums paid for related  futures options entered into for other than bona fide hedging purposes exceeds 5% of the its net assets, the notional value of a fund's non-hedge  contracts will not exceed 100%

of  the  liquidation   value  of  the  fund's  portfolio   securities.   Futures

transactions   will  be  limited  to  the  extent   necessary  to  maintain  the

qualification of these funds as regulated investment companies.


A portfolio  may not maintain open short  positions in futures  contracts if, in the aggregate,  the market value of all such open positions  exceeds the current value of its portfolio securities,  plus or minus unrealized gains and losses on the open  positions,  adjusted for the  historical  relative  volatility  of the relationship between the portfolio and the positions.


The fund will comply with certain  regulations of the

Commodity  Futures  Trading  Commission,  under which an investment  company may engage in  futures  transactions  and  qualify  for an  exclusion  from  being a

"commodity  pool," which require a portfolio to invest in futures  contracts for bona fide hedging purposes,  or alternatively,  to set aside cash and short-term obligations  with respect to long positions in a futures  contract.  Under these regulations,  the  "underlying  commodity  value"  (the  size  of  the  contract multiplied by the daily  settlement price of the contract) of each long position in a commodity  futures  contract in which a portfolio may invest may not at any time exceed the sum of: (1) the value of  short-term  U.S. debt  obligations  or other U.S.  dollar-denominated  high quality short-term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on the contract; (2) unrealized appreciation on the contract held by the broker;

and (3) cash proceeds from existing investments due in not more than 30 days.


The fund reserves the right to engage in other types of futures  transactions in the future and to use  futures  for other than  hedging  purposes  to the extent permitted by  regulatory  authorities.  If other types of futures  contracts are traded in the  future,  a  portfolio  may also use such  investment  techniques,

provided  that the Board of Directors  determines  that their use is  consistent with the portfolio's investment objective or objectives.


Risks Associated with Futures




There are several risks associated with the use of futures  contracts as hedging techniques.  A purchase  or sale of a futures  contract  may result in losses in excess of the amount invested in the futures contract.  There can be significant differences  between the securities or currency  markets and the futures markets that could result in an  imperfect  correlation  between the markets,  causing a given  hedge  not to  achieve  its  objective.  The  degree of  imperfection  of correlation  depends on circumstances  such as variations in speculative  market demand for interest rate or stock index futures,  including technical influences in futures  trading,  and  differences  between the portfolio  securities  being hedged and the  instruments  underlying the hedging  vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries and creditworthiness  of  issuers.  While a  portfolio's  hedging  transactions  may protect the portfolio against adverse movements in the general level of interest rates,  stock or currency  prices,  such  transactions  could also  preclude the opportunity to benefit from  favorable  movements in the level of interest rates or stock or currency  prices.  A decision  as to whether,  when and how to hedge involves the exercise of skill and judgment and even a well-conceived  hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. The successful use of futures is dependent on the advisor's ability to correctly  predict market  movements in the direction of the stock market and no assurance  can be given that the  advisor's  judgment in this respect will be correct.


The price of futures contracts may not correlate  perfectly with movement in the underlying  security or index,  due to certain  market  distortions.  This might result from  decisions by a significant  number of market  participants  holding futures  positions  to close  out their  futures  contracts  through  offsetting transactions  rather than to make additional  margin deposits.  Also,  increased participation  by speculators in the futures  market may cause  temporary  price distortions.




These  factors may  increase  the  difficulty  of  effecting a fully  successful hedging  transaction,  particularly  over  a  short  time  frame.  If a  hedging transaction is not successful,  the portfolio might  experience  losses which it would not have incurred if it had not established futures positions.


Futures  exchanges  may limit the  amount of  fluctuation  permitted  in certain futures contract prices during a single trading day. The daily limit establishes the maximum  amount that the price of a futures  contract  may vary either up or down from the previous day's  settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit,  no more trades may be made on that day at a price beyond that limit.

The daily limit governs only price movements during a particular trading day and therefore does not limit potential  losses because the limit may work to prevent the  liquidation  of  unfavorable  positions.  For example,  futures prices have occasionally moved to the daily limit for several  consecutive trading days with little or no trading,  thereby  preventing  prompt  liquidation of positions and subjecting some holders of futures contracts to substantial losses.


There  can be no  assurance  that a liquid  market  will  exist at a time when a portfolio  seeks to close out a futures  position.  When such a market  does not exist, the portfolio  remains  obligated to meet margin  requirements  until the position is closed.


OTHER INVESTMENT COMPANIES




Each  of the  portfolios  may  invest  in  shares  issued  by  other  investment companies.  Each of the portfolios is, under federal securities laws, limited in the degree to which it may invest in shares of another  investment  company,  in that it may not, at the time of the  purchase,  (1) acquire  more than 3% of the outstanding voting shares of the investment company,  (2) invest more than 5% of the portfolio's total assets in the investment  company, or (3) invest more than

10% of the portfolio's  total assets in all investment  company  holdings.  As a shareholder in any investment  company,  a portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.




ZERO COUPON AND STEP COUPON SECURITIES




The  Asset  Director,  Investment  Grade  Bond,  Socially  Responsive  and Value

portfolios may invest in zero coupon,  strips, and step coupon securities.  Zero coupon and step coupon bonds do not make regular interest payments; instead they are issued and traded at a discount from their face amounts. They do not entitle the holder to any periodic
payment of interest  prior to  maturity  or prior to a  specified  date when the securities  begin paying current  interest.  Principal and accrued  interest are paid at  maturity.  "Strips"  are debt  securities  that are  stripped  of their interest after the  securities are issued,  but otherwise are comparable to zero coupon  bonds.  The issuers of most zero coupon  bonds,  and the obligor of most

"strips"  purchased  by the  portfolio,  will  be the  U.S.  government  and its agencies or instrumentalities, though corporates are also permitted.




The market  value of "strips"  and zero coupon  bonds  generally  fluctuates  in response to changes in interest rates to a greater  degree than  interest-paying securities of comparable term and quality.  The discount from the face amount or par value depends on the time remaining  until cash payments  begin,  prevailing interest rates,  liquidity of the security,  and the perceived credit quality of the issuer.


Current  federal income tax law requires  holders of zero coupon  securities and step coupon  securities to report the portion of the original  issue discount on such  securities  that  accrues  that year as interest  income,  even though the holders  receive no cash  payments  of  interest  during  the year.  In order to qualify as a "regulated  investment  company"  under the Code, a portfolio  must distribute its investment  company taxable income,  including the original issue discount accrued on zero coupon or step coupon bonds.




ILLIQUID AND RESTRICTED SECURITIES


A  portfolio  may invest in an illiquid  or  restricted  security if the advisor believes that it presents an attractive  investment  opportunity.  Generally,  a security is considered illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has  valued the  security.  Its  illiquidity  might  prevent  the sale of such a security at a time when the  advisor  might wish to sell,  and these  securities could  have  the  effect  of  decreasing  the  overall  level  of a  portfolio's liquidity.  A portfolio  may be subject to  significant  delays in  disposing of

illiquid  securities,   and  transactions  in  illiquid  securities  may  entail

registration expenses and other transaction costs that are higher than those for transactions in liquid securities. Further, the lack of an established secondary market may make it more  difficult to value illiquid  securities,  requiring the fund to rely on judgments that may be somewhat  subjective in determining value,

which  could  vary  from  the  amount  that  a  portfolio   could  realize  upon

disposition.



Restricted  securities,  including private  placements,  are subject to legal or contractual  restrictions on resale.  They can be eligible for purchase  without

SEC  registration  by  certain  institutional   investors  known  as  "qualified

institutional  buyers," and under the fund's procedures,  restricted  securities could be treated as liquid. However, some restricted securities may be illiquid,

and restricted  securities  that are treated as liquid could be less liquid than registered  securities traded on established  secondary markets. A portfolio may invest up to 10% (15% for the Socially Responsive portfolio) of its total assets in illiquid securities, measured at the time of investment.



LENDING OF PORTFOLIO SECURITIES


The portfolios may, from time to time, lend securities from their  portfolios to brokers,  dealers and financial  institutions  and receive as collateral cash or

U.S.  Treasury  securities which at all times while the loan is outstanding will be maintained  in amounts equal to at least 100% of the current  market value of the loaned  securities.  Any cash  collateral  will be  invested  in  short-term securities.  Such  loans  may not  have  terms  longer  than 30 days and will be terminable at any time. The  portfolios may also pay reasonable  fees to persons unaffiliated with the portfolios for services in arranging such loans.


Investment Restrictions


Each  portfolio's  investment  objective  or  objectives  as  set  forth  in the prospectus under "The Portfolios" (except the Socially  Responsive  portfolio's)

together  with the  investment  restrictions  set forth below,  are  fundamental policies of each existing  portfolio and may not be changed with respect to that portfolio without the approval of a majority of the outstanding voting shares of that  portfolio.  The vote of a majority of the  outstanding  voting shares of a portfolio  means the vote at an annual or special  meeting of the lesser of: (a)

67% or more of the voting securities present at such meeting,  if the holders of more than 50% of the outstanding  voting shares of such portfolio are present or represented by proxy; or (b) more than 50% of the outstanding  voting securities of such  portfolio.  Under these  restrictions,  an existing  portfolio  (or the specific portfolio, where noted) may not:


(1) Invest in a security if, with respect to 75% of its total assets,  more than

5% of its total assets  (taken at market  value at the time of such  investment)

would  be  invested  in the  securities  of any one  issuer,  except  that  this restriction does not apply to U.S. government securities.


(2) Invest in a security  if, with  respect to 75% of its assets,  it would hold more than 10% (taken at the time of such  investment) of the outstanding  voting securities  of any one issuer,  except that this  restriction  does not apply to

U.S. government securities.


(3) Invest in a security if more than 25% of its total  assets  (taken at market value at the time of such  investment)  would be invested in the  securities  of issuers in any particular industry,  except that this restriction does not apply

(a) to  U.S.  government  securities  (or  repurchase  agreements  with  respect thereto),  and  (b)  with  respect  to  the  Money  Market  and  Asset  Director portfolios, to securities or obligations (other than commercial paper) issued by domestic branches of U.S. banks.


(4)  Purchase  or sell  real  estate,  except  that a  portfolio  may  invest in securities  secured  by real  estate  or real  estate  interests  or  issued  by companies  in the real estate  industry  or which  invest in real estate or real estate interests.


(5) The Value, Investment Grade bond, Money Market and

Asset Director  portfolios may not purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a portfolio engaged in transactions in options, futures, and

options  on  futures  may  make  margin   deposits  in  connection   with  those

transactions.


6) Issue senior securities,  except insofar as a portfolio may be deemed to have issued a senior  security by reason of borrowing  money in accordance  with that portfolio's borrowing policies. For purposes of this investment restriction, the writing of stock options, and collateral  arrangements with respect to margin or other deposits with regard to futures  contracts,  and related options,  are not deemed to be an issuance of a senior security.



(7) Act as an  underwriter  of  securities  of other  issuers,  except,  when in connection  with the  disposition  of portfolio  securities,  a portfolio may be deemed to be an underwriter under the federal securities laws.


(8) The Value, Investment Grade Bond, Money Market and Asset Director portfolios may not make short sales of securities, except short sales against the box.




(9) Borrow money or pledge,  mortgage,  or hypothecate its assets, except that a portfolio  may (a)  borrow  from  banks  for  temporary  purposes,  but any such borrowing is limited to an amount equal to 25% of a portfolio's net assets and a portfolio  will not purchase  additional  securities  while  borrowing  funds in excess  of 5% of that  portfolio's  net  assets;  and  (b)  enter  into  reverse repurchase  agreements and  transactions  in options,  and interest rate futures contracts, stock index futures contracts, other futures contracts based on other financial  instruments,  options on such futures contracts.  For these purposes,

the  deposit of assets in escrow in  connection  with the writing of covered put and call  options,  the purchase of  securities  on a  "when-issued"  or delayed delivery basis, and collateral arrangements with respect to initial or variation margin  and other  deposits  for  futures  contracts,  and  options  on  futures contracts, will not be deemed to be pledges of a portfolio's assets.




(10)  The  Value,  Investment  Grade  Bond,  Money  Market  and  Asset  Director

portfolios  may not invest in  securities  that are  illiquid  because  they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the advisor are illiquid if, as a result of such investment, more than 10% of the total  assets of the  portfolio  (taken at market  value at the time of such investment) would be invested in such securities.


(11) Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current propsectus and/or SAI.


(12) The Socially  Responsive  portfolio may not make loans, except as permitted under the 1940 Act,  and as  interpreted,  modified or  otherwise  permitted  by regulatory authority having jurisdiction from time to time.


The  following  additional  investment   restriction  applies  to  the  Socially

Responsive  portfolio  but is not a  fundamental  policy  and  therefore  may be changed without the vote of a majority of the outstanding  voting shares of that portfolio.  The  Socially  Responsive  portfolio  may not  purchase or otherwise acquire any securities  if, as a result,  more than 15% of the  portfolio's  net assets would be invested in securities that are illiquid.


With regard to the Socially Responsive portfolio,  if any percentage restriction described  above is  satisfied  at the time of  purchase,  a later  increase  or decrease in such percentage  resulting from a change in net asset value will not constitute  a violation  of such  restriction.  However,  should a change in net asset  value or other  external  events  cause the  portfolio's  investments  in illiquid securities to exceed the limitation set forth above, the portfolio will act to cause the  aggregate  amount of illiquid  securities  to come within such limit  as soon  as  reasonably  practicable.  In such  an  event,  however,  the portfolio would not be required to liquidate any portfolio  securities where the portfolio would suffer a loss on the sale of such securities.


To the  extent  any of the  portfolios  cover  its  commitment  under a  reverse repurchase agreement (or economically similar transaction) by the segregation of assets  determined to be liquid in  accordance  with  procedures  adopted by the directors,  equal  in value  to the  amount  of the  portfolio's  commitment  to repurchase,  such an agreement will not be considered a "senior security" by the portfolio and therefore will not be subject to investment restriction no. 6.

Disclosure of Portfolio Holdings


It is the  Fund's  policy  that  portfolio  security  information  will  only be disclosed in  situations  when it is believed that such  disclosures  are in the best interest of Fund investors.


The Fund  currently  provides  portfolio  security  information to the following entities:


     1.   A complete list of holdings is available to individual  investors on a quarterly  basis  either  through  the Fund's  annual and  semi-annual reports or through Form N-Q which is filed with the SEC.


     2.   Fund holdings are provided to several third-party service providers.



          o    The Fund custodian has daily access to portfolio  holdings.  They are prohibited from  disseminating  this information to any other entity unless the law requires by law or they have received prior approval from the Fund or the Fund's investment advisor.



          o    Organizations that process and provide the Fund with proxy voting materials  receive  current  security  information  from the Fund custodian on a daily basis. These parties are restricted in their agreement with the

               Fund accountant from using the information for

               anything other than the services provided under the agreement.


          o    The Fund auditor reviews  previous  year-end  portfolio  holdings during  the  first  quarter  of  every  year.  The  auditors  are restricted from sharing the information except as required by the agreement and the services rendered.


          o    Third-party  service  providers create  informational  sheets for current and potential  Fund  investors.  Security  information is usually  provided the month  following each  quarter-end to these third party service providers. Informational sheets are typically available  to  Fund  investors  within  ten  days  to two  months following  each  quarter-end.  Third party service  providers are restricted from using or disclosing this  information  except for purposes of preparing the information sheets.



          o    Broker-dealers  or research  firms may receive  fund  holdings in order that they may provide  information  regarding  companies of

               interest,   based  on  the  holdings  of  the  portfolios.   This

               information  may be  provided  to brokers on an ad-hoc  basis and only includes  security names on the day the information is sent.

               Brokers  are   prohibited   from   disclosing,   publishing,   or

               disseminating  security  information  unless  they have  received prior  consent  from  the  Fund or  from  the  Fund's  investment advisor.


     3.   Holding  information  is made  available,  in some  cases,  to various rating and  ranking  organizations  so they are able to  analyze  each portfolio. Providing this information is a prerequisite to be included

          in  the  analysis  process  of  each  rating  organization.   Security

          information  is typically  provided on a monthly or  quarterly  basis,

          depending  on the  requirements  of  the  rating  organization.  Their analysis is typically  available for distribution  within one to three months,  depending  on the  organization.  Rating  organizations  will either  publish  security  information  on  funds  included  in  their database that is then available  only to individuals  who subscribe to their  analysis  services,  provide  a list  of top  holdings,  or not publish any of the holding information that has been provided to them.

          There are no  restrictions  imposed  upon these  ratings and  rankings organizations upon disclosure of information given to them.



     4.   Portfolio  holdings are never provided to "select" clients or entities for trading purposes or for personal gain.


No  compensation  or  consideration  is  received  by the Fund,  its  investment advisor,  or any party in connection  with the disclosure of  information  about portfolio securities.


The following  individuals or categories of individuals may authorize disclosure of the Fund's portfolio securities:


     1.   the Investment Officers of the Investment Advisor


     2.   the Board of Directors of the Fund


     3.   the Executive Officers of the Fund


The Board of  Directors  of the Fund  reviews  and  approves  the  policies  and procedures  regarding  disclosure of fund holdings on an annual basis.  All such policies and procedures are included in the Compliance Program for the Fund.



                             Management of the Fund


Management Information



Overall  responsibility  for  management  of the Fund  rests  with its  Board of

Directors,  who are elected by the shareholders of the Fund. The Directors elect the officers of the fund to actively supervise its day-to-day operations.




Standing Committees of the Board of Directors



The Audit Committee is composed of Ms. Wojtowicz  (Chair),  and Messrs.  Helmich and Viets. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement.  At least one committee  member will be an "audit committee financial expert" as defined by the SEC. The committee  normally meets twice per year in conjunction  with winter and summer  in-person  meetings of the Board of

Directors,  or more frequently as called by the Chair.  The committee meets with the Fund's Treasurer and Chief Compliance  Officer,  with personnel  responsible for the internal audit function of the Investment  Advisor,  and with the Fund's outside auditors.  The committee has direct  responsibility for the appointment,

compensation,  and oversight of the work of the outside auditors employed by the

Fund.  The committee  assists the Board in overseeing  and  monitoring:  (i) the systems of internal accounting and financial controls of the Fund and the Fund's service providers, (ii) the financial reporting processes of the Fund, (iii) the independence,  objectivity and  qualification  of the auditors to the Fund, (iv)

the annual audits of the Fund's  financial  statements,  and (v) the  accounting policies and disclosures of the Fund. The committee  considers and acts upon (i)

the provision by any outside auditor of any non-audit services for the Fund, and

(ii) the provision by any outside auditor of certain  non-audit  services to the

Fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required  under  applicable  regulations of the

SEC. It oversees and receives reports on the Fund's service providers'  internal controls and reviews the adequacy and  effectiveness  of the service  providers'

accounting  and financial  controls.




The  committee  reviews at least  annually  a report  from the  outside  auditor describing  any  material  issues  raised by the most  recent  internal  quality control,  peer review, or Public Company Accounting  Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues.  The  committee  will review  periodically the Fund's major internal controls  exposures and the steps that have been taken to monitor and control such  exposures.  The committee also

plays  an  oversight   role  in  respect  to  compliance   with  its  investment

restrictions,  the code of ethics relating to personal securities  transactions,

Fund's Compliance Program, and anti-money  laundering  requirements.  During the fiscal year ended December 31, 2006,  the committee  held 2 meetings.



The  names  of  the  Directors,  their  addresses,  ages,  positions,  principal occupation(s)  during  the past five  years,  number of  portfolios  in the fund complex overseen,  and other  directorships  held by each Director and executive officer are set forth below:






Name, Address,       Current Position  Term of Office   Principal Occupation(s)     Number Of            Other Directorships

and Age in 2007      with the Fund     and Length       During the                  Portfolios in        held by Director

                                       of Service       Past-5-Years                Fund Complex

                                                                                    overseen by Director

------------------------------------------------------------------------------------------------------------------------------------

Independent Directors

------------------------------------------------------------------------------------------------------------------------------------


Donald J. Stuhldreher   Director,        Indefinite,       Retired since              5                     None

4210 Statesman Drive    Chairman of      12/14/2001 to     1990

Indianapolis, IN 46250  the Board        Present

Age 71


Jean L. Wojtowicz       Director,        Indefinite,       President,                 5                     Vectren Corp, and First

7107 Royal Oakland Ct.  Chairperson of   9/22/2003 to      Cambridge Capital                                Merchants Corp.

Indianapolis, IN 46236  the Audit Comm.  Present           Managment Corp.

Age 50                                                     (1983-Present)


Stephen J. Helmich      Director         Indefinite,       President,                 5                     None

307 Galahad Drive                        12/17/2004 to     Cathedral High School

Franklin, IN 46131                       Present           (1999-Present)

Age 58


Gilbert F. Viets         Director        Indefinite,       Untitled position with     5                     None

760 Wood Court                           9/27/2004 to      the State of Indiana

Zionsville, IN 46077                     Present           Office of Management & Budget

Age 64                                                     (2005 - present); Chief

                                                           Financial Officer/Chief

                                                           Restructuring Officer/Special

                                                           Assistant to the Chairman, ATA

                                                           Holdings, Inc.(7/1/2004 - 11/30/2005);

                                                           Associate Clinical Professor,Kelley

                                                           School of Business Indiana

                                                           University-Bloomington (8/2002-7/2004)






Name, Address,       Current Position  Term of Office   Principal Occupation(s)     Number Of            Other Directorships

and Age in 2007      with the Fund     and Length       During the                  Portfolios in        held by Director

                                       of Service       Past-5-Years                Fund Complex

                                                                                    overseen by Director

------------------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------


James W. Murphy,       Director        Indefinite,      Retired Senior Vice           4                       None

11800 Pebblepoint Pass                 7/26/1989 to     President, Corporate Finance,

Carmel, Indiana 46033                  present          American United Life

age 72                                                  Insurance Company

                                                        (5/01/1977 until
                                                        his retirement on

                                                        4/01/2000)


                                       14




The following table shows the Executive  Officers of the Fund,  their addresses,

their ages,  their positions with the Fund,  their terms of office and length of time served in such positions,  and their principal  occupations during the past five years.


---------------------------------------------------------------------------------------------------------------------------

Name                  Current Position   Term of Office and     Principal Occupations During

& Age in 2007*        with the Fund      Length of Service      the Past Five Years

---------------------------------------------------------------------------------------------------------------------------


Dayton H. Molendorp   President           Indefinite,           President and CEO, American

Age 60                                    9/27/2004 to          United Life Insurance Company

                                          Present               (9/2004- Present); Executive Vice

                                                                President,   American  United  Life

                                                                Insurance Company (2/2003-9/2004);

                                                                Senior Vice  President,  Individual

                                                                Division,   American   United  Life

                                                                Insurance Company (9/1999 - 2/2003);

                                                                Director, American United Life Insurance Company, (12/2000 -

                                                                present); Vice President, Individual Division (11/1998 - 9/1999)


Constance E. Lund     Treasurer           Indefinite,           Senior Vice President, Corporate

age 54                                    2/2/2000 to           Finance, American United Life Insurance Company (1/2000 to present);

                                          present


Thomas M. Zurek       Secretary           Indefinite,           General Counsel & Secretary (8/2002 - present);

age 59                                    12/13/02 to           Director, American United Life Insurance Company (8/2002 - present);

                                          present               Secretary, State Life Insurance Company (8/02 - present); Partner,

                                                                Nymast, Good, Voigts, West, Hansel and O'Brien

                                                                (1992-1998; 2001-8/2002); General Counsel and

                                                                Executive V.P., American General Life Companies

                                                                (1998-2001)


John C. Swhear,       Assistant           Indefinite,           Investment Adviser Chief Compliance Officer, American Untied Life

age 46                Secretary           12/13/2002 to         insurance Company (8/2004 - present); Assistant General Counsel,

                                          4/20/2007             American United Life Insurance Company (5/2003 - present); Senior

                                                                Counsel, American United Life Insurance Company (8/2000 - 5/2003)


                      Chief Compliance    Indefinite,

                      Officer             6/29/2004 to

                                          present


---------------------------------------------------------------------------------------------------------------------------


*The Executive  Officers of the Fund and can be reached at One American  Square,

Indianapolis, Indiana 46282.


Due to  their  current  employment  with  AUL,  the  advisor  to the  Fund,  Mr.

Molendorp,  Ms. Lund,  Mr. Swhear and Mr. Zurek may be deemed to be  "interested persons" as defined by Section  2(a)(19) of the Investment  Company Act of 1940.

With  regard to Mr.  Murphy,  due to his  previous  employment  with AUL and the current receipt of deferred compensation from AUL, Mr. Murphy may also be deemed to be an  "interested  person" as defined by Section  2(a)(19) of the Investment

Company Act of 1940.


                                       15





Listed  below  for  each  Director  is  a  dollar  range  of  equity  securities beneficially  owned in the fund,  together  with the  aggregate  dollar range of equity  securities  in all  registered  investment  companies  overseen  by each

Director that are in the same family of investment  companies as the fund, as of

December 31, 2006:


                                                                            Aggregate Dollar Range

                                                                            of Equity Securities in

                                                                            All Registered Investment

                                                                            Companies Overseen by the

                                        Dollar Range of Equity              Director in Family of

Name of Director                        Securities in the fund*             Investment Companies*

----------------                        -----------------------          -----------------------------


Stephen J. Helmich                       $10,001 - $50,000                  $10,001 - $50,000

James W. Murphy                               None                               None

Donald J. Stuhldreher                    $10,001 - $50,000                  $10,001 - $50,000

Gilbert F. Viets                              None                               None

Jean L. Wojtowicz                             None                               None



-------------------------------------------------------------------------------------------------------


*    In disclosing the dollar range of equity securities beneficially owned by a

     Director in these  columns,  the following  ranges will be used:  (i) none;

     (ii) $1 - $10,000; (iii) $10,001 - $50,000; (iv) $50,001-$100,000;  and (v)

     over $100,000.




No Independent  Director (or an immediate  family member thereof) had any direct or indirect interest,  the value of which exceeds $60,000, in AUL, the principal underwriter  of the fund,  or any  entity  controlling,  controlled  by or under common control with AUL or the principal  underwriter of the fund (not including registered  investment  companies).  Set forth in the table below is information regarding  ownership of each  Independent  Director  (and his  immediate  family members) of securities issued by AUL, the principal underwriter of the fund, and any  entity  controlling,  controlled  by or under  common  control  with AUL or

principal   underwriter  of  the  fund  (not  including  registered   investment

companies).




                            Name of

Name of                     Owners and

Independent                 Relationships                          Title of           Value of            Percent

Director                    to Director            Company          Class             Securities          of Class

--------                    -------------          -------         -------             --------           ----------



Stephen J. Helmich             None                 None            None                None                None

Donald J. Stuhldreher          None                 None            None                None                None

Gilbert F. Viets               None                 None            None                None                None

Jean L. Wojtowicz              None                 None            None                None                None




No  Director  is a party  adverse  to the fund or any of its  affiliates  in any material pending legal proceeding.


No  non-interested  Director or immediate family member has, during the two most recently  completed  calendar  years had: (i) any material  interest,  direct or indirect,  in any  transaction or series of similar  transactions,  in which the amount involved exceeds $60,000;  (ii) any securities  interest in the principal underwriter  of the fund or the  advisor  or their  affiliates  (other  than the fund); or (iii) any direct or indirect  relationship of any nature, in which the amount involved exceeds $60,000, with:


     o the fund;


     o an officer of the fund;


     o an investment  company, or person that would be an investment company but for the  exclusions  provided by  sections  3(c)(1) and 3(c)(7) of the 1940

     Act,  having the same  investment  advisor or principal  underwriter as the fund or having an investment advisor or principal underwriter that directly or indirectly  controls,  is controlled by, or is under common control with the advisor or principal underwriter of the fund;


     o an  officer  of the  investment  company,  or a person  that  would be an investment company but for the exclusions  provided by sections 3(c)(1) and

     3(c)(7) of the 1940 Act,  having the same  investment  advisor or principal underwriter  as the fund or  having  an  investment  advisor  or  principal underwriter that directly or indirectly  controls,  is controlled by, or is under common control with the advisor or principal underwriter of the fund;

     the advisor or principal underwriter of the fund; an officer of the advisor or principal underwriter of the fund;


     o a person  directly or  indirectly  controlling,  controlled  by, or under common control with the advisor or principal underwriter of the fund; or


     o an officer of a person directly or indirectly controlling, controlled by,

     or under common  control with the advisor or principal  underwriter  of the fund.


Compensation of Directors




The fund pays those  Directors who are not officers or employees of AUL a fee of

$7,500 per year plus $1,000.00 per board meeting  attended.  The Chairman of the

Board is paid an  additional  $5,000  per  year.  A  Chairman  of any  chartered committee of the Board is paid an additional $1,000 per year. Each member of any chartered  committee of the Board is paid

$450 per committee meeting attended. The fund also pays travel expenses incurred by Directors to attend Board meetings. During the fiscal year ended December 31,

2006,  the fund paid  fees  aggregating  $66,200  to all  Directors  who are not officers or employees of the fund. AUL pays all salaries,  fees, and expenses of any Director or  Executive  Officer of the fund who is an officer or employee of

AUL and the fund makes no  payments to such  Persons.  As of the end of the 2005 fiscal year,  the officers and  directors,  as a group,  have no interest in any contracts  which  would  entitle  them  to  give  voting  instructions  for  any portfolio.  Neither the fund nor AUL accrues pension or retirement benefits as a part of fund  expenses,  and  Directors of the fund are not entitled to benefits upon retirement from the Board of Directors.







                                                            Compensation Table+


Name of Person, Position                       Aggregate Compensation                    Total Compensation

                                               from Fund*                                from Fund and Fund

                                                                                         Complex Paid to Directors*

-------------------------------------       -------------------------------             ---------------------------------


Stephen J. Helmich                            $ 12,400                                $ 12,400

James W. Murphy                                 11,500                                  11,500

Donald J. Stuhldreher                           16,500                                  16,500

Gilbert F. Viets                                12,400                                  12,400

Jean L. Wojtwoicz                               13,400                                  13,400





+Only  Directors who are not officers or employees of AUL are compensated by the

Fund.




*Represents  total  fees  paid by the fund to each  Director  indicated  for the calendar year ended December 31, 2006.







Principal Holders and Management Ownership of Securities


As of January 1, 2007,  the Directors  and Executive  Officers of the fund, as a group, owned variable  contracts that entitled them to give voting  instructions with  respect to less than one  percent of the  shares of any  portfolio  of the fund.




As of  January 1,  2007,  the Fund's  records  showed  that the  Archdiocese  of

Indianapolis  owned 50%, the Lakes Region Mental Health,  Inc. owned 29% and the

North Central  Cooperative,  Inc.  owned 7.9% shares of the Socially  Responsive portfolio, each owning more than 5% of any class of the Fund's shares.




The Investment Advisor



American  United  Life  Insurance  Company  (R)  serves as  advisor  to the fund pursuant to an Investment  Advisory Agreement (the Agreement) between it and the fund.  The  advisor is  responsible  for  administering  affairs of the fund and supervising  the  investment  program  for the  portfolios  in  accordance  with applicable  laws and  regulations.  The advisor  also  furnishes to the Board of

Directors,  which has overall responsibility for the business and affairs of the fund, periodic reports on the investment performance of each portfolio.



At the fund's request, the advisor provides,  without charge, personnel (who may also serve as  officers  of the fund) to render  certain  clerical,  accounting,

administrative  and other  services to the fund as may be requested.  Also,  the advisor furnishes to the fund, without additional  charge,  such  administrative and management supervision and office facilities (which may be the advisor's own offices) as the advisor may believe  appropriate  or as the fund may  reasonably request.  However,  the fund may also hire its own  employees  and  contract for services to be performed by third parties.




The fund pays the advisor a fee for its services under the agreement based on an annual  percentage of the average daily net assets of each  portfolio.  The fund pays the advisor a monthly  fee at an annual rate of 0.50% of the average  daily net assets for each of the Value portfolio, Investment Grade Bond portfolio, and

Asset Director  portfolio;  0.40% for the Money Market portfolio;  and 0.70% for the Socially Responsive portfolio.  For the years ended December 31, 2006, 2005,

and 2004, respectively, the advisor was entitled to receive (or did receive) the

following  advisory  fees  from  the  portfolios:   $1,920,467,  $1,692,946  and

$1,131,503,  from the Value portfolio;  $667,326, $711,436 and $632,664 from the

Investment Grade Bond portfolio;  $838,681, $777,401 and $783,549 from the Money

Market  portfolio;  $1,360,037,  $1,084,955 and $903,505 from the Asset Director portfolio;  and $18,507 from the Socially Responsive  portfolio which commmenced operations March 31, 2006.


The advisor  conducts a conventional  life insurance and annuity  business,  and manages  pension and other  accounts.  As of December 31, 2006,  the  OneAmerica

Financial  Partners,  Inc.  enterprise,  in which the advisor is a partner,  had assets of $18,491.3 million and had equity of $1,222.7 million.  The advisor is registered with the SEC as an investment  advisor.  Such  registration  does not involve supervision by the SEC over investment advice.


The agreement with the advisor,  dated March 8, 1990, was originally approved by a majority of the fund's  directors,  including a majority of the  directors who are not parties to the  agreement or  interested  persons of any such party (the

"Independent  Directors").  Subsequently,  on May 10, 1991,  the  agreement  was approved by a majority of each portfolio's  shareholders at a meeting called for the  purpose  of  voting on the  approval  of the  agreement.  From year to year thereafter,  the agreement  will continue in effect with respect to a portfolio,

provided  such  continuance  is  approved  at  least  annually  by the  Board of

Directors  or by vote of a majority  of the  holders of the  outstanding  voting securities of the portfolio
and a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The agreement will terminate automatically in the event of its  assignment,  and it may be  terminated  without  penalty on sixty  days'

written notice by the Board,  or pursuant to a majority vote, in accordance with the 1940 Act, of the persons entitled to vote in respect to the portfolio.


The Board of Directors most recently approved the agreement at a meeting held on

February  23, 2007.

Fund Administration Agreement


The Fund has entered  into an  agreement  with the Bank of New York (the "Bank")

whereby the bank has agreed to provide  certain  administrative  services to the

Fund.  The Bank has agreed to monitor and document  compliance  by the Fund with its policies and restrictions contained in its prospectus; monitor federal share registration  requirements;  participate  in  updating  the Fund's SEC  filings;

coordinate  the  preparation,  filing,  printing and  dissemination  of periodic shareholder reports; prepare certain tax returns and monitor compliance with the

Internal  Revenue  Code;  prepare  statistical  reports for outside  information services; determine dividend and capital gains distributions;  and, make initial response to inquiries from the SEC and other  regulatory  authorities and advise the Fund of such inquiries.




In return  for the  services  provided  by the Bank,  the Fund will pay the Bank

0.03% (0.025%  effective  April 1, 2006),  per annum, on the first $1 billion of assets of the Fund and 0.02% on the  excess.  There is a minimum  annual  fee of

$35,000 per  portfolio.  The fees paid to the Bank under this  agreement for the years  ended  December  31,  2006,  2005 and 2004 were  $321, 273, $293,358 and

$232,948, respectively




Transfer Agent Agreement


The Fund has entered into an agreement  with Unified Fund  Services  ("Unified")

whereby  Unified has agreed to provide  certain  transfer  agent services to the

Fund.  Unified  has agreed to  maintain  complete  shareholder  records for each

Portfolio;   process  all  purchase  and  redemption  orders  of  a  Portfolio's shareholders  in accordance  with its current  prospectus;  process  redemption,

exchange  and transfer  requests  upon  telephone  instructions  from  qualified shareholders;  support the processing of shareholder transactions,  commissions,

and other  functionality  that may be offered  through  NSCC as an optional  and additional transfer agency service; provide rebalancing, asset allocation models and  performance  measurement  as an optional  and  additional  transfer  agency service; and to act as the Fund's dividend disbursement agent.




In return for the services provided by Unified, the Fund will pay Unified $16.80 per year for each  Equity/Bond  portfolio  and  $20.00  per year for each  Money

Market portfolio.  There is a minimuum annual fee of $10,000 per portfolio.  The agreement  was  effective  April 1,  2006.  The fees paid to Unifed  under  this agreement for the year ended December 31, 2006 were $41,584.  There were no fees paid under this agreement for the years 2005 and 2004.




Fund Accounting Agreement


The Fund has entered  into an  agreement  with the Bank of New York (the "Bank")

whereby the Bank has agreed to provide certain accounting  services to the Fund.

The Bank has agreed to  maintain  all  accounting  records of the Fund;  monitor outstanding  share  balances of each  Portfolio;  price all  securities  in each

Portfolio  according to instructions  provided by the Fund;  determine the daily

accrual  rates  for  any  Money  Market   portfolios;   reinvest  capital  gains

distributions  and  dividend   distributions  paid  by  the  Fund  according  to

instructions  provided  by the  Fund;  and  provide  net asset  values  for each portfolio on a daily basis.




In return  for the  services  provided  by the Bank,  the Fund will pay the Bank

0.0325%,  per annum,  on the first $1 billion of assets of the Fund and 0.03% on the excess.  There is a minimum  annual fee of $30,000 per  portfolio.  The fees paid to the Bank under this  agreement  for the years ended  December  31, 2006,

December 31, 2005, and December 31, 2004 were  $369,706,  $357,503 and $288,898,

respectively, which includes a monthly multi-class fund charge.




Custody Agreement


The Fund has entered  into an  agreement  with the Bank of New York (the "Bank")

whereby the Bank has agreed to provide certain custody services to the Fund. The

Bank has agreed to segregate,  keep and maintain the assets of the Fund separate and apart; establish and maintain separate accounts, in the name of each series;

credit moneys received by it for the account of the Fund;  furnish the Fund with confirmations and a summary, on a per Series basis, of all transfers to and from the  account  of the  Fund for a  Series;  collect  all  income,  dividends  and distributions  due or payable;  give notice to the Fund and present  payment and collect the amount payable upon such  Securities  which are called;  present for payment and collect the amount  payable upon all Securities  which mature;  hold directly,  or through the Book-Entry  System or the  Depository,  all rights and similar  securities  issued with respect to any Securities held by the Custodian for such Series; and deliver all proxy materials to the Fund.




In return  for the  services  provided  by the Bank,  the Fund will pay the Bank

0.001%, per annum, on the first $100 million of the net asset value of portfolio securities  and  0.0005%  on the  excess.  The fees paid to the Bank  under this agreement for the years ended December 31, 2006, December 31, 2005, and December

31, 2004 were $106,250, $98,808 and $85,348, respectively.




Rule 12b-1 Plan


Under a plan of distribution and service  pertaining to the Advisor Class shares adopted by the fund in the manner  prescribed  by Rule 12b-1  under the 1940 Act

("Plan"),  the  fund
pays   insurance   companies,   broker-dealers,   banks,   plan   sponsors   and

recordkeepers,   and  other  financial  institutions   ("Authorized  Firms")  an

aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio

(the "Plan Fee"), as compensation or reimbursement  for services rendered and/or expenses  borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm. The plan will be operated as a compensation plan.


AUL uses the Plan Fee to pay Authorized Firms for distribution-related  services and other investor  services that the  Authorized  Firms provide with respect to the Advisor Class shares.  These services  include,  but are not limited to, the following:  (1) the printing  and mailing of fund  prospectuses,  SAIs,  related supplements and shareholder reports to current and prospective  contract owners,

(2)  the  development  and  preparation  of  sales  material,   including  sales

literature, relating to Advisor Class shares, (3) the provision of materials and activities  intended  to educate and train  Authorized  Firms'  sales  personnel concerning  the funds and Advisor Class shares,  (4) obtaining  information  and providing  explanations  to  contract  owners  concerning  the  funds,  (5)  the compensation  of Authorized  Firm sales  personnel with respect to services that result in the sale or retention of Advisor  Class  shares,  (6) the provision of personal  services and/or account  maintenance  services to contract owners with respect to insurance  company separate  accounts that hold Advisor Class shares,

(7) the financing of other  activities  that the board  determines are primarily intended  to  result  in the sale of  Advisor  Class  shares,  (8) the  receipt,

aggregation  and  processing  of  purchase,  exchange and  redemption  orders of beneficial  owners of Advisor Class shares,  (9) the provision of sub-accounting services for Advisor Class shares  beneficially held, and (10) the processing of dividend payments for Advisor Class shares beneficially held.


The Board of Directors  reviews  annually the Plan and  corresponding  expenses.

Among other things,  the Plan provides that (1) any person  authorized to direct the  disposition  of the monies paid or payable by the fund pursuant to the Plan will  submit  to the Board of  Directors  at least  quarterly,  and the Board of

Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such  expenditures  were made, (2) the Plan will continue in effect  only so long as it is approved at least  annually,  and any  material amendment  thereto  is  approved,  by the  Board  of  Directors,  including  the

Independent  Board  Members,  acting  in person  at a  meeting  called  for that purpose, (3) distribution-related  payments by the fund under the Plan shall not be  materially  increased  without  the  affirmative  vote of the  holders  of a majority of the outstanding Advisor Class shares, and (4) while the Plan remains in effect,  the  selection and  nomination of Directors who are not  "interested persons" of the fund shall be committed to the  discretion  of the Directors who are not "interested persons" of the fund.


In approving the Plan for the fund,  the Board of Directors  considered  all the features of the  distribution  and service  plan for the Advisor  Class  shares,

including (1) the expectation  that Advisor Class shares would be sold primarily to the  separate  accounts  of  insurance  companies,  (2)  the  expenses  those insurance  companies  were likely to incur in marketing  Advisor Class shares to the  owners of  contracts  issued by their  separate  accounts,  (3) the need to encourage those insurance  companies to educate their agents concerning the fund and to compensate  their agents for selling  Advisor  Class shares,  and (4) the need to encourage  those  insurance  companies to educate their contract  owners concerning the fund and to provide personal and account maintenance  services to contract owners with respect to the fund's Advisor Class shares  attributable to their accounts.


Investment Advisor Proxy Voting Policies and Procedures


To the extent any client portfolio owns voting  securities,  the Advisor will be confronted with proxy voting decisions.  The Advisor is intent on protecting the rights and investments of its clients,  and plans to vote all proxy proposals in such a manner to achieve these goals. It is the intent of the Advisor that proxy proposals are voted in such a manner that  enhances the  long-term  viability of the companies  held in each  portfolio  while also being in the best interest of the Advisor's clients.


The Advisor will provide a copy of its Policies and  Procedures  to clients upon request.  Clients  may also  request  information  regarding  how the Fund voted proxies relating to portfolio  securities during the most recent 12-month period ended June 30. This information is available  without charge,  upon request,  by calling the toll free number  found on the cover page of the  prospectus  and on the Securities and Exchange Commission's website at http://www.sec.gov.


The Investment  Division of AUL is  responsible  for overseeing the proxy voting

process.  Its  responsibilities   include  determining  potential  conflicts  of

interest, voting the proxies, and maintaining records and proxies voted.

Procedures


Client  Direction.  AUL,  when the advisory  contract  calls for it or if AUL is otherwise directed, will vote as instructed by the client.


Process of Voting Proxies.


Transmit Proxy to the Advisor.  When the Advisor receives a proxy statement from a  company  whose  voting  securities  are held in a client  account,  the proxy materials are forwarded to the Investment Division of AUL.


Conflict of Interest.  Each proxy is reviewed by the Investment  Division of AUL to assess  the  extent to which  there may be a material  conflict  between  the

Advisor's  interests or the interests of any affiliated party of the Advisor and the interests of a client.  In the event that a material  conflict  arises,  the

Advisor will either:


     a.   Disclose   such   conflict  of  interest  to  its  client  and  obtain

          ratification from the client after voting the proxy; or

     b.   Vote such proxy based upon the recommendations of an independent third party, such as a proxy voting service.


          In the event a proxy vote presents a conflict between the interests of a client,  an affiliated  person of the Advisor,  or the Advisor,  all such conflicts will be documented.  Any material conflicts of interest that arise must be resolved  in the best  interests  of the  Advisor's clients.


Vote.  Generally,  all proxies of an  individual  company are voted in a similar manner.  All  proxies  are  voted and  returned  to the  designated  shareholder services company in a timely manner.


Review.  Typically,  most proxies  contain a combination of issues  presented by either the management of the portfolio company or individual  shareholders.  The

Advisor reviews proposals from corporate management and individual  shareholders and  determines,  to the best of its ability,  how each proposal will affect the viability  of the  company and the  interests  of its  shareholders.  Generally,

shareholder  interests are enhanced  when a company  adopts  proposals  that can

further  strengthen  its  business  operations,   while  maintaining   corporate

integrity.   All  proposals  will  be  reviewed  from  a  long-term   investment

perspective.


When voting  proxies,  the Advisor often finds  proposals that are similar among various  portfolio  companies.  However,  care is taken so that each proposal is reviewed  on its own  merits.  Slight  nuances in the  wording or content of the proposal could alter the ultimate voting decision.


Abstention. Generally, the Advisor will not vote proxies in abstention.


Compliance  Oversight.  The Chief Compliance  Officer of the Investment  Advisor

will periodically reconcile some or all proxies received against holdings on the record date of client  accounts  over which the Advisor has voting  authority to ensure  that all  voting  securities  held on the record  date,  and for which a voting obligation exists, are voted.


Recordkeeping


The Advisor will maintain records and proxies voted pursuant to Rule 204-2 under the Advisors  Act. The proxy voting books and records will be  maintained  in an easily  accessible place for a period of no less than five years from the end of the fiscal year during  which the last entry was made on such  record,  with the first two years in the offices of the Advisor.  As required by Rule  204-2(c) of the Advisors Act, such records will include:


     a.   a copy of all proxy voting policies and procedures;


     b.   proxy statements  received  regarding client  securities (which may be satisfied  by  relying on  retrieval  from the SEC's  Electronic  Data

          Gathering,  Analysis,  and Retrieval  (EDGAR)  system or a third party provided  that the third party  undertakes  to provide a copy promptly upon request);


     c.   a record of each vote cast by the Advisor;


     d.   a copy of any  document  created by the Advisor  that was  material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and


     e.   a copy of each written client request for proxy voting records and any written  response  from the Advisor to any  (written  or oral)  client request for such records.


Listed  below  are some  common  proposals  that  could be  presented  either by corporate management or from individual  shareholders.  Although the Advisor has general  policies,  final votes are  determined by the specific  wording of each proposal.


Management Proposals


Board of Directors.  Nominations in Uncontested Elections. The Advisor typically votes for  reinstating  directors  to the board of the  portfolio  company.  The primary  exception would involve  situations where the board clearly misused its position and repeatedly made  questionable  decisions that had a negative impact on the company's shareholders.


Auditors. The Advisor typically votes to reinstate the auditors of the portfolio company for another year. The primary  exception would involve  situations where the  auditors  have  failed  to give  proper  or  ethical  advice  to  corporate management and the board of directors.


Mergers and Acquisitions.  The Advisor typically votes for mergers and corporate restructurings  if it is believed  that such changes are in the best interest of the shareholders. Important considerations would include, but not be limited to,

determining  if a premium is priced into the merger  transaction,  analyzing the financial  strength of the surviving  entity,  considering  the specifics of the merger  exchange  (cash,  share  transfer,  combination  of cash and shares,  or another method), and calculating any potential tax liability.


Corporate  restructurings  and  spin-offs  require an analysis  of the  proposed financials of each entity after the  restructuring  has  occurred,  as well as a consideration  of any tax  consequences.




The Advisor typically votes against  anti-takeover  measures because the Advisor believes that, while these measures are usually constructed to benefit corporate management,  they tend to negatively impact the shareholders' long-term returns.

Such proposals would include  staggered  boards,  shareholder  rights plans, and change of control agreements.




Changes in Capital  Structure.  Corporate  management  will,  at times,  propose increases or  decreases  of common and  preferred  stock  issuance.  The Advisor typically votes against the issuance of preferred  stock,  especially if it is a convertible  issue.  That would  ultimately  dilute the  interests of the common shareholders.


The final voting decision with regard to the issuance of common stock depends on the intended use of the newly issued shares.

Proxy Contests.  Proxy contests can exist when a disgruntled  shareholder  group attempts to secure board  positions or an acquirer is waging a hostile  takeover attempt.  In these  situations,  the Advisor will analyze the proposals from the incumbent  management  and those parties  contesting  the director  nominations.

Based on the  information  available  at the time of the proxy  vote,  it is the intent  of the  Advisor  to vote for  those  nominees  that  have  the  greatest likelihood of enhancing shareholder investments.


Shareholder Proposals


Executive  Compensation.  The Advisor is fully aware that it is crucial for each portfolio company's ultimate success to attract and retain qualified  employees.

The Advisor tends to have a negative opinion of stock option plans, pay packages and severance  arrangements  that only benefit upper  management  while diluting shareholders  and creating an  ever-widening  pay disparity within the portfolio company.  The  Advisor is much more  inclined  to approve  proposals  having the intent to reward and provide incentives for all employees of the company.


Social and Corporate Responsibility.  Social and corporate responsibility issues are usually  brought to vote by  shareholders.  Each proposal tends to be unique either in its subject or in how it is worded.  Because of the uniqueness of each proposal,  the  Advisor  does not have a  hard-and-fast  policy  as to how these proposals are voted. The Advisor  believes company  management has an obligation to fulfill its social and corporate responsibilities.  Many times companies have already, in the normal course of business, addressed the issues brought forth in the proposal.  If such is the case,  management will document their processes in the proxy statement, and the Advisor will vote against the shareholder proposal.

Some   shareholder   proposals  may  be  considered  too  cost   prohibitive  or

unreasonable in nature. Typically the Advisor will vote against these proposals.


Cumulative  Voting.  The  Advisor  typically  votes  against  cumulative  voting proposals.



                                  Fund Expenses


General Expenses of the Fund


The Fund is  responsible  for  bearing all costs of its  operations.  Such costs include fees to the advisor,  shareholder  servicing costs,  directors' fees and expenses,  legal and auditing  fees,  custodian  fees,  registration  fees,  and others.  Fund expenses directly  attributable to a portfolio are charged to that portfolio; other expenses are allocated proportionately among all the portfolios either in  relation  to the net  assets  of each  portfolio  or by an  equitable division of such expenses if the net asset basis is inequitable.


The advisor has  currently  agreed to reduce its fee with respect to a portfolio to the extent necessary to prevent the portfolio's  ordinary  operating expenses attributable to Class O shares from exceeding 1.00% for the Value, Money Market,

Investment Grade Bond, and Asset Director  portfolios and 1.20% for the Socially

Responsive  portfolio;  and Advisor  Class shares from  exceeding  1.30% for the

Value,  Money Market,  Investment Grade Bond, and Asset Director  portfolios and

1.50% for the Socially  Responsive  portfolio,  of the portfolio's average daily net  assets  during  the  year.


In the event that this fee  arrangement is insufficient to prevent a portfolio's aggregate  ordinary  operating  expenses  attributable  to Class O  shares  from exceeding  these limits,  the advisor has further agreed to assume a portfolio's expenses to the extent  necessary  to limit such  expenses.  Ordinary  operating expenses include the advisory fee but do not include interest,  taxes, brokerage commissions  and other  transactional  expenses  and, if any,  legal  claims and liabilities,  litigation costs and  indemnification  payments in connection with litigation, and other extraordinary expenses.


If the  advisor has  reduced  its fee with  respect to a portfolio  in any given year,  in any of the  next  three  succeeding  years in  which  the  portfolio's ordinary  operating  expenses do not exceed 1.00% or 1.20% and 1.30% or 1.50% of average daily net assets  attributable to Class O and Advisor Class shares,  the advisor's  fee will be  increased  with  respect to that  portfolio by an amount equal to any prior fee reduction; provided that such fee increase does not cause the  portfolio's  expenses  to exceed  1.00% or 1.20% and 1.30% or 1.50% in that year.  The advisor may terminate the policy of reducing its fee and/or  assuming fund  expenses  upon 30 days written  notice to the fund and such policy will be

terminated   automatically  by  the  termination  of  the  Investment   Advisory

Agreement.

               ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS


The Value Portfolio




The  day-to-day  management  of the Value  portfolio  is the  responsibility  of

Kathryn  Hudspeth,   CFA,  Vice  President,   Equities.  Ms.  Hudspeth  is  also

responsible for the joint management of the OneAmerica Asset Director portfolio,

which  had  net  assets  of  $300  million  on  12/31/2006.   She  also  manages

approximately  $37 million in net assets of AUL's general account.  Ms. Hudspeth beneficially owns between $500,001 and $1,000,000 of the Fund.




Ms.  Hudspeth  receives a fixed  base  salary and  participates  in a  strategic flexible  compensation plan available to officers of the Investment Adviser. The plan pays variable compensation based primarily on company financial performance with a  small  percentage  based  on  her  meeting  personal  goals  related  to supervisory  and  administrative  tasks  appropriate to her position  within the

company.  She  also  participates  in  an  incentive   compensation  plan  which

compensates her for exceeding the one an three year benchmark returns of a broad based  index  (e.g.,  S&P 500) as set  forth in the total  returns  table in the

Fund's  prospectus,  though other  benchmarks may be used as well).


The Investment Grade Bond Portfolio




The  day-to-day  management  of  the  Investment  Grade  Bond  portfolio  is the responsibility  of a portfolio  management  team.  The team includes the current team leader,  Matthew Hall, CFA, Investment Officer,  Corporate Securities.  Mr.

Hall is also  responsible  for the  joint  management  of the  OneAmerica  Asset

Director portfolio, which had net assets of $300 million on 12/31/2006. Mr. Hall beneficially owns none of the Fund.









Edward Zhou and David McConaha,  both Research Analysts, are also members of the portfolio  management team. They are responsible for the joint management of the

OneAmerica  Asset  Director  portfolio,  which had net assets of $300 million on

12/31/2006. Mssrs. Zhou and McConaha beneficially own none of the Fund.


Mssrs. Hall, Zhou and McConaha receive a fixed base salary and each participates in an incentive compensation plan which compensates each for exceeding benchmark returns  for one and three year time  periods  of a peer  group of  intermediate maturity investment grade bond mutual funds.


Kent Adams, CFA, Vice President, Fixed Income Securities is also a member of the portfolio  management  team.  Mr.  Adams  is  also  responsible  for  the  joint management of the OneAmerica Asset Director  portfolio,  which had net assets of

$300 million on  12/31/2006.  He oversees the  management  of  approximately  $7 billion in net assets in AUL's  general  account.  Mr. Adams  beneficially  owns between $100,000 and $500,000 of the Fund.



Mr. Adams receives a fixed base salary and participates in a strategic  flexible compensation plan available to officers of the Investment Adviser. The plan pays variable  compensation  based primarily on company financial  performance with a small  percentage  based on him  meeting  personal  goals  related to  exceeding benchmark  returns  for one and three year time  periods of a credit  bond index fund,  exceeding  benchmark  returns for one and three year time  periods of two mortgage backed securities index funds,  exceeding benchmark returns for one and three  year time  periods of a peer group of  intermediate  maturity  investment grade bond mutual funds,  maintaining  an  acceptable  proportion of lower rated bonds to total  bonds,  and  administrative  tasks  appropriate  to his position within the company. He also participates in an executive retirement plan that is not related to his  portfolio  manager  responsibilities  and is not tied to any fund performance standards.








John Mason,  CFA,  Vice  President,  Marketable  Bonds,  is also a member of the portfolio  management team. Mr. Mason is responsible for the joint management of the OneAmerica Asset Director portfolio, which had net assets of $300 million on

12/31/2006.  He also  manages  approximately  $3  billion in net assets in AUL's general account.  Mr. Mason beneficially owns between $10,000 and $50,000 of the

Fund.






Mr. Mason receives a fixed base salary and participates in a strategic  flexible compensation plan available to officers of the Investment Adviser. The plan pays variable  compensation  based primarily on company financial  performance with a small  percentage  based on him meeting his personal  goals related to exceeding benchmark  returns  for one and three year time  periods of a credit  bond index fund,  maintaining an acceptable proportion of lower rated bonds to total bonds,

and administrative tasks appropriate to his position within the company. He also participates  in an  incentive  compensation  plan  which  compensates  him  for exceeding  benchmark returns for one and three year time periods of a peer group of intermediate maturity investment grade bond mutual funds.


The incentive plan for the portfolio  management  team compares the  Portfolio's performance to the  performance of a peer group,  which is defined as a universe of intermediate maturity,  investment grade bond funds derived from Morningstar.

The plan will also contain other criteria unrelated to the portoflio.




The indices  used in the  officer's  flexible  compensation  plan are the Lehman

Brothers  U.S.Credit Bond Index, the Lehman Brothers U.S. Agency Bond Index, and

the Lehman Brothers U.S. Mortgage Backed Securities Index.



The Asset Director Portfolio


The  day-to-day  management  of  the  Asset  Director  portfolio  is  the  joint responsibility of Kathryn Hudspeth, Vice President,

Equities, and the Investment Grade Bond portfolio management team.


The Socially Responsive Portfolio




The  day-to-day  management  of the  Portfolio  is the joint  responsibility  of

Kathryn Hudspeth,  CFA, Vice President,  Equities, and Erik Leighton,  Assistant

Equity Portfolio Manager. Mr. Leighton has been a member of the equity portfolio management  team  since the  Portfolio's  inception  and has been with AUL since

2001. After obtaining his MBA, he worked as a research analyst  providing equity analysis and economic  information for the OneAmerica Value and OneAmerica Asset

Director  portfolios.  Prior to his involvement with the Investment  Advisor, he worked as Director of Management  Training for NBD Bank. Mr. Leighton receives a fixed base salary. He also participates in an incentive  compensation plan which compensates  him for  exceeding the one-year  benchmark  return of a broad based index (e.g., S&P 500),  though other benchmarks may be used as well. Part of the plan is also dependent on him meeting  personal goals related to  administrative tasks  appropriate  to his position  within the company.  He  beneficially  owns between $10,000 and $50,000 of the Fund.




Potential Conflicts of Interest


Some securities considered for investment by the Advisor may also be appropriate for the Advisor's  general  account as well as for other accounts  served by the

Advisor.  If a purchase or sale of  securities  consistent  with the  investment policies of a portfolio and one or more of these accounts  served by the Advisor is  considered  at or about the same time,  it is the  policy of the  Advisor to aggregate  the  trades  in order to  assist  with its  obligation  to seek  best execution for its clients. It is also the policy of the Advisor not to favor any one account or  portfolio  over  another in the event that  security  trades are aggregated. Any purchase or sale orders executed contemporaneously are allocated at the  average  price  and as  nearly  as  practicable  on a pro rata  basis in proportion  to the amounts  desired to be  purchased  or sold by each account or portfolio.  However,  additional  factors will also be taken into  consideration when determining  proper share allocation,  so that the final allocation may not be based solely on a pro rata  calculation.  These factors include,  but are not limited to, the following:


1)       Percentage of the trade executed

2)       Total number of shares traded

3)       Cash flow issues for each portfolio

4)       Equity allocation for each portfolio prior to trade execution

5)       Targeted stock allocation for each portfolio prior to trade execution


While  it is  conceivable  that in  certain  instances  these  procedures  could adversely  affect  the  price or  number  of  shares  involved  in a  particular portfolio transaction, it is believed that these procedures generally contribute to better overall execution.


The Advisor's Investment Sub-Committee reviews all discretionary trades executed on behalf of advisory clients (with the exception of the OneAmerica  Foundation.

Oversite  of  Foundation  trades  are  the   responsibility  of  the  OneAmerica

Foundation Trustees). All pencil tickets, which depict both the original and the final share allocations for each portfolio, are reviewed by the Chief Compliance

Officer of the Fund.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE


Brokerage and Research Services


The  portfolios  generally  pay a fee or incur an  expense  in  connection  with effecting transactions in securities.  Equity transactions typically involve the payment  by a  portfolio  of  brokerage  commissions.  Such  commissions  may be negotiable and may vary among different  brokers.  Also, a particular broker may charge  different  commissions  according to such factors as the  difficulty and size of the transaction.  There is generally no stated commission in the case of fixed-income  securities,  most of  which  are  traded  in the  over-the-counter markets,  but the price paid by a  portfolio  usually  includes  an  undisclosed dealer  commission or mark-up.  In underwritten  offerings,  the price paid by a portfolio  includes a disclosed,  fixed  commission or discount  retained by the underwriter or dealer.


The advisor places orders for the purchase and sale of portfolio  securities for a  portfolio  through a  substantial  number  of  broker-dealers.  In  executing transactions,  the  advisor  will  attempt  to obtain the best  execution  for a portfolio  taking into account such factors as price  (including  the applicable brokerage commission or dollar spread),  size of order, the nature of the market for the security, the timing of the transaction, the reputation,  experience and financial stability of the broker-dealer  involved,  the quality of the service,

the difficulty of execution and  operational  facilities of the firms  involved,

and the firm's risk in positioning a block of securities. In effecting purchases and sales of portfolio  securities  for the account of a portfolio,  the advisor may pay  higher  commission  rates than the lowest  available  when the  advisor believes it is  reasonable  to do so in light of the value of the  brokerage and research services provided by the  broker-dealer  effecting the transaction,  as described below.







For many  years,  it has  been a  common  practice  in the  investment  advisory business for advisors of investment
companies and other  institutional  investors to receive research  services from broker-dealers  which  execute  portfolio  transactions  for the clients of such advisors.  Consistent  with this  practice,  the advisor  may  receive  research services  from many  broker-dealers  with  which the  advisor  places  portfolio transactions.  These  services,  which in some cases may also be  purchased  for cash,  include such matters as general  economic  and security  market  reviews,

industry and company reviews, investment software and databases,  evaluations of securities, and recommendations as to the purchase and sale of securities.  Some of these services may be of value to the advisor in advising its various clients

(including the fund),  although not all of these services are necessarily useful and of value in managing the fund.  The  management  fee paid by the fund is not reduced because the advisor and their affiliates receive such services.


As  permitted  by Section 28 (e) of the  Securities  Exchange  Act of 1934,  the

advisor may cause the fund to pay a broker-dealer, which provides "brokerage and research  services"  (as  defined  in that  Act) to the  advisor,  an  amount of disclosed  commission  for effecting a securities  transaction  in excess of the amount  of  commission  which  another  broker-dealer  would  have  charged  for effecting that transaction.




During the fiscal years ended December 31, 2006,  2005, and 2004,  respectively,

brokerage commissions in the amount of $75,045, $83,656 and $99,169 were paid by the advisor for transactions in the Value portfolio,  and brokerage  commissions in the amount of  $40,529,  $39,151  and  $59,335  were paid by the  advisor for transactions involving the Asset Director portfolio. During the fiscal year 2006 and 2005,  brokerage  commission in the amount of $341 and $387 were paid by the

Advisor for  transactions  in the Investment  Grade Bond  portfolio.  During the fiscal year ended  December 31,  2006,  brokerage  commissions  in the amount of

$3,780 were paid by the  Advisor for  transactions  in teh  Socially  Responsive portfolio.  There were no  brokerage  commissions  paid for by the Money  Market portfolio  during  these  periods.  The  aggregate  net  dollar  value of equity transactions (net of commissions and SEC charges) on which brokerage commissions were paid for the years ended December 31, 2006,  2005, and 2004,  respectively,

were  as  follows:  $74,355,549,  $93,310,146  and  $79,192,435  for  the  Value

portfolio,  $1,232,814,   $1,400,086  and  $0  for  the  Investment  Grade  Bond

portfolio,  $40,720,336,  $43,383,130  and  $45,166,372  for the Asset  Director

portfolio, and $3,970,614, for the year ended December 31, 2006 for the Socially

Responsive  portfolio.  Some  of  the  broker-dealers  through  which  brokerage transactions were executed provided research services to AUL.




Portfolio Turnover


For reporting purposes, each portfolio's turnover rate is calculated by dividing the value of the lesser of purchases or sales of  portfolio  securities  for the fiscal year by the monthly average of the value of portfolio securities owned by the portfolio  during the fiscal year. In determining  such portfolio  turnover,

all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year. The turnover rate for each of the  portfolios  that had  investment  operations  during the  periods  shown is listed in the section titled "Financial Highlights" in the prospectus.


The turnover rate for each of the portfolios  will vary from year to year,  and,

depending on market conditions,  turnover could be greater in periods of unusual market movements and volatility.  A higher turnover rate would result in greater brokerage  commissions  or other  transactional  expenses  which  must be borne,

directly  or  indirectly,  by a  portfolio  and  ultimately  by the  portfolio's shareholders.

                             Performance Information


The Fund may, from time to time,  include the yield and  effective  yield of the

Money Market  portfolio,  the yield of the remaining  portfolios,  and the total return of all  portfolios in  advertisements  or sales  literature.  Performance information  for the  portfolios  will not be  advertised  or  included in sales literature  unless  accompanied  by  comparable  performance  information  for a

Separate Account to which the fund offers its shares.


Current yield for the Money Market  portfolio will be based on the change in the value  of a  hypothetical  investment  (exclusive  of  capital  charges)  over a particular  7-day period,  less a pro rata share of portfolio  expenses  accrued over  that  period  (the  "base  period"),  and  stated as a  percentage  of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure carried to at least the nearest hundredth of one percent.


"Effective  yield" for the Money Market  portfolio  assumes  that all  dividends received during an annual period have been reinvested. Calculation of "effective yield"  begins with the same "base  period  return" used in the  calculation  of yield,  which is then annualized to reflect weekly  compounding  pursuant to the following formula:


        Effective Yield = [(Base Period Return + 1)**365/7]-1




For the seven day period  ended  December 31,  2006,  the current  yield for the portfolio was 4.77% and the effective yield was 4.88%.




Quotations of yield for the remaining  portfolios  will be based on a particular

30-day (or one month) period ending on the date of the most recent balance sheet included in a post-effective  amendment to a registration  statement and will be calculated  by dividing the net  investment  income per share earned  during the period by the maximum offering price per share on the last day of the period, according to the following formula:

        YIELD    =  2[( ((a-b)/cd)+ 1)**6 - 1]


where:


        a = dividends and interests earned during the period,

        b = expenses accrued for the period (net of reimbursements),


        c = the average daily number of shares  outstanding  during the period that were entitled to receive dividends, and


        d = the maximum offering price per share on the last day of the period.

For the period  ended  December 31, 2006,  the yield for the  portfolios  are as follows:


Portfolio                               Class           Yield

-------------------------------------------------------------


Asset Director portfolio                Class O         2.34%

Asset Director portfolio                Advisor Class   2.02%

Investment Grade Bond portfolio         Class O         5.46%

Investment Grade Bond portfolio         Advisor Class   5.11%

Socially Responsive portfolio           Class O         0.50%

Socially Responsive portfolio           Advisor Class   0.11%

Value  portfolio                        Class O         1.17%

Value  portfolio                        Advisor Class   0.84%


Quotations of average  annual total return for a portfolio  will be expressed in terms  of the  average  annual  compounded  rate  of  return  of a  hypothetical investment in the portfolio's Class O shares, and the portfolio's Class O shares adjusted to reflect the Advisor Class 12b-1 fees for Advisor Class returns, over certain  periods that will include  periods of one,  five, and ten years (or, if less,  up to the life of the  portfolio),  calculated  pursuant to the following formula: P (1 + T)**n = ERV (where P = a hypothetical initial payment of $1,000,

T = the average  annual  total  return,  n = the number of years,  and ERV = the ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations of total return may also be shown for other periods.

All total  return  figures  reflect the  deduction  of a  proportional  share of portfolio  expenses  on an annual  basis,  and  assume  that all  dividends  and distributions are reinvested when paid. The average annual total return for each of the portfolios for the following periods ended December 31, 2006 was:




                                                                                              Since

                                                                                            Inception

                                                   One           Five            Ten      (if less than

Portfolio                                         Year          Years           Years       10 years)

---------                                         ----          -----           ------    --------------



Value Class O                                   13.54%         12.74%          12.61%           NA*

Value Advisor Class                             13.21%         12.40%          12.28%           NA**

Investment Grade Bond Class O                    3.82%          4.55%           5.57%           NA*

Investment Grade Bond Advisor Class              3.52%          4.26%           5.27%           NA**

Money Market Class O                             4.60%          1.99%           3.35%           NA*

Money Market Advisor Class                       4.29%          1.69%           3.05%           NA**

Asset Director Class O                          10.51%         10.52%          10.60%           NA*

Asset Director Advisor Class                    10.18%         10.23%          10.30%           NA**

Socially Responsive Class O                      NA***          NA***           NA***           NA***

Socially Responsive Advisor Class                NA***          NA***           NA***           NA***





*    commenced operations April 10, 1990


**   commenced  operations  on April  14,  2003;  returns  are  based on Class O returns, adjusted for 12b-1 charged by Advisor Class.


***  commenced operations on March 31, 2006.



Performance  information  for a portfolio  may be compared,  in  advertisements,

sales literature,  and reports to shareholders to: (1) the Standard & Poor's 500

Composite Stock Price Index ("S&P 500"),  Merrill Lynch 90 Day T-Bill Index, and

the Lehman  Aggregate  Index,  or other  indices that measure  performance  of a pertinent group of securities; (2) other groups of mutual funds tracked by other services,  companies,  publications  or persons who rank mutual funds on overall performance  or other  criteria;  and (3) the Consumer  Price Index (measure for inflation)  to  assess  the  real  rate  of  return  from an  investment  in the portfolio.  Unmanaged  indices  may assume the  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs and expenses.




Quotations  of yield or total  return  for the fund will not take  into  account charges and  deductions  against any  Separate  Account or Accounts to which the fund  shares  are sold or charges  and  deductions  against  the life or annuity contracts issued by AUL.


Performance  information  for any portfolio  reflects only the  performance of a hypothetical  investment in the portfolio  during the particular  time period on which the calculations are based.  Performance  information should be considered in light of the portfolio's  investment objectives and policies,  and the market conditions  during the given time  period,  and  should not be  considered  as a representation of what may be achieved in the future.

                                    Taxation


The  following  is a  summary  of  certain  United  States  federal  income  tax consequences  relating to the  ownership  of shares in the fund by the  separate accounts of American United Life Insurance Company(R) for the purpose of funding variable insurance  policies.  Unless otherwise stated,  this summary deals only with the  status of each  portfolio  as a  regulated  investment  company  under

Subchapter M of the Internal  Revenue Code (the "Code") and the  application  of the  diversification  rules under  section  817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences,  including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United

States.  This summary is based on the Code,  United States Treasury  regulations

thereunder  (the  "Treasury   Regulations")  and   administrative  and  judicial

interpretations  thereof,  as of the date  hereof,  all of which are  subject to change,  possibly  on a  retroactive  basis.  Any such  changes  may be  applied retroactively  in a  manner  that  could  cause  the  tax  consequences  to vary

substantially  from  the  consequences   described  below,   possibly  adversely

affecting a beneficial owner of the fund.


PROSPECTIVE  INSURANCE COMPANY  SHAREHOLDERS ARE URGED TO CONSULT THEIR ADVISERS

WITH REGARD TO THE TAX CONSEQUENCES OF THE PURCHASE,  OWNERSHIP,  OR DISPOSITION

OF INTERESTS IN THE FUND, AS WELL AS THE TAX CONSEQUENCES ARISING UNDER THE LAWS

OF ANY STATE, FOREIGN COUNTRY, OR OTHER TAXING JURISDICTION.


Federal Income Tax Status


Each  portfolio  intends to be taxed as a  regulated  investment  company  under

Subchapter M of the Code. Accordingly,  each portfolio must, among other things,

(a) derive in each taxable year at least 90% of its gross income from dividends,

interest,  payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities,  or foreign currencies, or other income  derived  with  respect  to its  business  of  investing  in such  stock,

securities or currencies;  and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of a portfolio's total assets is  represented  by  cash  and  cash  items,  U.S.  government  securities,  the securities of other regulated  investment  companies and other securities,  with such other securities  limited,  in respect of any one issuer,  to an amount not greater  than 5% of the value of the  portfolio's  total  assets  and 10% of the outstanding  voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).  Certain hedging  transactions that may be undertaken by one or more portfolios may be limited by the requirements  relating to a portfolio's  status as a regulated investment company.


As a regulated  investment  company,  each portfolio generally is not subject to

U.S. federal income tax on income and gains that it distributes to shareholders,

if at least  90% of a  portfolio's  investment  company  taxable  income  (which includes,  among  other  items,  dividends,  interest  and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed.  Each portfolio  intends to distribute to its  shareholders,  at least  annually,  substantially  all of its net  investment  income  and any net capital gains.


Amounts not  distributed  by a portfolio on a timely basis in accordance  with a calendar year  distribution  requirement may be subject to a nondeductible  four percent (4%) excise tax. To avoid the tax, a portfolio  must  distribute  during each  calendar  year,  (1) at least  ninety-eight  percent (98%) of its ordinary income (not taking into  account any capital  gains or losses) for the  calendar year, (2) at least ninety-eight  percent (98%) of its capital gains in excess of its capital losses  (adjusted for certain  ordinary losses) for the twelve-month period ending on October 31 of the calendar  year,  and (3) all ordinary  income and  capital  gains for  previous  years that were not  distributed  during such years. Each year, each portfolio will determine whether it may be subject to the calendar year  distribution  requirement.  If a portfolio  determines that it is subject to this distribution  requirement,  it intends to make its distributions in accordance with the calendar year  distribution  requirement.  A distribution will be treated as paid December 31 if it is declared by a portfolio in October,

November, or December of the year and paid by the portfolio by January 31 of the following year. Such  distributions  will be taxable to shareholders in the year in which  the  distributions  are  declared,  rather  than the year in which the distributions are received.


Diversification Rules


Interests in the portfolios will be held by insurance  company separate accounts that are  subject  to the  requirements  of  section  817(h) of the Code and the

Treasury Regulations thereunder, which impose certain investment diversification requirements (the  "Diversification  Rules") with respect to assets held in such separate  accounts.  These  rules  apply  to the  investments  made by  separate accounts or their  subaccounts  (such accounts or subaccounts are referred to as

"segregated  asset accounts") that are used to fund benefits under variable life insurance  and  annuity  contracts.  Each  portfolio  intends to comply with the

Diversification Rules.



To satisfy the Diversification  Rules, the regulations generally require that on the last day of each quarter of a calendar  year:  no more than 55% of the value of a portfolio's  assets can be represented by any one investment;  no more than

70%  can be  represented  by any  two  investments;  no  more  than  80%  can be represented by any three investments; and no more than 90% can be represented by any four  investments.  For purposes of these rules,  all securities of the same issuer generally are treated as a single  investment,  but each U.S.  government agency or instrumentality  is treated as a separate issuer. In addition,  if one or more  life  insurance  companies,  as  defined  in the  Code,  own all of the interests in a regulated  investment
company ("RIC") or "grantor" trust, or any interest in a partnership that is not registered under the securities laws, a "look-through" rule applies to interests held by a  portfolio  in such RIC,  trust,  or  partnership.  Under  this  rule,

portfolio  diversification is tested by treating the portfolio as though it held directly  a pro  rata  portion  of  the  assets  held  by  the  RIC,  trust,  or partnership.



In the event that a portfolio fails to meet the Diversification  Rules, then any variable  contract  based  on that  portfolio  would  not be  treated  as a life insurance or annuity contract for federal income tax purposes. For this purpose,

a contract will be based on a portfolio if amounts received under such contract,

or earnings thereon, are allocated to such portfolio.  If a variable contract is no longer treated as a life insurance or annuity contract, then the owner of the contract would be subject to current  taxation on the income on the contract for taxable years in which such failure occurs, and thereafter. If the contract is a life insurance  contract under local law, however,  then certain amounts paid as death benefits will be treated as amounts paid under a life  insurance  contract for federal  income tax  purposes.  If the  failure to meet the  Diversification

Rules is shown to be inadvertent, the insurance company that issued the variable contract may be permitted to bring the segregated  asset account into compliance with those  rules.  In such case,  the  Diversification  Rules  contemplate  the payment  of a  "toll  charge"  based  on the tax  that  owners  of the  variable contracts  that are based on the "failed"  segregated  asset  account would have paid on the income on the contract  during the period when the account failed to meet the Diversification Rules. Accordingly, compliance with the Diversification

Rules,  as they may be modified  from time to time,  is  important,  and will be

carefully   monitored   by  the   portfolio   advisor.   Compliance   with   the

Diversification Rules may have the effect of reducing the return of a portfolio,

as the investments and strategies  utilized by a portfolio may be different from what the portfolio's advisor might otherwise believe to be desirable.


                             Shareholder Information


Description of Fund Shares



The fund was  incorporated  under the laws of  Maryland  on July 26,  1989.  The capitalization  of the fund consists of 620,000,000  authorized shares of common stock with a par value of $0.001 each with 18,000,000  unallocated  shares. When

issued,  shares  of  the  fund  are  fully  paid,  non-assessable,   and  freely

transferable.  The Board of Directors  may  establish  additional  portfolios or classes (with different investment  objectives and fundamental  policies) at any time in the future. Establishment and offering of additional portfolios will not alter  the  rights of the  fund's  shareholders.  Shares do not have  preemptive rights or subscription  rights.  In liquidation of a portfolio of the fund, each shareholder  is  entitled to receive his or her pro rata share of the net assets of that portfolio.



Voting Rights


Shareholders  of the fund are given certain  voting  rights.  Each share of each portfolio  will be given one vote,  and each  fractional  share  will be given a proportionate fractional vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.


Under the Fund's  charter,  the Fund is not required to hold annual  meetings of shareholders  to elect directors or for other purposes and it is not anticipated that the Fund will hold  shareholders'  meetings  unless  required by law or the

Fund's charter.  In this regard,  the Fund will be required to hold a meeting to elect  directors  to fill any  existing  vacancies on the Board if, at any time,

fewer than a majority of the directors have been elected by the  shareholders of the Fund.  In addition,  the charter  provides that the holders of not less than two-thirds of the outstanding  shares of the Fund may remove a person serving as director  either by  declaration  in  writing  or at a meeting  called  for such purpose. The Fund's shares do not have cumulative voting rights.



In accordance  with current law, it is anticipated  that AUL will request voting instructions  from owners or  participants  of any contracts  that are funded by separate  accounts that are registered  investment  companies under the 1940 Act and will vote shares in any such separate account  attributable to the contracts in proportion to the voting  instructions  received.  AUL may vote shares of any portfolio,  if any,  that  it owns  beneficially  in its own  discretion.  It is anticipated that one or more of AUL's separate  accounts will be the sole record shareholders of the Fund.



Net Asset Value of the Fund's Shares


As  indicated  under "Net Asset Value" in the  prospectus,  the fund's net asset value per share for the  purpose  of  pricing  purchase  and  redemption  orders generally is determined once each business day, Monday through Friday,  on which the New York Stock Exchange ("NYSE") is open for trading, as of the close of the

NYSE (normally, 4:00 P.M. eastern standard time (EST)). Net asset value will not be  determined  on days that the NYSE is closed,  on any federal  holidays or on days when AUL is not open for  business.  Traditionally,  in addition to federal holidays,  AUL is not open for business on the day after Thanksgiving.



The net asset  value  per share of each  portfolio's  shares,  except  the Money

Market portfolio, will fluctuate in response to changes in market conditions and other  factors.  The Money Market  portfolio's  securities  are valued using the amortized  cost  method of  valuation.  This  involves  valuing  a money  market security at cost on the date of acquisition  and thereafter  assuming a constant accretion of a discount or amortization of a premium to maturity,  regardless of the impact of fluctuating  interest rates on the market value of the instrument.

While this method  provides  certainty  in  valuation,  it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the portfolio would receive if it sold the instrument. During such periods the yield to investors in the portfolio may differ somewhat from that obtained in a similar  investment company which uses available market quotations to value all of its portfolio securities.


The SEC's  regulations  require the Money Market  portfolio to adhere to certain conditions in connection with using the amortized cost method of valuation.  The portfolio is required to maintain a dollar-weighted  average portfolio  maturity of 90 days or less, to limit its  investments  to instruments  having  remaining maturities  of 13 months or less (except  securities  held subject to repurchase agreements  having  13  months  or  less to  maturity),  and to  invest  only in securities  determined by the advisor to be of the highest  quality with minimal credit risks.


Purchases and Redemptions


Shares of a portfolio  may be  purchased or redeemed on any day that AUL is open for business.  Shares of each  portfolio are sold at their  respective net asset values  (without a sales charge) next computed after receipt and acceptance of a purchase order by AUL at its home office, on behalf of a separate account.  Each portfolio  reserves the right to reject or refuse, in its discretion,  any order for the purchase of shares, in whole or in part. Redemptions will be effected by the separate accounts to meet obligations  under the contracts.  Redemptions are made at the per share net asset  value  next  determined  after  receipt  of the redemption request by AUL at its home office, on behalf of a separate account.


Redemption proceeds normally will be paid within seven days following receipt of instructions  in proper form.  The fund may suspend the right of  redemption  of shares of any  portfolio  for any  period:  (a) during  which the NYSE is closed

(other than customary  weekend and holiday  closings) or during which trading on the NYSE is restricted;  (b) when the Securities  and Exchange  Commission  (the

"SEC")  determines  that a state of  emergency  exists which may make payment or transfer not reasonably practicable;  (c) as the SEC may by order permit for the protection  of the security  holders of the fund;  or (d) at any other time when the fund may, under  applicable  laws and  regulations,  suspend  payment on the redemption of its shares.


Custodian, Transfer Agent, and Dividend Disbursing Agent


The Bank of New York,  New York,  New York,  serves as the fund's  custodian and dividend  dispersing  agent.  Unified Fund Services,  Inc.  serves as the fund's transfer agent.


Independent Registered Public Accounting Firm


PricewaterhouseCoopers  LLP serves as independent  registered  public accounting firm of the fund and performs certain  accounting and auditing  services for the fund.


Legal Counsel


Dechert  LLP,  Washington,  D.C.,  has  passed  upon  certain  legal  matters in connection with the shares offered by this prospectus,  and also acts as outside counsel to the fund.


Code of Ethics


The fund and the advisor have adopted a Code of Ethics.  Under the provisions of the Codes,  personnel  of the fund and the  advisor  may not  knowingly,  within certain time periods, purchase or sell any security in which the fund may invest unless it is  determined  that,  in view of the nature of and the market for the security,  such a purchase or sale will not affect the price paid or received by the fund for the  security.  Copies of these Codes of Ethics may be reviewed and copied at the Public  Reference Room of the Securities and Exchange  Commission.

For more information about the Public Reference Room, call 1-202-942-8090.  They

are  also   available   from   the   SEC's   EDGAR   database   Information   at

http://www.sec.gov. Copies of the Codes can also be obtained, after payment of a fee for  duplication,  by  writing  the  Public  Reference  Section  of the SEC,

Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.


                              Financial Statements




The Financial  Statements  of the fund,  as of December 31, 2006,  including the

Notes  thereto,  are  incorporated  by reference in the  statement of additional information  from the Annual  Report of the fund as of December  31,  2006.  The

Financial  Statements  have been  audited  by  PricewaterhouseCoopers  LLP,  the independent  registered  public  accounting  firm  for  the  fund.  Management's

Discussion  and  Analysis is  contained in the fund's  Annual  Report,  which is available  without  charge  and may be  obtained  by  writing to the fund at One

American  Square,  Indianapolis,  IN  46282  or by  calling  the  fund at  (800)

249-6269.

                                   APPENDIX I


                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS


CORPORATE BONDS


Bonds rated Aa by Moody's  Investors  Service,  Inc.  ("Moody's")  are judged by

Moody's to be of high quality by all  standards.  Together  with bonds rated Aaa

(Moody's  highest  rating) they comprise what are generally  known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater  amplitude,  or there may be other elements present which make the long-term risks appear somewhat larger than those  applicable to Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment  attributes and are to be  considered  as upper  medium-grade  obligations.  Factors  giving security to principal and interest are considered adequate,  but elements may be present which suggest a susceptibility to impairment some time in the future.



Moody's Baa rated bonds are considered medium-grade obligations,  i.e., they are neither highly  protected nor poorly  secured.  Interest  payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be  characteristically  unreliable over any great length of time.

Such  bonds lack  outstanding  investment  characteristics  and,  in fact,  have speculative characteristics as well.



Bonds  rated AA by  Standard  & Poor's  are  judged by  Standard  & Poor's to be high-grade  obligations  and in the majority of  instances  differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are  considered  by Standard & Poor's to be the highest  grade  obligations  and possess the ultimate  degree of protection  as to principal  and interest.  Bond prices move  inversely with interest  rates.  Bonds rated A by Standard & Poor's have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.


Standard  &  Poor's  BBB  rated  bonds,  or  medium-grade  category  bonds,  are borderline  between definitely sound obligations and those where the speculative elements  begin to  predominate.  These bonds have adequate  asset  coverage and normally  are  protected  by  satisfactory  earnings.  Their  susceptibility  to changing conditions, such as recessions and robust economic growth, necessitates constant  attention.  These bonds  generally are more responsive to business and trade  conditions  than to  interest  rates.  This  group  is the  lowest  which qualifies for commercial bank investment.





COMMERCIAL PAPER



The prime  rating  ("P") is the  highest  commercial  paper  rating  assigned by

Moody's.  Among the factors  considered by Moody's in assigning  ratings are the following:  (1)  evaluation  of the  management  of  the  issuer;  (2)  economic

evaluation  of  the  issuer's   industry  or  industries  and  an  appraisal  of

speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's  products in relation to competition and customer  acceptance;  (4)

liquidity;  (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten  years;  (7)  financial  strength  of a parent  company  and the relationships  which exist with the issuer; and (8) recognition by management of obligations  which may be  present  or may arise as a result of public  interest questions and preparations to meet such  obligations.  Issuers within this prime category may be given ratings 1, 2 or 3, depending on the relative  strengths of these factors.



Commercial paper rated A by Standard & Poor's has the following characteristics:

(1)  liquidity  ratios are  adequate to meet cash  requirements;  (2)  long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors  outweigh the BBB; (3) the issuer should have access to at least two  additional  channels of borrowing;  (4) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances;

and (5)  typically  the issuer's  industry  should be well  established  and the issuer should have a strong position within its industry and the reliability and quality  of  management  should be  unquestioned.  Issuers  rated A are  further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

--------------------------------------------------------------------------------

We have not authorized  anyone to provide you with information that is different from the  information  in this statement of additional  information.  You should only rely on the  information  in this sttement of additional  information or in the propsectus or in other information provided to you by us.


There is a prospectus that has general information about the fund. The fund also files annual and  semi-annual  reports with the SEC. These reports  provide more information  about the fund's  investments.  The annual  report  also  discusses market  conditions and investment  strategies  that  significantly  affected the fund's performance in 2006.


You may  request  a free  copy of the  propsectus  or a copy  of the  annual  or semi-annual reports by writing us at One American Square, Indianapolis,  Indiana

46282 or by calling us at (800) 249-6269.  If you have other questions,  call or write us.


Information  about the fund can also be reviewed  and copied at the SEC's Public

Reference  Room in  Washington,  D.C.  or may be  obtained by calling the SEC at

(800)  SEC-0330.  Reports and other  information are also available on the SEC's

Internet site at  http://www.sec.gov.  Copies of this information can be ordered by writing the Public Reference Section o fthe SEC, Washington, D.C. 20549-6009.

The SEC will charge a duplicating  fee for this service.  This  information  may also be  obtained  by  e-mailing  your  requet  to  public.info@sec.gov.  Please reference the fund's Investment Company Act file number in your correspondence.


The fund has filed a  registration  statement  with the SEC under the Securities

Act of 1933 and the Investment  Company Act of 1940, as ameneded,  that provides information  about the fund's  securities.  This  information is incorporated by reference.


The products  described herein are not insured by the Federal Deposit  Insurance

Corporation;  are not deposits or other obligations of the financial institution and are  not  guaranteed  by the  financial  institution;  and  are  subject  to

investment   risks,   including   possible  loss  of  the  principal   invested.

--------------------------------------------------------------------------------


                             OneAmerica Funds, Inc.

                      Variable Life and Annuity Contracts

                                    Sold By

                   AMERICAN UNITED LIFE INSURANCE COMPANY (R)

                              One American Square

                          Indianapolis, Indiana 46282

                      STATEMENT OF ADDITIONAL INFORMATION


                               DATED: May 1, 2007




Investment Company Filing No.:  811-05850

--------------------------------------------------------------------------------

                            Part C: Other Information



--------------------------------------------------------------------------------

ITEM 23:  Exhibits

--------------------------------------------------------------------------------


  (a)(1)  Articles of Incorporation of Registrant.......................     (1)

  (a)(2)  Articles Supplementary of Registrant...................(1,4,5,7,10,11)

  (a)(3)  Form of Articles Supplementary...............................      (6)

  (b)     By-laws of Registrant........................................   (1,10)

  (c)     Not applicable

  (d)     Investment Advisory Contract and Addenda to Agreement

            between Registrant and American United Life Insurance

            Company and the Expense Limitation Agreement between

            Registrant and American United Life Insurance Company.(1,2,5,7,8,12)

  (e)     Not applicable

  (f)     Not applicable

  (g)     Form of Custody Agreement between Registrant and Bank of

            New York, Fee Schedule, and Amendment(s)....................  (1,12)

  (h)(1)  Form of Fund Accounting Agreement between Registrant and Bank of New York, Fee Schedule, and Amendment(s)........(1,7,12)

  (h)(2)  Form of Administration Agreement between Registrant and

            Bank of New York, Fee Schedule and Amendment(s).............  (7,12)

  (h)(3)  Form of Transfer Agency Agreement between Registrant and

            Unified Fund Services.......................................    (12)

  (h)(4)  Form of Trading Agreement between Registrant and American

            United Life Insurance Company...............................    (12)

  (i)     Opinion and Consent of Counsel................................     (1)

  (j)     Consent of Independent Auditors...............................    (13)

  (k)     Not applicable

  (l)     Not applicable

  (m)(1)  Form of 12b-1 Plan............................................    (12)

  (m)(2)  Form of Related Agreement.....................................    (12)

  (n)     Form of 18f-3 Plan............................................     (6)

  (o)     Reserved

  (p)     Code of Ethics................................................    (12)

  (q)(1)  Powers of Attorney............................................    (12)

  (q)(2)  Rule 483 Certified Resolution.................................    (13)

--------------------------------------------------------------------------------


(1)  Filed in Registrant's Post Effective  Amendment No. 11, Form N-1A, File No.

     33-30156, on April 30, 1998.


(2)  Filed in Registrant's Post Effective  Amendment No. 13, Form N-1A, File No.

     33-30156, on April 30, 1999.


(3)  Filed in Registrant's Post Effective  Amendment No. 14, Form N-1A, File No.

     33-30156, on April 26, 2000.


(4)  Filed in Registrant's Post Effective  Amendment No. 15, Form N-1A, File No.

     33-30156, on April 27, 2001.


(5)  Filed in Registrant's Post Effective  Amendment No. 16, Form N-1A, File No.

     33-30156, on May 1, 2002.


(6)  Filed in Registrant's Post Effective  Amendment No. 17, Form N-1A, File No.

     33-30156, on January 31, 2003.


(7)  Filed in Registrant's Post Effective  Amendment No. 18, Form N-1A, File No.

     33-30156, on March 28, 2003.


(8)  Filed in Registrant's Post Effective  Amendment No. 20, Form N-1A, File No.

     33-30156, on April 28, 2004.


(9) Filed in Registrant's Post Effective  Amendment No. 21, Form N-1A, File No.

     33-30156, on February 28, 2005.


(10) Filed in Registrant's Post Effective  Amendment No. 22, Form N-1A, File No.

     33-30156, on April 29, 2005.


(11) Filed in Registrant's Post Effective  Amendment No. 23, Form N-1A, File No.

     33-30156, on December 23, 2005.


(12) Filed in Registrant's Post Effective  Amendment No. 25, Form N-1A, File No.

     33-30156, on April 28, 2006.


(13) Filed in Registrant's Post Effective  Amendment No. 26, Form N-1A, File No.

     33-30156, on April ??, 2007.

--------------------------------------------------------------------------------

Item 24:  Persons Controlled by or Under Common Control with the Fund

--------------------------------------------------------------------------------


AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government,  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL  AMERICAN  INDIVIDUAL  VARIABLE  LIFE UNIT TRUST (File No.  811-8311),  is a

separate  account of AUL,  organized  for the purpose of the sale of  individual variable life insurance products.


AUL AMERICAN UNIT TRUST (File No. 811-5929),  AUL AMERICAN INDIVIDUAL UNIT TRUST

(File No.  811-8536),  and AUL AMERICAN  INDIVIDUAL  VARIABLE ANNUITY UNIT TRUST

(File No. 811-9193) are separate  accounts of AUL,  organized for the purpose of the sale of group and individual variable annuity contracts, respectively.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division,  all  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  was  transferred  to GE

Employers Reinsurance  Corporation on July 1, 2002. Until November 16, 2005, RMS

wholly owns these subsidiaries: AUL Reinsurance Management Services Canada, Ltd.

and AUL Reinsurance Management Services (Bermuda) Ltd. On November 16, 2005, AUL

Reinsurance  Management  Services (Bermuda) Ltd. was dissolved.  AUL still has a

100% equity interest in AUL Reinsurance Management Services Canada, Ltd.

FIRST  FINANCIAL  REINSURANCE  COMPANY,  LTD ("First  Financial")is  a Turks and

Caicos,  British West Indies  domestic  insurance  company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent,  First  Financial  Corporation.  On June 30,  1999,  AUL invested

$400,000 and received 1,300 shares of preferred stock in First Financial,  until then a wholly-owned subsidiary of First Financial Corporation. On June 26, 2006,

in  connection  with the sale of CNL Financial  Corporation  ("CNL") to Securian

Financial Group, Inc., a Minnesota corporation ("Securian"),  AUL sold all 1,300 shares of preferred stock to Minnesota Life Insurance Company, a Minnesota stock life insurance company and subsidary of Securian ("Minnesota Life"). As a result of this transaction, AUL owns no equity interest in First Financial.


FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on

December 31, 2002 and is a company  domiciled  in the Turks and Caicos,  British

West Indies  whose  business is the  reinsurance  of credit life and  disability risks issued  through its parent,  Fifth-Third  Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions,  debts,  liabilities,  etc., of the former entity.  AUL received  260 shares of  preferred  stock of Fountain  Square,  in exchange  for

26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the  outstanding  stock of Fountain Square as it owned in

Fountain Square Insurance  Company.  The Fountain Square Insurance Company stock was  valued at  $96.16  per share  and the  Fountain  Square  stock is valued at

$9,616.00  per share.  On December 23,  2003,  AUL  invested  $2,501,031.75  and received 260 shares of preferred  stock in Fountain  Square.  As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.


OLD KENT FINANCIAL LIFE  INSURANCE  COMPANY ("Old Kent") is an Arizona  domestic insurance  company  whose  business  is  the  reinsurance  of  credit  life  and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16,

2001 AUL invested  $2,500,000 and received  26,000 shares of preferred  stock in

Old Kent,  until then a wholly-owned  subsidiary of Fifth-Third  Banc Corp. As a result of the  transaction,  AUL has  acquired a 20.6%  equity  interest in that company.


ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2006, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2006, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT,  ONEAMERICA  FUNDS,  INC.  (the  "Fund")  (File  No.  811-5850)  was

incorporated  under the laws of  Maryland on July 26,  1989,  and is an open-end management  investment  company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May

1,  2002,  the name of this  corporation  was  changed.  The prior  name was AUL

American  Series  Funds,  Inc. As of December  31,  2006,  there are 620 million authorized shares; currently, 612 million shares have been allocated and issued.

AUL owns 0.00 percent of the Value  portfolio,  0.00  percent of the  Investment

Grade Bond  portfolio,  0.00  percent  of the Asset  Director  portfolio,  97.76 percent  of the  Socially  Responsive  portfolio  and 0.00  percent of the Money

Market portfolio shares as of December 31, 2006. As a result of the transaction,

the separate accounts of AUL have acquired a 99.99% equity interest in the fund.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.



--------------------------------------------------------------------------------

Item 25:  Indemnification

--------------------------------------------------------------------------------


Reference is made to Article VII of the Registrant's  Articles of Incorporation

and to Article XI of the Registrant's By-laws, both of which are incorporated by reference herein.


Insofar as indemnification  for liabilities  arising under the Securities Act of

1933 may be permitted to  directors,  officers  and  controlling  persons of the

Registrant by the Registrant  pursuant to the Fund's Articles of  Incorporation,

its By-laws or  otherwise,  the  Registrant  is aware that in the opinion of the

Securities  and Exchange  Commission,  such  indemnification  is against  public policy as expressed in the Act, and therefore,  is  unenforceable.  In the event that a claim  for  indemnification  against  such  liabilities  (other  than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling  persons of the Registrant in connection with the successful defense of any act,  suit or  proceeding)  is  asserted by such  directors,  officers or controlling  persons  in  connection  with  the  shares  being  registered,  the

Registrant  will,  unless in the  opinion  of its  counsel  the  matter has been settled by controlling precedent,  submit to a court of appropriate jurisdiction the question  whether such  indemnification  by it is against  public  policy as expressed  in the Act and will be  governed  by the final  adjudication  of such issues.


--------------------------------------------------------------------------------

ITEM 26:  Business and Other Connections of the Investment Adviser

--------------------------------------------------------------------------------


The business and other connections of Registrant's investment adviser are described in Part B of this Registrations Statement and in Item 25 above.

--------------------------------------------------------------------------------

ITEM 26:  Business and Other Connections of the Investment Adviser (Con't.)

--------------------------------------------------------------------------------


Information relating to the Adviser's officers and directors is provided herein.


                                    Positions and Offices with AUL

                                   and Principal Occupations During

Name and Address                         the Past Five Years

----------------                   --------------------------------





Dayton H. Molendorp*               Chairman of the Board, President and Chief Executive Officer, AUL

                                   (9/04 - present); Chairman of the Board, OneAmerica Financial Partners, Inc.

                                   (9/04 - present); Chairman of the Board and  President, The State Life Insurance Company

                                   (2/03 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division, AUL (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Chairman of the Board, President and Director, Pioneer Mutual Life Insurance Company

                                   (2/02 - present)


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President,

                                   Strategic Planning and Corporate Development, AUL (7/02 - present);

                                   Director, AUL (7/02 - present) Vice President,

                                   Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present); Secretary, State Life Insurance

                                   Company (8/02 - present); Partner, Nymast, Good, Voigts, West,

                                   Hansel and O'Brien (1992-1998; 2001-8/2002)


----------------------------------------------

*One American Square, Indianapolis, Indiana 46282



--------------------------------------------------------------------------------

ITEM 27: Principal Underwriters

--------------------------------------------------------------------------------


Not applicable.


--------------------------------------------------------------------------------

Item 28:  Location of Accounts and Records

--------------------------------------------------------------------------------


The Registrant and its Advisor  maintain at the Fund's  principal office located at One American Square,  Indianapolis,  Indiana,  46282,  physical possession of each account,  book or other document,  and  shareholder  records as required by

Section 31(a) of the 1940 Act and rules thereunder. Certain records with respect to the Portfolios of the Fund may be kept by the Fund's custodian.


--------------------------------------------------------------------------------

Item 29:  Management Services

--------------------------------------------------------------------------------


There are no  management-related  service  contracts  not discussed in Part A or

Part B.


--------------------------------------------------------------------------------

ITEM 30:  Undertakings

--------------------------------------------------------------------------------


Not applicable.

                                   SIGNATURES




     Pursuant  to the  requirements  of the  Securities  Act and the  Investment

Company Act, the Fund certifies that it meets all requirements for effectiveness of this  post-effective  amendment to this  registrations  statement  under Rule

485(b)  under  the  Securities  Act  and has  duly  caused  this  post-effective amendment  to the  registration  statement  to be  signed  on its  behalf by the undersigned, duly authorized, in the City of Indianapolis,  and State of Indiana

on the 1st day of May, 2007.



                                        OneAmerica Funds, Inc.



                                        ________________________________________

                                        By: Dayton H. Molendorp*, President



*By: /s/ Thomas M. Zurek
    ___________________________________________

    Thomas M. Zurek as  Attorney-in-fact




Pursuant  to  the  requirements  of  the  Securities  Act,  this  post-effective amendment to the  registration  statement has been signed below by the following persons in the capacities and on the dates indicated.




Signature                          Title                         Date

---------                          -----                         ----



_________________________________  Director & Chairman of the  May 1, 2007

Donald J. Stuhldreher*             Board




_________________________________  Director                    May 1, 2007

Stephen J. Helmich*




_________________________________  Treasurer (Principal        May 1, 2007

Constance E. Lund*                 Financial and Accounting

                                   Officer)




_________________________________  President                   May 1, 2007

Dayton H. Molendorp*




_________________________________  Director                    May 1, 2007

James W. Murphy*




_________________________________  Director                    May 1, 2007

Gilbert F. Viets*




_________________________________  Director                    May 1, 2007

Jean L. Wojtowicz*



By:   /s/ Thomas M. Zurek

     _____________________________________

     Thomas M. Zurek as  Attorney-in-fact


Date: May 1, 2007

                                  EXHIBIT LIST

 Exhibit No.

in Form N1-A        Exhibit

  Item 23         Numbered As             Name of Exhibit

------------      -----------             ---------------


  Item 23(j)       EX-99                  Consent of Independent Auditors


  Item 23(q)(2)    EX-99                  Rule 483 Certified Resolution